                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05010

                        THE HUNTINGTON FUNDS
                  (Exact name of registrant as specified in charter)

                        5800 Corporate Drive
                  Pittsburgh, Pennsylvania 15237-7010
                  (Address of principal executive offices)

                        Ronald J. Corn, Esq.
                        The Huntington National Bank
                        41 South High Street
                        Columbus, Ohio 43287
                        (Name and address of agent for service)

                        Copies to:
                        David C. Mahaffey, Esq.
                        Sullivan  & Worcester LLP
                        1666 K Street, N.W.
                        Washington, DC  20006

Registrant's telephone number, including area code:  1-800-253-0412

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

[Logo of Huntington Funds]

Semi-Annual Shareholder Report

Money Market Funds

Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

JUNE 30, 2005

TRUST SHARES
INVESTMENT A SHARES
INVESTMENT B SHARES
INTERFUND SHARES

Huntington Florida Tax-Free Money Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Demand Notes	73.9%
General Market Notes	22.1%
Cash	0.6%
Other Assets in Excess of Liabilities	3.4%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount or Shares		Value
Municipal Bonds -- 96.0%
Florida -- 92.6%
$500,000	Aluchua County, FL, Health Facilities Authority Revenue, (LOC-Suntrust Bank), 2.280%, 12/1/12**	$500,000
1,100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC-Citibank N.A.), 2.290%, 11/1/31**	1,100,001
850,000	Broward County, FL, Housing Finance Authority Multifamily Revenue, (FNMA Ins), 2.280%, 5/15/27**	850,000
100,000	Broward County, FL, Housing Finance Authority Multifamily Revenue, (LOC-Bank One), 2.310%, 11/1/05**	100,000
150,000	Broward County, FL, School Board, Certificate Participation Refunding, Series A, (AMBAC Ins), 2.000%, 7/1/05**	150,000
500,000	Broward County, FL, School District, 5.000%, 2/15/06**	508,573
1,000,000	Charlotte County, FL, Utility Revenue, (FSA Ins), 2.300%, 10/1/21**	1,000,000
300,000	Clay County, FL, Housing Finance Authority Multifamily Revenue, (Freddie Mac Ins), 2.300%, 11/1/14**	300,000
1,000,000	Collier County, FL, Educational Facilities Revenue, (LOC-Fifth Third Bank), 2.540%, 4/1/28**	1,000,000
385,000	Daytona Beach, FL, Public Improvements, G.O., (FGIC Ins), 3.000%, 7/1/05**	385,000
250,000	Florida State Board of Education (LOC-J.P. Morgan Securities), 4.000%, 6/1/06**	253,033
400,000	Halifax, FL, Health Care Facilities Revenue, (LOC-Bank of America N.A.), 2.310%, 12/1/13**	400,000
200,000	Highlands County, FL, Infrastructure Sales Surtax Revenue, (AMBAC Ins), 2.800%, 11/1/05**	200,431
500,000	Hillsborough County, FL, Aviation Authority Refunding Revenue, (LOC-General Electric Capital Corp.), 2.300%, 12/1/30**	500,000
500,000	Indian River County, FL, School Board Revenue, BAN, 3.000%, 12/23/05**	502,349
75,000	Indian River County, FL, Water & Sewer Revenue, 3.000%, 9/1/05**	75,106
1,100,000	Jacksonville, FL, Electric Authority Revenue, Series B, (LOC-Bank of America), 2.230%, 10/1/34**	1,100,000
1,265,000	Jacksonville, FL, Health Facilities Authority Revenue, (MBIA Ins), 2.250%, 8/15/19**	1,265,000
300,000	Jacksonville, FL, Health Facilities Authority Revenue, Genesis Rehabilitation Hospital, (LOC-Bank of America), 2.280%, 5/1/21**	300,000
155,000	Lauderhill, FL, Water & Sewer Refunding Revenue, (FSA Ins), 3.375%, 10/1/05**	155,473
700,000	Maitland, FL, G.O., (MBIA Ins), 3.000%, 7/1/06**	702,772
615,000	Manatee County, FL, Public Improvements Revenue, (FGIC Ins), 2.000%, 10/1/05**	615,927
700,000	Orange County, FL, Health Facilities Authority Revenue, (LOC-Suntrust Bank), 2.320%, 11/15/14**	700,000
200,000	Orange County, FL, School Board, Certificate Participation, Series B, (MBIA Ins), 2.250%, 8/1/27**	200,000
1,000,000	Orlando & Orange County, FL, Expressway Authority, (AMBAC Ins), 2.260%, 7/1/40**	1,000,000
1,100,000	Orlando & Orange County, FL, Expressway Revenue, 2.250%, 7/1/25**	1,100,000
900,000	Palm Beach County, FL, Educational Facility Authority Revenue, (LOC-Bank of America), 2.350%, 12/1/31**	900,000
375,000	Palm Beach County, FL, Health Facilities Authority Revenue, (LOC-Suntrust Bank), 2.280%, 12/1/31**	375,000
500,000	Palm Beach County, FL, Housing Finance Authority Multifamily Revenue, Emerald Bay Club Apartments, 2.310%, 6/1/30**	500,000
200,000	Palm Beach County, FL, Housing Finance Authority Revenue, (LOC-Credit Suisse First Boston), 2.280%, 11/1/07**	200,000
500,000	Palm Beach County, FL, Revenue, (AMBAC Ins), 2.350%, 3/1/27**	500,000
200,000	Palm Beach County, FL, Revenue, (LOC-Northern Trust Company), 2.350%, 5/1/25**	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC-Northern Trust Company), 2.350%, 3/1/30**	1,050,000
700,000	Palm Beach County, FL, Revenue, Henry Morrison Flagler Project, (LOC-Northern Trust Company), 2.300%, 11/1/36**	700,000
500,000	Palm Beach County, FL, School District Revenue, 3.000%, 9/28/05**	501,558
915,000	Pinellas County, FL, Education Facilities Authority Revenue, (LOC-Suntrust Bank), 2.310%, 7/1/20**	915,000
700,000	Pinellas County, FL, Health Facilities Authority Refunding Revenue, (AMBAC Ins), 2.350%, 12/1/15**	700,000
800,000	The University of North Florida Foundation, Inc., (LOC-First Union National Bank), 2.430%, 5/1/28**	800,000
100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins), 2.300%, 1/15/32**	100,000

		22,405,223

Ohio -- 1.6%
130,000	Canal Winchester, OH, Local School District, 3.000%, 12/1/05**	130,212
240,000	Southwest Licking, OH, Local School District, G.O., (FGIC Ins), 7.100%, 12/1/16**	249,647

		379,859

Washington -- 1.8%
445,000	Washington State Public Power Supply Refunding Revenue, Series A, 5.000%, 7/1/05**	445,000

Total Municipal Bonds (Cost $23,230,082)		23,230,082

Cash Equivalent -- 0.6%
141,606	Fidelity Institutional Tax-Exempt Fund	141,606

Total Cash Equivalent (Cost $141,606)		141,606

Total Investments Cost $23,371,688) (a) -- 96.6%		23,371,688

Other Assets in Excess of Liabilities -- 3.4%		834,352

Net Assets -- 100.0%		$24,206,040

See Notes to Portfolio of Investments, page 52.

Huntington Money Market Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agencies	88.5%
Repurchase Agreements	7.6%
Commercial Paper	3.4%
Cash	0.7%
Liabilities in Excess of Other Assets	(0.2)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount or Shares		Value
U.S. Government Agencies -- 88.5%
Federal Farm Credit Bank -- 20.9%
$15,000,000	2.950%, 7/6/05	$14,993,843
15,000,000	2.950%, 7/12/05	14,986,479
15,000,000	3.100%, 7/15/05	14,981,917
15,000,000	2.990%, 7/20/05	14,976,369
15,000,000	2.990%, 7/25/05	14,970,100
15,000,000	3.020%, 7/29/05	14,964,825
15,000,000	3.080%, 8/15/05	14,942,344
20,000,000	3.140%, 8/25/05	19,904,055
15,000,000	3.140%, 8/29/05	14,922,808
15,000,000	3.150%, 8/31/05	14,919,938

		154,562,678

Federal Home Loan Bank -- 25.0%
15,000,000	3.090%, 7/7/05	14,992,274
15,000,000	3.020%, 7/8/05	14,991,192
15,000,000	3.070%, 7/14/05	14,983,371
15,000,000	2.910%, 7/15/05	14,983,025
15,000,000	2.980%, 7/18/05	14,978,892
13,418,000	3.130%, 8/5/05	13,377,168
15,000,000	3.030%, 8/11/05	14,948,238
15,000,000	3.110%, 8/17/05	14,939,096
16,563,000	3.110%, 8/19/05	16,492,887
15,000,000	3.120%, 8/24/05	14,929,800
10,000,000	3.240%, 9/9/05	9,937,000
15,000,000	3.330%, 9/28/05	14,876,513
10,000,000	3.079%, 6/14/06***	10,000,000

		184,429,456

Federal Home Loan Mortgage Corporation -- 28.8%
19,000,000	2.940%, 7/1/05	19,000,000
15,000,000	2.970%, 7/5/05	14,995,050
20,000,000	2.990%, 7/11/05	19,983,361
15,000,000	2.980%, 7/19/05	14,977,650
15,000,000	2.970%, 7/26/05	14,969,063
15,000,000	3.070%, 8/1/05	14,960,346
10,000,000	3.130%, 8/8/05	9,966,961
20,000,000	3.050%, 8/9/05	19,933,917
15,000,000	3.160%, 8/18/05	14,936,800
15,000,000	3.110%, 8/23/05	14,931,321
10,000,000	3.180%, 8/30/05	9,947,000
15,000,000	3.220%, 9/6/05	14,910,108
15,000,000	3.240%, 9/13/05	14,900,100
15,000,000	3.300%, 9/20/05	14,888,625

		213,300,302

Federal National Mortgage Association -- 13.8%
15,000,000	2.960%, 7/13/05	14,985,225
15,000,000	3.040%, 7/22/05	14,973,400
15,000,000	3.010%, 7/27/05	14,967,392
10,000,000	3.060%, 8/3/05	9,971,950
18,850,000	3.120%, 8/19/05	18,770,078
13,250,000	3.300%, 9/14/05	13,158,906
15,000,000	3.320%, 9/21/05	14,886,567

		101,713,518

Total U.S. Government Agencies (Cost $654,005,954)		654,005,954

Commercial Paper -- 3.4%
Bank Holding Companies -- 3.4%
25,000,000	International Bank for Reconstruction & Development, 2.700%, 7/1/05	25,000,000

Total Commercial Paper (Cost $25,000,000)		25,000,000

Repurchase Agreements -- 7.6%
56,488,900	Morgan Stanley Dean Witter & Co., 3.320%, dated 6/30/05, due 7/1/05, repurchase price $56,494,110 (Fully collateralized by U.S. Treasury securities)	56,488,900

Total Repurchase Agreements (Cost $56,488,900)		56,488,900

Cash Equivalent -- 0.7%
5,000,000	Meeder Institutional Money Market Fund	5,000,000

Total Cash Equivalent (Cost $5,000,000)		5,000,000

Total Investments (Cost $740,494,854) (a) -- 100.2%		740,494,854

Liabilities in Excess of Other Assets -- (0.2)%		(1,773,618)

Net Assets -- 100.0%		$738,721,236

See Notes to Portfolio of Investments, page 52.

Huntington Ohio Municipal Money Market Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Demand Notes	64.8%
General Market Notes	25.9%
Commercial Paper	6.7%
Other Investments	2.0%
Cash	0.4%
Other Assets in Excess of Liabilities	0.2%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount or Shares		Value
Municipal Bonds -- 92.7%
Ohio -- 92.7%
$2,500,000	Akron, OH, Hospital District Revenue, Series B, (LOC-Bank One N.A.), 2.320%, 11/1/34**	$2,500,000
2,000,000	Ashland, OH, Various Purpose Improvement Notes, G.O., 4.000%, 5/25/06	2,017,445
900,000	Beaver Creek, OH, G.O., BAN, 2.750%, 12/28/05	902,167
1,200,000	Bexley, OH, G.O., BAN, 3.250%, 5/4/06	1,203,432
150,000	Brunswick OH, G.O., 5.000%, 12/1/05	151,630
1,990,000	Brunswick, OH, Storm Water Drainage Systems Notes, G.O., 4.250%, 5/24/06	2,011,631
1,000,000	Brunswick, OH, Water Distribution Systems Improvement Notes, G.O., 4.000%, 11/22/05	1,004,240
800,000	Butler County, OH, Hospital Facilities Revenue, (Middletown Regional Hospital), (LOC-Bank One N.A.), 2.260%, 11/1/10**	800,000
700,000	Butler County, OH, Public Improvements, Series F, G.O., BAN, 2.250%, 9/22/05	700,703
2,200,000	Canal Winchester, OH, Local School District, G.O., 2.750%, 12/21/05	2,204,580
1,900,000	Cincinnati & Hamilton County, OH, Port Authority,Revenue, Kenwood Office Associate Project, (LOC-Fifth Third Bank), 2.360%, 9/1/25**	1,900,000
750,000	Cincinnati, OH, G.O. BAN, 2.500%, 9/9/05	751,274
2,000,000	Cleveland, OH, Airport System Revenue, (FSA Ins), 2.220%, 1/1/31**	2,000,000
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, 2.350%, 1/1/34**	1,000,000
450,000	Cleveland, OH, Waterworks Revenue, (FGIC Ins), 2.300%, 1/1/33**	450,000
4,500,000	Columbus, OH, Regulation Airport Authority, 2.300%, 3/1/34**	4,500,000
2,260,000	Columbus, OH, Regulation Airport Authority Revenue, Series A, (LOC-U.S. Bank N.A.), 2.300%, 1/1/30**	2,260,000
3,700,000	Columbus, OH, Sewer Improvements Refunding Revenue, 2.300%, 6/1/11**	3,700,000
2,000,000	Cuyahoga County, OH, Cleveland Clinic, Various Revenue, Subseries B1, 2.350%, 1/1/39**	2,000,000
2,100,000	Cuyahoga County, OH, Hospitals Revenue, (LOC-Chase Manhattan Bank), 2.260%, 1/1/16**	2,100,000
675,000	Dayton, OH, Airport Improvements, G.O., BAN, 2.375%, 8/24/05	675,712
850,000	Dover, OH, Sewer Improvements, G.O., 2.100%, 10/20/05	850,632
1,000,000	Dublin, OH, City School District, G.O., BAN, 2.120%, 10/13/05	1,000,923
520,000	Fairfield County, OH, G.O., BAN, 2.700%, 12/15/05	521,045
900,000	Fairfield County, OH, Water System Improvements, G.O., BAN, 3.300%, 4/6/06	904,353
100,000	Field, OH, Local School District, G.O., (AMBAC Ins), 3.000%, 12/1/05	100,246
3,030,000	Franklin County, OH, Hospital Revenue, 2.270%, 12/1/20**	3,030,000
1,795,000	Franklin County, OH, Hospital Revenue, (Doctors Ohio Health), Series B, (LOC-National City Bank), 2.280%, 12/1/28**	1,795,000
4,150,000	Franklin County, OH, Hospital Revenue, Ohio Health Corp., Series D, (LOC-National City Bank), 2.280%, 7/1/29**	4,150,000
7,695,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC-Citibank N.A.), 2.270%, 12/1/21**	7,695,000
3,000,000	Franklin County, OH, Industrial Development Revenue, (LOC-Bank One), 2.750%, 11/1/14**	3,000,000
510,000	Franklin County, OH, Revenue, Series C-2, (FGIC Ins), 2.240%, 12/1/38**	510,000
600,000	Geauga County, OH, Library Administration, G.O., 3.000%, 3/2/06	602,150
300,000	Greene County, OH, G.O., BAN, 2.250%, 8/18/05	300,213
425,000	Greene County, OH, G.O., BAN, Series A, (Various), 3.000%, 2/23/06	426,616
2,040,000	Grove City, OH, G.O., BAN, 3.000%, 12/7/05	2,046,949
3,000,000	Hamilton County, OH, Economic Development Revenue, (LOC-Fifth Third Bank), 2.300%, 11/1/21**	3,000,000
1,500,000	Hamilton County, OH, Economic Development Revenue, Xavier High School Project, (LOC-Fifth Third Bank), 2.540%, 4/1/28**	1,500,000
4,135,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series F, 2.220%, 1/1/18**	4,135,000
4,645,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A, 2.260%, 6/1/19**	4,645,000
1,700,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series B, (MBIA Ins), 2.220%, 1/1/18**	1,700,000
2,100,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC-JP Morgan Chase Bank), 2.230%, 6/1/27**	2,100,000
2,000,000	Hamilton County, OH, Industrial Development Revenue, 3.030%, 10/15/12**	2,000,000
3,900,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC-U.S. Bank), 2.260%, 12/1/26**	3,900,000
2,000,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A, (LOC-National City Bank), 2.270%, 12/1/27**	2,000,000
3,675,000	Kent State University, OH, Ohio Universities Revenue, (General Reciepts), (MBIA Ins), 2.400%, 5/1/31**	3,675,000
800,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B, (LOC-Fifth Third Bank), 2.300%, 8/15/30**	800,000
3,000,000	Marysville, OH, Sewer Improvements, Series A, G.O., 3.000%, 8/25/05	3,003,568
750,000	Mason, OH, City School District, G.O., 5.500%, 2/9/06	755,284
1,925,000	Mason, OH, Public Improvements, G.O., BAN, 4.000%, 6/29/06	1,949,227
1,450,000	Montgomery County, OH, Health Services, Miami Valley Hospital Revenue, Series A (LOC-National City Bank), 2.300%, 11/15/22**	1,450,000
1,510,000	Oakwood, OH, G.O., BAN, 2.600%, 12/8/05	1,510,969
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC-Fifth Third Bank), 2.220%, 11/1/25**	1,125,000
1,650,000	Ohio State Air Quality Development Authority Revenue, Ohio Edison Project, Series A, 2.220%, 2/1/14**	1,650,000
2,500,000	Ohio State Air Quality Development Authority, G.O., Series B, 2.300%, 3/15/25**	2,500,000
3,150,000	Ohio State Higher Education Facilities Commission Revenue, John Carroll, Series B, (LOC-Allied Irish Bank PLC), 2.320%, 2/1/32**	3,150,000
2,455,000	Ohio State Higher Education Facilities Revenue, (LOC- Fifth Third Bank), 2.370%, 9/1/25**	2,455,000
1,500,000	Ohio State Higher Education Facilities Revenue, John Carroll University, (LOC-Allied Irish Bank PLC), 2.320%, 11/15/31**	1,500,000
3,700,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC-Fifth Third Bank), 2.220%, 11/1/30**	3,700,000
1,500,000	Ohio State Higher Education Facilities, (LOC-Fifth Third Bank), 2.320%, 9/1/27**	1,500,000
1,000,000	Ohio State Higher Education, G.O., 3.000%, 2/1/06	1,003,602
2,600,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, 2.300%, 12/1/24**	2,600,000
3,060,000	Ohio State University General Receipts Revenue, (Various), 2.300%, 12/1/27**	3,060,000
600,000	Ohio State University General Receipts Reveue, (Various), 2.300%, 12/1/17**	600,000
2,000,000	Ohio State University, Infrastructure Improvements, Series B, G.O., 2.220%, 8/1/17**	2,000,000
100,000	Ohio State University, Public Improvements, G.O., 6.150%, 8/1/10	102,392
5,000,000	Ohio State University, School Improvements, G.O., Series A, 2.250%, 3/15/25**	5,000,000
550,000	Ohio State Water Development Authority Refunding Revenue, (LOC-Wachovia Bank), 2.350%, 5/1/07**	550,000
400,000	Ohio State Water Development Authority Revenue, (Various) (MBIA Ins), 2.250%, 12/1/18**	400,000
245,000	Pickerington, OH, G.O., 3.000%, 3/9/06	245,903
100,000	Richland County, OH, G.O., 2.500%, 12/1/05	100,165
500,000	Richland County, OH, Public Improvements, G.O., BAN, 2.150%, 8/10/05	500,215
200,000	Sandusky County, OH, G.O., BAN, 2.200%, 11/30/05	200,000
4,275,000	Scioto County, OH, Hospital Revenue, VHA Center Inc., Capital Assets, Series G, 2.300%, 12/1/25**	4,275,000
2,925,000	Toledo, OH, City Services, Special Assessment, (LOC-State Street Bank), 2.280%, 6/1/07**	2,925,000
3,300,000	Trumbull County, OH, Health Care Revenue, (Non Profit Corp.), (Radian Ins), 2.530%, 10/1/31**	3,300,000
3,450,000	University Akron, OH, General Receipts Revenue, (FGIC Ins), 2.280%, 1/1/29**	3,450,001
2,300,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series C, 4.000%, 3/28/06	2,321,522
500,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various), (AMBAC Ins), 2.280%, 6/1/31**	500,000
365,000	Wilmington, OH, G.O., BAN, 2.100%, 9/30/05	365,267

Total Municipal Bonds (Cost $150,969,056)		150,969,056

Commercial Paper -- 6.7%
5,000,000	Cuyahoga County, OH, 2.100%, 9/8/05	5,000,000
6,000,000	Ohio State University, 2.770%, 7/19/05	6,000,000

Total Commercial Paper (Cost $11,000,000)		11,000,000

Cash Equivalent -- 0.4%
628,243	Fidelity Institutional Tax-Exempt Fund	628,243

Total Cash Equivalent (Cost $628,243)		628,243

Total Investments (Cost $162,597,299) (a) -- 99.8%		162,597,299

Other Assets in Excess of Liabilities -- 0.2%		396,567

Net Assets -- 100.0%		$162,993,866

See Notes to Portfolio of Investments, page 52.

Huntington U.S. Treasury Money Market Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Treasury Bills	61.1%
Repurchase Agreements	39.1%
Liabilities in Excess of Other Assets	(0.2)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Treasury Bills -- 61.1%
$30,000,000	2.750%, 7/7/05	$29,986,245
30,000,000	2.830%, 8/4/05	29,919,213
10,000,000	2.960%, 9/22/05	9,931,640
15,000,000	2.980%, 9/29/05	14,888,348
15,000,000	3.110%, 10/13/05	14,865,277
35,000,000	2.710%-2.800%, 7/14/05	34,965,404
25,000,000	2.720%-2.770%, 7/21/05	24,961,944
20,000,000	2.790%-2.860%, 8/11/05	19,935,641
30,000,000	2.800%-2.840%, 8/18/05	29,887,300
25,000,000	2.810%-2.820%, 7/28/05	24,947,294
25,000,000	2.860%-2.870%, 8/25/05	24,890,649
25,000,000	2.860%-2.900%, 9/1/05	24,876,301
25,000,000	2.870%-2.940%, 9/8/05	24,861,233
25,000,000	2.930%-3.030%, 9/15/05	24,842,258

Total U.S. Treasury Bills (Cost $333,758,747)		333,758,747

Repurchase Agreements -- 39.1%
40,000,000	Bear Stearns, 2.950%, dated 6/30/05, due 7/7/05, repurchase price $40,022,944 (Fully collateralized by U.S. Treasury securities), 2.950%, 7/7/05	40,000,000
40,000,000	Credit Suisse First Boston, 2.900%, dated 6/27/05, due 7/1/05, repurchase price $40,012,889 (Fully collateralized by U.S. Treasury securities), 2.900%, 7/1/05	40,000,000
30,000,000	Lehman Brothers Holdings, Inc., 2.880%, dated 6/24/05, due 7/1/05, repurchase price $30,016,800 (Fully collateralized by U.S. Treasury securities), 2.880%, 7/1/05	30,000,000
30,000,000	Merrill Lynch & Co., Inc., 2.750%, dated 6/30/05, due 7/1/05, repurchase price $30,016,625 (Fully collateralized by U.S. Treasury securities), 2.850%, 7/6/05	30,000,000
43,138,100	Morgan Stanley Dean Witter & Co., 2.750%, dated 6/30/05, due 7/1/05, repurchase price $43,141,395 (Fully collateralized by U.S. Treasury securities), 2.750%, 7/1/05	43,138,100
30,000,000	The Goldman Sachs Group, Inc., 3.060%, dated 6/28/05, due 7/5/05, repurchase price $30,017,850 (Fully collateralized by U.S. Treasury securities), 3.060%, 7/5/05	30,000,000

Total Repurchase Agreements (Cost $213,138,100)		213,138,100

Total Investments (Cost $546,896,847) (a) -- 100.2%		546,896,847

Liabilities in Excess of Other Assets -- (0.2)%		(1,255,451)

Net Assets -- 100.0%		$545,641,396

See Notes to Portfolio of Investments, page 52.

Huntington Dividend Capture Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks (includes 10.7% Real Estate Investment Trusts)	54.4%
Preferred Stocks (includes 2.6% Real Estate Investment Trusts)	42.5%
Collateral for Securities Lending	2.6%
Exchange-Traded Funds	0.8%
Cash[1]	2.1%
Liabilities in Excess of Other Assets	(2.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 54.4%
Consumer Discretionary -- 5.1%
41,000	Brunswick Corp.	$1,776,120
7,500	Fortune Brands, Inc.	666,000
53,000	Leggett & Platt, Inc.	1,408,740
27,000	Sherwin-Williams Co.	1,271,430
51,000	The Walt Disney Co.	1,284,180

		6,406,470

Consumer Staples -- 1.0%
49,000	Archer-Daniels-Midland Co.	1,047,620
4,000	Molson Coors Brewing Co., Class B	248,000

		1,295,620

Energy -- 4.6%
48,000	ConocoPhillips	2,759,520
35,000	Exxon Mobil Corp.	2,011,450
17,000	Unocal Corp.	1,105,850

		5,876,820

Financials -- 16.8%
30,000	Ace Ltd.	1,345,500
11,250	Allstate Corp.	672,188
45,000	Bank of America Corp.	2,052,450
6,500	Chubb Corp.	556,465
36,000	Hartford Financial Services Group, Inc.	2,692,080
50,000	Jefferson-Pilot Corp.	2,521,000
75,000	KeyCorp	2,486,250
43,000	Lincoln National Corp.	2,017,560
25,000	Morgan Stanley Dean Witter & Co.	1,311,750
30,000	Safeco Corp.	1,630,200
48,000	Wachovia Corp.	2,380,800
36,000	Washington Mutual, Inc.	1,464,840

		21,131,083

Health Care -- 4.3%
86,000	Bristol-Myers Squibb Co.	2,148,280
75,000	Merck & Co., Inc.	2,310,000
52,000	PerkinElmer, Inc.	982,800

		5,441,080

Industrials -- 3.3%
20,000	Burlington Northern Santa Fe Corp.	941,600
30,000	Deere & Co.	1,964,700
24,000	Northrop Grumman Corp.	1,326,000

		4,232,300

Materials -- 1.8%
20,000	Ball Corp.	719,200
33,000	Georgia Pacific Corp.	1,049,400
10,000	The Dow Chemical Co.	445,300

		2,213,900

Real Estate Investment Trusts -- 10.7%
20,000	Bedford Property Investors, Inc.	460,400
10,000	CBL & Associates Properties, Inc.	430,700
18,000	Colonial Properties Trust	792,000
35,000	Commercial NET Lease Realty	716,450
35,000	Equity Inns, Inc.	465,500
35,000	Equity Office Properties Trust	1,158,500
30,000	Equity Residential Properties Trust	1,104,600
23,500	First Industrial Realty Trust, Inc.	937,650
9,000	General Growth Properties	369,810
12,000	Health Care Real Estate Investment Trust, Inc.	452,280
20,000	Heritage Property Investment	700,400
14,000	Home Properties, Inc.	602,280
11,000	Hospitality Properties Trust	484,770
5,000	Kimco Realty Corp.	294,550
20,000	Liberty Property Trust	886,200
25,000	Mid-America Apartment Communities, Inc.	1,135,500
30,500	New Plan Excel Realty Trust	828,685
15,000	Parkway Properties, Inc.	750,150
10,000	Simon Property Group, Inc.	724,900
10,000	Thornburg Mortgage, Inc.	291,300

		13,586,625

Technology -- 2.7%
40,000	Intel Corp.	1,042,400
70,000	Nokia Corp. ADR	1,164,800
60,000	Sabre Holdings Corp., Class A	1,197,000

		3,404,200

Telecommunications -- 2.0%
49,000	AT&T Corp.	932,960
67,000	SBC Communications, Inc.	1,591,250

		2,524,210

Utilities -- 2.1%
26,000	American Electric Power Co., Inc.	958,620
28,000	Kinder Morgan Energy Partners LP (d)	1,425,760
13,000	Nisource, Inc.	321,490

		2,705,870

Total Common Stocks (Cost $64,523,466)		68,818,178

Preferred Stocks -- 42.5%
Consumer Discretionary -- 1.3%
55,000	The Walt Disney Co., 7.000%	1,440,450
10,000	Viacom, Inc., 7.250%	253,300

		1,693,750

Financials -- 29.6%
80,000	ABN Amro Capital Funding Trust V, 5.900%	1,946,400
80,000	Ace Ltd., Series C, 7.800%	2,144,000
24,800	AMBAC Financial Group, 7.000%	651,248
68,900	ASBC Capital I, 7.625%	1,825,850
7,100	BancWest Capital I, 9.500%	182,683
20,000	Chubb Corp., 7.000%	635,200
70,000	Citigroup Capital Trust VIII, 6.950%	1,794,800
54,100	Comerica Capital Trust I, 7.600%	1,390,370
60,000	Compass Capital, 7.350%	1,560,000
18,400	Everest Re Capital Trust, 7.850%	490,176
50,000	Fleet Capital Trust VII, 7.200%	1,288,000
29,100	Fleet Capital Trust VIII, 7.200%	755,436
27,000	Ford Motor Credit, 7.375%	586,980
60,200	General Electric Capital Corp., 6.100%	1,559,180
15,000	Goldman Sachs Group, Inc., Class A, 3.910%	373,800
54,000	Hartford Life Capital II, Series B, 7.625%	1,395,360
63,000	J.P. Morgan Chase & Co., Series X, 7.000%	1,638,000
40,000	Lehman Brothers Holdings, Inc., 6.500%	1,038,000
33,000	Lincoln National Capital V, Series E, 7.650%	860,970
70,000	Merrill Lynch Capital Trust V, 7.280%	1,873,900
78,000	Morgan Stanley Capital Trust II, 7.250%	2,018,640
85,000	National Commerce Capital Trust II, 7.700%,	2,217,650
40,000	Partnerre Capital Trust I, 7.900%	1,038,400
42,300	PLC Capital Trust, 7.250%	1,108,260
6,500	Provident Financial Group, Inc., 8.375% (d)	175,760
17,800	RenaissanceRe Holdings Ltd., Series B, 7.300%	466,894
84,500	SLM Corp., 6.000%	2,112,500
69,000	St. Paul Capital Trust, 7.600% (d)	1,811,940
7,000	Suntrust Capital IV, 7.125%	180,600
6,800	Torchmark Capital Trust I, 7.750%	180,064
86,100	Wells Fargo Capital Trust II, 7.000%	2,224,824

		37,525,885

Health Care -- 1.2%
58,600	Aetna, Inc., 8.500%	1,530,046

Real Estate Investment Trusts -- 2.6%
6,500	Equity Residential Properties, Series D, 8.600%	173,095
20,000	HRPT Properties Trust, Series A, 9.875%	521,600
19,600	Prologis Trust, Series F, 6.750%	498,624
80,000	Public Storage, Series R, 8.000%	2,080,000

		3,273,319

Telecommunications -- 0.5%
25,000	SBC Communications, Inc., 7.000%	640,250

Utilities -- 7.3%
47,700	BGE Capital Trust II, 6.200%	1,230,660
29,500	Consolidated Edison Co., Inc., 7.500%	761,690
65,000	Dominion CNG Capital Trust I, 7.800%	1,701,700
42,000	Energy East Capital Trust I, 8.250%	1,102,500
80,000	Entergy LA, Inc., 7.600%	2,096,800
87,600	Georgia Power Capital, 7.125%	2,288,112

		9,181,462

Total Preferred Stocks (Cost $54,272,291)		53,844,712

Mutual Funds -- 0.8%
Exchange Traded Funds -- 0.8%
50,000	AMEX Technology SPDR (d)	996,500

Total Mutual Funds (Cost $795,932)		996,500

Cash Equivalent -- 2.1%
2,674,271	Huntington Money Market Fund, Interfund Shares*	2,674,271

Total Cash Equivalent (Cost $2,674,271)		2,674,271

Principal Amount		Value
Short-Term Securities Held as Collateral for Securities Lending -- 2.6%
Commercial Paper -- 0.1%
$57,934	Park Granada LLC, 3.300%, 7/12/05	$57,934
46,606	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	46,606
32,689	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	32,689

		137,229

Mutual Funds -- 0.0%
1,618	JP Morgan Institutional Prime Money Market Fund	1,618

Repurchase Agreements -- 1.2%
463,794	JP Morgan Securities, 3.410%, 7/1/05	463,794
463,794	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	463,794
638,890	UBS Warburg LLC, 3.400%, 7/1/05	638,890

		1,566,478

Variable Rate Obligations -- 1.3%
115,867	Bankone Class A 2004-4, 3.260%, 7/15/05	115,867
69,585	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	69,585
57,934	Bayerische Landesbk NY, 3.310%, 7/19/05	57,934
78,971	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	78,971
45,635	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	45,635
37,220	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	37,220
115,868	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	115,868
57,934	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	57,934
Short-Term Securities Held as Collateral for Securities Lending -- (Continued)
Variable Rate Obligations -- (Continued)
$99,685	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	$99,685
29,452	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	29,452
24,274	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	24,274
69,585	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	69,585
64,083	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	64,083
57,934	Deutsche Bank, 3.568%, 7/1/05	57,934
62,465	Discover CMT I 2001-2, 3.268%, 7/15/05	62,465
57,934	Discover CMT I 2003-1, 3.280%, 7/15/05	57,934
115,706	HBOS Treasury Services PLC, 3.510%, 9/30/05	115,706
115,706	JP Morgan & Co., Inc., 3.388%, 9/2/05	115,706
23,303	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	23,303
139,171	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	139,171
92,888	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	92,888

		1,531,200

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $3,236,525)		3,236,525

Total Investments (Cost $125,502,485) (a) -- 102.4%		129,570,186

Liabilities in Excess of Other Assets -- (2.4)%		(3,032,369)

Net Assets -- 100.0%		$126,537,817

See Notes to Portfolio of Investments, page 52.

Huntington Growth Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Technology	21.8%
Health Care	21.0%
Consumer Staples	16.6%
Energy	11.4%
Industrials	10.2%
Consumer Discretionary	8.9%
Financials	4.1%
Cash[1]	3.1%
Materials	2.0%
Telecommunications	0.8%
Other Investments (Collateral for Securities Lending)	0.4%
Liabilitites in Excess of Other Assets	(0.3)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash includes investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 96.8%
Consumer Discretionary -- 8.9%
52,000	Carnival Corp.	$2,836,600
1,045	Fortune Brands, Inc.	92,796
193,200	Home Depot, Inc.	7,515,480
122,000	Kohl's Corp. (b)	6,821,020
13,300	McDonald's Corp.	369,075
8,000	McGraw-Hill Cos., Inc.	354,000
65,300	Media General, Inc.	4,228,828
4,630	Reebok International Ltd.	193,673
50,000	Time Warner, Inc. (b)	835,500
515	V.F. Corp.	29,468
15,000	Viacom, Inc.	480,300

		23,756,740

Consumer Staples -- 16.6%
65,000	Anheuser Busch Cos., Inc.	2,973,750
20,875	Archer-Daniels-Midland Co.	446,308
4,000	Church & Dwight Co., Inc.	144,800
75,000	Colgate-Palmolive Co.	3,743,250
16,340	Constellation Brands, Inc. (b)	482,030
4,350	Costco Wholesale Corp.	194,967
12,720	CVS Corp.	369,770
10,245	General Mills, Inc.	479,364
5,430	PepsiCo, Inc.	292,840
38,000	Procter & Gamble Co.	2,004,500
398,600	SYSCO Corp.	14,425,333
248,600	Walgreen Co.	11,433,114
100,000	William Wrigley Jr. Co.	6,884,000

		43,874,026

Energy -- 11.4%
165,000	Anadarko Petroleum Corp.	13,554,750
5,275	Apache Corp.	340,765
58,930	Exxon Mobil Corp.	3,386,707
35,000	Kinder Morgan, Inc.	2,912,000
56,300	Occidental Petroleum Corp.	4,331,159
20,000	Overseas Shipholding Group, Inc.	1,193,000
60,000	Schlumberger, Ltd.	4,556,400

		30,274,781

Financials -- 4.1%
94,000	American Express Co.	5,003,620
300	Bank of America Corp.	13,683
43	Berkshire Hathaway, Inc. (b)	3,590,500
55,125	Cincinnati Financial Corp.	2,180,745
500	Hartford Financial Services Group, Inc.	37,390
2,000	Prudential Financial, Inc.	131,320

		10,957,258

Health Care -- 21.0%
110,000	Abbott Laboratories	5,391,100
4,990	Alcon, Inc.	545,657
74,185	Amgen, Inc. (b)	4,485,225
110,000	Baxter International, Inc.	4,081,000
8,595	Bristol-Myers Squibb Co.	214,703
25,000	C.R. Bard, Inc. (b)	1,662,750
100,000	Henry Schein, Inc. (b)	4,152,000
40,000	Hospira, Inc. (b)	1,560,000
75,000	Invacare Corp.	3,327,000
137,990	Johnson & Johnson	8,969,349
30,000	Medco Health Solutions, Inc. (b)	1,600,800
77,540	Medtronic, Inc.	4,015,797
32,615	Merck & Co., Inc. (d)	1,004,542
50,000	Millipore Corp. (b)	2,836,500
110,000	Pfizer, Inc.	3,033,800
69,000	Schering-Plough Corp.	1,315,140
40,000	Stryker Corp.	1,902,400
3,130	UnitedHealth Group, Inc.	163,198
1,140	Wellpoint, Inc. (b)	79,390
35,000	Wright Medical Group, Inc. (b)	934,500
65,000	Wyeth	2,892,500
18,000	Zimmer Holdings, Inc. (b)	1,371,060

		55,538,411

Industrials -- 10.2%
125,000	Avery Dennison Corp.	6,620,000
6,660	Canadian National Railway Co.	383,949
1,130	Caterpillar, Inc.	107,700
100,000	Cintas Corp.	3,860,000
400	Fedex Corp.	32,404
930	General Dynamics Corp. (b)	101,872
280,200	General Electric Co.	9,708,930
70,000	Illinois Tool Works, Inc.	5,577,600
4,185	Ingersoll Rand Co.	298,600
5,415	L-3 Communications Corp.	414,681

		27,105,736

Materials -- 2.0%
4,570	Bemis Co.	121,288
150,000	Ecolab, Inc.	4,854,000
3,915	PPG Industries, Inc.	245,705
1,230	Praxair, Inc.	57,318

		5,278,311

Technology -- 21.8%
3,340	Adobe Systems, Inc.	95,591
100,000	Analog Devices, Inc.	3,731,000
300,000	Automatic Data Processing, Inc.	12,591,000
69,000	Cisco Systems, Inc. (b)	1,318,590
81,890	Computer Sciences Corp. (b)	3,578,593
79,350	Dell, Inc. (b)	3,135,119
5,060	Diebold, Inc.	228,257
6,585	EMC Corp. (b)	90,280
152,087	Hewlett Packard Co.	3,575,565
157,885	Intel Corp.	4,114,483
58,785	International Business Machines Corp.	4,361,847
75,000	Iron Mountain, Inc. (b)	2,326,500
2,915	Jabil Circuit, Inc. (b)	89,578
3,620	Lexmark International Group, Inc. (b)	234,685
270,625	Microsoft Corp.	6,722,325
100,000	Molex, Inc.	2,604,000
8,070	Nokia Corp.	134,285
355,360	Oracle Corp. (b)	4,690,752
90,000	Qualcomm, Inc.	2,970,900
41,500	Texas Instruments, Inc.	1,164,905

		57,758,255

Telecommunications -- 0.8%
1,175	Alltel Corp.	73,179
82,500	Vodafone Group PLC	2,006,400

		2,079,579

Utilities -- 0.0%
1,270	FPL Group, Inc.	53,416

Total Common Stocks (Cost $145,610,155)		256,676,513

Shares or Principal Amount		Value
Cash Equivalent -- 3.1%
8,035,516	Huntington Money Market Fund, Interfund Shares*	$8,035,515
242,532	Meeder Institutional Money Market Fund	242,532

Total Cash Equivalent (Cost $8,278,047)		8,278,047

Short-Term Securities Held as Collateral for Securities Lending -- 0.4%
Commercial Paper -- 0.0%
$16,916	Park Granada LLC, 3.300%, 7/12/05	16,916
13,608	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	13,608
9,545	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	9,545

		40,069

Mutual Funds -- 0.0%
473	JP Morgan Institutional Prime Money Market Fund	473

Repurchase Agreements -- 0.2%
135,419	JP Morgan Securities, 3.410%, 7/1/05	135,419
135,419	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	135,419
186,543	UBS Warburg LLC, 3.400%, 7/1/05	186,543

		457,381

Variable Rate Obligations -- 0.2%
33,822	Bankone Class A 2004-4, 3.260%, 7/15/05	33,822
20,318	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	20,318
16,916	Bayerische Landesbk NY, 3.310%, 7/19/05	16,916
23,058	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	23,058
13,325	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	13,325
10,868	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	10,868
33,831	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	33,831
16,916	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	16,916
29,106	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	29,106
8,600	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	8,600
7,088	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	7,088
20,318	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	20,318
18,711	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	18,711
16,916	Deutsche Bank, 3.568%, 7/1/05	16,916
18,239	Discover CMT I 2001-2, 3.268%, 7/15/05	18,239
16,916	Discover CMT I 2003-1, 3.280%, 7/15/05	16,916
33,784	HBOS Treasury Services PLC, 3.510%, 9/30/05	33,784
33,784	JP Morgan & Co., Inc., 3.388%, 9/2/05	33,784
6,804	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	6,804
40,635	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	40,635
27,122	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	27,122

		447,077

Total Short-Term Securities Held as Collateral For Securities Lending (Cost $945,000)		945,000

Total Investments (Cost $154,833,202) (a) -- 100.3%		265,899,560

Liabilities in Excess of Other Assets -- (0.3)%		(827,203)

Net Assets -- 100.0%		$265,072,357

See Notes to Portfolio of Investments, page 52.

Huntington Income Equity Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Financials	35.0%
Consumer Discretionary	12.9%
Energy	10.8%
Health Care	8.8%
Utilities	7.2%
Industrials	6.9%
Technology	5.8%
Telecommunications	4.7%
Consumer Staples	3.7%
Materials	3.2%
Other Investments (Collateral for Securities Lending)	2.7%
Real Estate Investment Trusts	2.1%
Cash[1]	0.7%
Liabilities in Excess of Other Assets	(4.5)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets. 1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 101.1%
Consumer Discretionary -- 12.9%
115,300	Comcast Corp., Special Class A (b)	$3,453,235
55,000	Fortune Brands, Inc.	4,884,000
36,000	Gannett Co., Inc.	2,560,680
145,000	Genuine Parts Co.	5,958,050
77,000	May Department Stores Co.	3,092,320
182,000	Pearson PLC ADR	2,162,160
108,400	Thompson Corp.	3,643,324
45,900	V.F. Corp.	2,626,398

		28,380,167

Consumer Staples -- 3.7%
75,000	ConAgra Foods, Inc.	1,737,000
37,500	Molson Coors Brewing Co., Class B	2,325,000
210,200	Sara Lee Corp.	4,164,062

		8,226,062

Energy -- 10.8%
114,800	ChevronTexaco Corp.	6,419,616
117,800	ConocoPhillips	6,772,322
94,000	Occidental Petroleum Corp.	7,231,420
52,000	Royal Dutch Petroleum Co. ADR	3,374,800

		23,798,158

Financials -- 35.0%
146,700	AmSouth Bancorporation	3,814,200
164,700	Bank of America Corp.	7,511,967
119,000	BB&T Corp.	4,756,430
169,700	Citigroup, Inc.	7,845,231
67,300	Comerica, Inc.	3,889,940
176,100	J.P. Morgan Chase & Co.	6,219,852
130,200	Lincoln National Corp.	6,108,984
228,000	MBNA Corp.	5,964,480
200,000	National City Corp.	6,824,000
Common Stocks -- (Continued)
Financials -- (Continued)
174,841	Regions Financial Corp.	$5,923,613
42,900	SunTrust Banks, Inc.	3,099,096
120,000	Unitrin, Inc.	5,892,000
59,400	Wachovia Corp.	2,946,240
149,700	Washington Mutual, Inc. (c) (d)	6,091,293

		76,887,326

Health Care -- 8.8%
163,500	Bristol-Myers Squibb Co.	4,084,230
151,500	Merck & Co., Inc.	4,666,200
255,800	Pfizer, Inc.	7,054,964
78,800	Wyeth	3,506,600

		19,311,994

Industrials -- 6.9%
140,000	General Electric Co.	4,851,000
89,000	Pitney Bowes, Inc.	3,875,950
188,000	R.R. Donnelley & Sons Co.	6,487,880

		15,214,830

Materials -- 3.2%
64,000	Monsanto Co.	4,023,680
49,000	PPG Industries, Inc.	3,075,240

		7,098,920

Real Estate Investment Trusts -- 2.1%
76,000	Equity Office Properties Trust	2,515,600
55,800	Equity Residential Properties Trust	2,054,556

		4,570,156

Technology -- 5.8%
47,600	Automatic Data Processing, Inc.	1,997,772
40,700	Diebold, Inc.	1,835,977
50,200	First Data Corp.	2,015,028
Shares or Principal Amount		Value
Common Stocks -- (Continued)
Technology -- (Continued)
96,500	Intel Corp.	$2,514,790
83,000	Microsoft Corp.	2,061,720
145,000	Nokia Corp.	2,412,800

		12,838,087

Telecommunications -- 4.7%
120,000	Alltel Corp.	7,473,600
110,000	Sprint Corp.	2,759,900

		10,233,500

Utilities -- 7.2%
93,000	Consolidated Edison, Inc.	4,356,120
166,000	Duke Energy Corp.	4,935,180
65,000	Exelon Corp.	3,336,450
128,000	Nisource, Inc.	3,165,440

		15,793,190

Total Common Stocks (Cost $163,298,008)		222,352,390

Cash Equivalent -- 0.7%
1,619,717	Huntington Money Market Fund, Interfund Shares*	1,619,717

Total Cash Equivalent (Cost $1,619,717)		1,619,717

Short-Term Securities Held as Collateral for Securities Lending -- 2.7%
Commercial Paper -- 0.1%
$104,668	Park Granada LLC, 3.300%, 7/12/05	104,668
84,202	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	84,202
59,058	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	59,058

		247,928

Mutual Funds -- 0.0%
2,924	JP Morgan Institutional Prime Money Market Fund	2,924

Repurchase Agreements -- 1.3%
837,925	JP Morgan Securities, 3.410%, 7/1/05	837,925
837,925	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	837,925
1,154,267	UBS Warburg LLC, 3.400%, 7/1/05	1,154,267

		2,830,117

Variable Rate Obligations -- 1.3%
209,332	Bankone Class A 2004-4, 3.260%, 7/15/05	209,332
125,718	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	125,718
104,668	Bayerische Landesbk NY, 3.310%, 7/19/05	104,668
142,675	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	142,675
Principal Amount		Value
Short-Term Securities Held as Collateral for Securities Lending -- (Continued)
Variable Rate Obligations -- (Continued)
$82,448	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	$82,448
67,245	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	67,245
209,335	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	209,335
104,668	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	104,668
180,098	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	180,098
53,211	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	53,211
43,855	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	43,855
125,718	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	125,718
115,778	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	115,778
104,668	Deutsche Bank, 3.568%, 7/1/05	104,668
112,854	Discover CMT I 2001-2, 3.268%, 7/15/05	112,854
104,668	Discover CMT I 2003-1, 3.280%, 7/15/05	104,668
209,043	HBOS Treasury Services PLC, 3.510%, 9/30/05	209,043
209,043	JP Morgan & Co., Inc., 3.388%, 9/2/05	209,043
42,101	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	42,101
251,436	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	251,436
167,819	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	167,819

		2,766,381

Total Short-Term Securities Held as Collateral For Securities Lending (Cost $5,847,350)		5,847,350

Total Investments (Cost $170,765,075) (a) -- 104.5%		229,819,457

Liabilities in excess of other assets -- (4.5)%		(9,930,989)

Net Assets -- 100.0%		$219,888,468

See Notes to Portfolio of Investments, page 52.

Huntington International Equity Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
United Kingdom	20.7%
Japan	19.5%
France	7.8%
Repurchase Agreements	6.3%
Germany	6.1%
Spain	4.9%
Sweden	4.5%
Switzerland	4.5%
Canada	3.8%
Netherlands	3.7%
Singapore	3.6%
Hong Kong	3.1%
Ireland	2.9%
Netherlands Antilles	2.0%
Brazil	2.0%
Austria	1.6%
Finland	1.6%
Mexico	1.5%
Taiwan	1.1%
India	1.0%
Liabilities in Excess of Other Assets	(2.2)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 93.2%
Austria -- 1.6%
Financials -- 1.6%
49,600	Erste Bank der Oesterreichischen Sparkassen AG	$2,484,203

Brazil -- 2.0%
Energy -- 2.0%
60,000	Petroleo Brasileiro SA ADR	3,127,800

Canada -- 3.8%
Energy -- 2.9%
110,610	Encana Corp.	4,368,458

Industrials -- 0.9%
24,000	Canadian National Railway Co.	1,383,600

		5,752,058

Finland -- 1.6%
Materials -- 1.6%
125,500	UPM Kymmene OYJ ADR	2,405,835

France -- 7.8%
Consumer Discretionary -- 1.8%
40,200	Essilor International SA	2,749,758

Consumer Staples -- 1.6%
27,000	Groupe Danone	2,376,392

Energy -- 1.8%
12,535	Total SA	2,948,608

Common Stocks -- (Continued)
France -- (Continued)
Financials -- 1.3%
79,900	Axa ADR	$1,990,309

Utilities -- 1.3%
71,800	Suez SA ADR	1,947,934

		12,013,001

Germany -- 6.1%
Consumer Discretionary -- 1.4%
58,700	Douglas Holdings AG	2,128,408

Health Care -- 2.5%
106,300	Stada Arzneimittel AG	3,858,201

Technology -- 2.2%
19,500	SAP AG	3,406,598

		9,393,207

Hong Kong -- 3.1%
Financials -- 3.1%
150,000	Cheung Kong Holdings Ltd.	1,462,318
338,000	Henderson Land Development	1,618,182
553,000	The Bank Of East Asia Ltd.	1,633,336

		4,713,836

Common Stocks -- (Continued)
Ireland -- 2.9%
Consumer Staples -- 1.2%
75,300	Kerry Group PLC, Class A	$1,859,709

Financials -- 1.7%
210,000	Anglo Irish Bank Corp. PLC	2,605,933

		4,465,642

Japan -- 18.9%
Consumer Discretionary -- 3.5%
222,000	Matsushita Electric Industrial Co. Ltd.	3,369,643
158,000	Shiseido Co. Ltd.	1,994,949

		5,364,592

Consumer Staples -- 2.6%
185,000	Ajinomoto Co., Inc.	2,060,561
48,600	Uni-Charm Corp.	1,954,870

		4,015,431

Financials -- 2.4%
216,500	Mitsubishi Tokyo Financial Group, Inc. ADR	1,835,920
294,000	The 77th Bank Ltd.	1,810,985

		3,646,905

Health Care -- 4.1%
38,000	Eisai Co. Ltd.	1,278,319
31,400	ONO Pharmaceutical Co. Ltd.	1,489,574
112,000	Tanabe Seiyaku Co. Ltd.	1,080,808
82,100	Terumo Corp.	2,369,409

		6,218,110

Industrials -- 1.1%
220,000	KOMATSU LTD.	1,708,333
50	Nintendo Co. Ltd.	5,231

		1,713,564

Technology -- 5.3%
43,000	Canon, Inc.	2,264,791
27,500	Hoya Corp.	3,174,603
170,000	Sharp Corp.	2,658,550

		8,097,944

		29,056,546

Mexico -- 1.5%
Materials -- 1.5%
55,338	Cemex SA ADR	2,347,438

Netherlands -- 3.7%
Financials -- 1.5%
81,012	ING Group NV	2,292,071

Industrials -- 2.2%
133,800	TPG NV	3,393,595

		5,685,666

Netherlands Antilles -- 2.0%
Energy -- 2.0%
39,500	Schlumberger Ltd. ADR	2,999,630

Singapore -- 3.6%
Technology -- 1.5%
248,000	Venture Corp. Ltd.	2,354,337

Telecommunications -- 2.1%
1,927,290	Singapore Telecommunications Ltd. (b)	3,167,553

		5,521,890

Common Stocks -- (Continued)
Spain -- 4.9%
Financials -- 0.6%
63,700	Banco Bilbao Vizcaya SA ADR	$978,432

Industrials -- 0.7%
20,300	Fomento De Construcciones y Contratas SA	1,145,008

Telecommunications -- 2.0%
176,384	Telefonica SA	2,891,332

Utilities -- 1.6%
104,000	Endesa SA	2,443,874

		7,458,646

Sweden -- 4.5%
Consumer Discretionary -- 1.2%
89,000	Electrolux AB, Series B	1,897,448

Financials -- 2.0%
133,600	ForeningsSparbanken AB	2,933,838

Industrials -- 1.4%
57,900	Sandvik AB	2,153,726

		6,985,012

Switzerland -- 4.5%
Health Care -- 2.1%
66,900	Novartis AG	3,187,082

Industrials -- 0.8%
3,400	Schindler Holding AG	1,228,404

Materials -- 1.6%
120,400	Syngenta AG ADR	2,454,956

		6,870,442

United Kingdom -- 20.7%
Consumer Discretionary -- 1.8%
232,300	Pearson PLC	2,737,717

Consumer Staples -- 4.7%
227,100	Boots Group PLC	2,479,008
233,400	Cadbury Schweppes PLC	2,229,830
430,284	Tesco PLC	2,458,380

		7,167,218

Energy -- 2.2%
275,000	BG Group PLC	2,262,503
104,000	BP Amoco PLC	1,083,061

		3,345,564

Financials -- 2.4%
163,000	Barclays PLC	1,622,988
112,000	Standard Chartered PLC	2,047,679

		3,670,667

Health Care -- 1.5%
46,850	GlaxoSmithkline PLC ADR	2,272,694

Industrials -- 3.7%
175,000	Bunzl PLC	1,634,253
129,200	Smiths Group PLC	2,128,245
416,700	Tomkins PLC	1,953,165

		5,715,663

Materials -- 2.7%
292,500	Filtrona PLC (b)	1,274,019
23,100	Rio Tinto PLC ADR	2,816,352

		4,090,371

Common Stocks -- (Continued)
United Kingdom -- (Continued)
Utilities -- 1.8%
153,600	Scottish & Southern Energy PLC	$2,788,973

		31,788,867

Total Common Stocks (Cost $114,201,825)		143,069,719

Mutual Funds -- 2.7%
India -- 1.0%
Management Investment Operation -- 1.0%
47,400	Morgan Stanley India Investment Fund	1,521,540

Japan -- 0.6%
Management Investment Operation -- 0.6%
97,000	iShares MSCI Japan Index Fund	983,580

Taiwan -- 1.1%
Management Investment Operation -- 1.1%
140,500	iShares MSCI Taiwan Index Fund	1,700,050

Total Mutual Funds (Cost $3,613,396)		4,205,170

Principal Amount		Value
Repurchase Agreement -- 6.3%
$9,617,000	State Street Repurchase Agreement, 2.000%, dated 6/30/05, due 7/1/05, repurchase price $9,617,534 (Fully collateralized by U.S. Treasury Securities)	$9,617,000

Total Repurchase Agreement (Cost $9,617,000)		9,617,000

Total Investments (Cost $127,432,221) (a) -- 102.2%		156,891,889

Liabilities in Excess of Other Assets -- (2.2)%		(3,328,459)

Net Assets -- 100.0%		$153,563,430

See Notes to Portfolio of Investments, page 52.

Huntington Macro 100 Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Technology	42.7%
Financials	34.1%
Consumer Discretionary	10.9%
Consumer Staples	4.9%
Industrials	2.7%
Telecommunications	2.0%
Materials	1.9%
Health Care	0.4%
Cash[1]	0.3%
Other Assets in Excess of Liabilities	0.1%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 99.6%
Consumer Discretionary -- 10.9%
5,700	Carnival Corp.	$310,935
4,300	Circuit City Stores, Inc.	74,347
11,700	Ebay, Inc. (b)	386,217
8,000	Gap, Inc.	158,000
2,600	Genuine Parts Co.	106,834
5,300	Hilton Hotels Corp.	126,405
25,000	Home Depot, Inc.	972,500
9,700	Lowe's Cos., Inc.	564,734
1,200	V.F. Corp.	68,664

		2,768,636

Consumer Staples -- 4.9%
1,300	Brown-Forman Corp.	78,598
5,000	Coca-Cola Enterprises, Inc.	110,050
1,000	Molson Coors Brewing Co., Class B	62,000
1,500	Reynolds American, Inc.	118,200
20,700	The Coca-Cola Co.	864,225

		1,233,073

Financials -- 34.1%
10,900	American Express Co.	580,207
4,700	AmSouth Bancorporation	122,200
26,300	Bank of America Corp.	1,199,543
6,500	BB&T Corp.	259,805
1,600	Bear Stearns Companies, Inc.	166,304
3,800	Capital One Financial Corp.	304,038
2,700	Compass Bancshares, Inc.	121,500
7,000	Countrywide Credit Industries, Inc.	270,270
5,500	E*Trade Group, Inc. (b)	76,945
2,400	First Horizon National Corp.	101,280
2,400	Franklin Resources, Inc.	184,752
3,100	Golden West Financial Corp.	199,578
4,200	Janus Capital Group, Inc.	63,168
2,500	Marshall & Ilsley Corp.	111,125
3,900	Principal Financial Group	163,410
3,000	Prologis Trust	120,720
5,000	Providian Financial Corp. (b)	88,150
5,928	Regions Financial Corp.	200,841
Common Stocks -- (Continued)
Financials -- (Continued)
3,300	Simon Property Group, Inc.	$239,217
5,300	SLM Corp.	269,240
3,400	SunTrust Banks, Inc.	245,616
2,100	T. Rowe Price Group, Inc.	131,460
12,600	The Charles Schwab Corp.	142,128
20,200	U.S. Bancorp	589,840
18,370	Wachovia Corp.	911,152
10,700	Washington Mutual, Inc.	435,383
20,800	Wells Fargo & Co.	1,280,864
1,300	Zions Bancorporation	95,589

		8,674,325

Health Care -- 0.4%
2,500	Waters Corp. (b)	92,925

Industrials -- 2.7%
1,700	Cooper Industries Ltd., Class A	108,630
2,900	Ingersoll Rand Co.	206,915
5,700	Raytheon Co.	222,984
2,300	Rockwell International Corp.	112,033
1,200	Ryder System, Inc.	43,920

		694,482

Materials -- 1.9%
2,300	Freeport-McMoran Copper & Gold, Inc., Class B	86,112
2,200	Phelps Dodge Corp.	203,500
3,200	PPG Industries, Inc.	200,832

		490,444

Technology -- 42.7%
7,600	Adobe Systems, Inc.	217,512
5,200	Advanced Micro Devices, Inc. (b)	90,168
5,000	Agilent Technologies, Inc. (b)	115,100
4,800	Altera Corp. (b)	95,136
4,700	Analog Devices, Inc.	175,357
13,200	Applied Micro Circuits Corp. (b)	33,792
3,300	Autodesk, Inc.	113,421
3,500	BMC Software, Inc. (b)	62,825
Common Stocks -- (Continued)
Technology -- (Continued)
3,500	Broadcom Corp., Class A (b)	$124,285
16,300	Ciena Corp. (b)	34,067
62,200	Cisco Systems, Inc. (b)	1,188,642
2,600	Citrix Systems, Inc. (b)	56,316
5,700	Computer Associates International, Inc.	156,636
2,700	Computer Sciences Corp. (b)	117,990
8,800	Compuware Corp. (b)	63,272
3,000	Comverse Technology, Inc. (b)	70,950
27,200	Dell, Inc. (b)	1,074,672
47,200	Intel Corp.	1,230,031
2,500	Intuit, Inc. (b)	112,775
2,500	Jabil Circuit, Inc. (b)	76,825
20,400	JDS Uniphase Corp. (b)	31,008
1,400	Lexmark International Group, Inc. (b)	90,762
4,100	Linear Technology Corp.	150,429
8,700	LSI Logic Corp. (b)	73,863
41,300	Lucent Technologies, Inc. (b)	120,183
4,600	Maxim Integrated Products, Inc.	175,766
1,300	Mercury Interactive Corp. (b)	49,868
48,200	Microsoft Corp.	1,197,288
25,800	Motorola, Inc.	471,108
4,500	National Semiconductor Corp.	99,135
7,100	Novell, Inc. (b)	44,020
3,600	NVIDIA Corp. (b)	96,192
41,000	Oracle Corp. (b)	541,200
13,300	Parametric Technology Corp. (b)	84,854
4,800	PMC-Sierra, Inc. (b)	44,784
Common Stocks -- (Continued)
Technology -- (Continued)
2,300	QLogic Corp. (b)	$71,001
19,100	Qualcomm, Inc.	630,491
8,700	Sanmina Corp. (b)	47,589
2,600	Scientific-Atlanta, Inc.	86,502
13,500	Solectron Corp. (b)	51,165
8,900	Symantec Corp. (b)	193,486
7,200	Tellabs, Inc. (b)	62,640
18,400	Texas Instruments, Inc.	516,488
6,300	Unisys Corp. (b)	39,879
5,400	Veritas Software Corp. (b)	131,760
4,600	Xilinx, Inc.	117,300
12,600	Yahoo, Inc. (b)	436,590

		10,865,123

Telecommunications -- 2.0%
3,428	ADC Telecommunications, Inc.	74,628
13,200	Nextel Communications, Inc., Class A (b)	426,492

		501,120

Total Common Stocks (Cost $24,098,131)		25,320,128

Cash Equivalent -- 0.3%
76,683	Huntington Money Market Fund, Interfund Shares*	76,683

Total Cash Equivalent (Cost $76,683)		76,683

Total Investments (Cost $24,174,814) (a) -- 99.9%		25,396,811

Other Assets in Excess of Liabilities -- 0.1%		36,879

Net Assets -- 100.0%		$25,433,690

See Notes to Portfolio of Investments, page 52.

Huntington Mid Corp America Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation		Percentage of Net Assets
Financials		17.6%
Consumer Discretionary		16.9%
Technology		13.1%
Health Care		12.5%
Industrials		11.9%
Energy		8.7%
Utilities		6.0%
Materials		4.2%
Consumer Staples		4.1%
Other Investments		3.4%
Collateral for Securities Lending	1.9%
Exchange-Traded Funds	1.5%
Cash[1]		2.7%
Telecommunications		0.4%
Liabilities in Excess of Other Assets		(1.5)%

Total		100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 95.4%
Consumer Discretionary -- 16.9%
19,400	Abercrombie & Fitch Co., Class A	$1,332,780
30,900	AnnTaylor Stores Corp. (b)	750,252
21,000	Beazer Homes USA, Inc.	1,200,150
16,200	BorgWarner, Inc.	869,454
12,000	Boyd Gaming Corp.	613,560
16,900	Brunswick Corp.	732,108
5,000	Career Education Corp. (b)	183,050
16,400	Centex Corp.	1,158,988
13,900	Cooper Tire & Rubber Co.	258,123
5,600	Cummins Engine, Inc.	417,816
14,666	D. R. Horton, Inc.	551,588
7,000	Dollar General Corp.	142,520
5,000	Dorel Industries, CL B	175,330
5,800	Harman International Industries, Inc.	471,888
4,000	Hilton Hotels Corp.	95,400
3,000	Hovnanian Enterprises , Class A (b)	195,600
5,000	Intrawest Corp.	120,400
5,000	Leggett & Platt, Inc.	132,900
3,000	Lennar Corp.	190,350
22,500	Liz Claiborne, Inc.	894,600
19,500	Mohawk Industries, Inc. (b)	1,608,750
27,800	NBTY, Inc. (b)	721,132
8,900	Nieman Marcus Group, Inc.	862,588
20,000	Nordstrom, Inc.	1,359,400
8,000	Pacific Sunwear of California, Inc. (b)	183,920
8,000	PETsMART, Inc.	242,800
5,000	Polo Ralph Lauren Corp. (b)	215,550
33,000	Pulte Homes, Inc.	2,780,250
19,000	Reebok International Ltd.	794,770
37,200	Royal Caribbean Cruises Ltd.	1,798,992
22,000	Ruby Tuesday, Inc.	569,800
Common Stocks -- (Continued)
Consumer Discretionary -- (Continued)
27,500	Sonic Automotives, Inc.	$584,650
6,000	Starwood Hotels & Resorts Worldwide, Inc.	351,420
5,000	Stein Mart, Inc. (b)	110,000
5,000	Technical Olympic USA, Inc.	121,400
14,700	The Stanley Works	669,438
5,000	The Warnaco Group, Inc.	116,250
10,000	UniFirst Corp.	405,400
10,600	Whirlpool Corp.	743,166
8,000	Wolverine World Wide, Inc. (b)	192,080
31,800	Zales Corp. (b)	1,007,742

		25,926,355

Consumer Staples -- 4.1%
5,001	Applebee's International, Inc.	132,463
31,200	Church & Dwight Co., Inc.	1,129,440
20,000	Constellation Brands, Inc. (b)	590,000
15,300	McCormick & Co., Inc.	500,004
14,100	Molson Coors Brewing Co., Class B	874,200
20,700	Ralcorp Holding, Inc.	851,805
18,900	Smithfield Foods, Inc. (b)	515,403
21,700	Spectrum Brands, Inc.	716,100
16,400	SUPERVALU, Inc.	534,804
23,600	Tyson Foods, Inc., Class A	420,080

		6,264,299

Energy -- 8.7%
27,710	Apache Corp.	1,790,066
62,700	Chesapeake Energy Corp.	1,429,560
39,644	Devon Energy Corp.	2,009,158
11,300	Forest Oil Corp. (b)	474,600
14,600	Helmerich & Payne, Inc.	685,032
Common Stocks -- (Continued)
Energy -- (Continued)
19,200	Murphy Oil Corp.	$1,002,816
39,377	Noble Energy, Inc.	2,978,870
15,600	Suncor Energy, Inc. ADR	738,192
15,000	Unit Corp. (b)	660,150
5,100	Unocal Corp.	331,755
27,300	Vintage Petroleum, Inc.	831,831
5,800	Weatherford International, Inc. (b)	336,284

		13,268,314

Financials -- 17.6%
28,500	Allied Capital Corp. (d)	829,635
19,200	Allmerica Financial Corp. (b)	712,128
17,900	AMBAC Financial Group, Inc.	1,248,704
14,600	Amcore Financial, Inc.	436,248
26,200	AmeriCredit Corp. (b)	668,100
21,200	BancorpSouth, Inc.	500,320
12,400	Bear Stearns Companies, Inc.	1,288,856
18,818	BOK Financial Corp. (b)	867,886
25,875	Chittenden Corp.	703,800
26,900	City National Corp.	1,928,999
30,200	Compass Bancshares, Inc.	1,359,000
25,300	Fidelity National Financial, Inc.	902,957
24,200	First American Financial Corp.	971,388
34,200	First Horizon National Corp.	1,443,240
17,000	Firstmerit Corp.	443,870
7,021	Fulton Financial Corp.	126,383
23,250	Legg Mason, Inc.	2,420,558
13,300	M & T Bank Corp.	1,398,628
26,400	MoneyGram International, Inc.	504,768
22,100	Nationwide Financial Services, Inc.	838,474
5,333	New York Community Bancorp, Inc.	96,634
49,800	Old Republic International Corp.	1,259,442
26,000	PMI Group, Inc.	1,013,480
30,900	Protective Life Corp.	1,304,598
32,800	TCF Financial Corp.	848,864
14,749	TD Banknorth, Inc. (b)	439,520
26,700	Torchmark Corp.	1,393,740
7,076	Toronto-Dominion Bank	315,660
21,000	Wilmington Trust Corp.	756,210

		27,022,090

Health Care -- 12.5%
25,000	AmerisourceBergen Corp.	1,728,750
23,100	Barr Laboratories, Inc. (b)	1,125,894
9,540	Caremark Rx, Inc. (b)	424,721
13,000	Cephalon, Inc. (b)	517,530
23,850	Coventry Health Care, Inc. (b)	1,687,388
4,000	Dentsply International, Inc.	216,000
9,000	Health Management Associates, Inc.	235,620
12,600	Hillenbrand Industries, Inc.	636,930
27,800	Invitrogen Corp. (b)	2,315,462
29,800	Lincare Holdings, Inc. (b)	1,217,032
73,725	Mylan Laboratories, Inc.	1,418,469
23,500	Omnicare, Inc.	997,105
22,200	Owens & Minor, Inc.	718,170
18,000	Pediatrix Medical Group, Inc. (b)	1,323,720
Common Stocks -- (Continued)
Heath Care -- (Continued)
22,500	Renal Care Group, Inc. (b)	$1,037,250
50,000	Respironics, Inc. (b)	1,805,500
35,300	Thermo Electron Corp. (b)	948,511
24,755	Viasys Healthcare, Inc. (b)	559,215
6,000	Watson Pharmaceutical, Inc. (b)	177,360

		19,090,627

Industrials -- 11.9%
9,600	Alliant Techsystems, Inc. (b)	677,760
3,000	Avery Dennison Corp.	158,880
23,636	Banta Corp.	1,072,129
23,600	Cooper Industries Ltd., Class A	1,508,040
16,000	Elbit Systems Ltd.	352,320
3,000	G & K Services, Inc., Class A	113,190
40,700	Griffon Corp. (b)	903,540
31,100	Insituform Technologies, Inc., Class A (b)	498,533
27,000	Kennametal, Inc.	1,237,950
39,000	L-3 Communications Corp.	2,986,620
26,700	NCO Group, Inc. (b)	577,521
3,000	Oshkosh Truck Corp.	234,840
36,800	Pall Corp.	1,117,248
15,600	Parker Hannifin Corp.	967,356
16,400	Precision Castparts Corp.	1,277,560
7,000	R.R. Donnelley & Sons Co.	241,570
3,000	Rockwell International Corp.	146,130
16,000	Ryder System, Inc.	585,600
17,000	Stericycle, Inc. (b)	855,440
11,800	Tecumseh Products Co., Class A	323,792
21,500	Teleflex, Inc.	1,276,455
10,000	Textron, Inc.	758,500
11,600	Thomas & Betts Corp. (b)	327,584

		18,198,558

Materials -- 4.2%
20,700	Albemarle Corp.	754,929
22,200	AptarGroup, Inc.	1,127,760
6,000	Ball Corp.	215,760
6,200	Bemis Co.	164,548
27,700	Cytec Industries, Inc.	1,102,460
363	Eagle Materials, Inc.	33,610
10,600	Ferro Corp.	210,516
7,000	FMC Corp. (b)	392,980
5,300	Lafarge North America Corp.	330,932
18,800	Lubrizol Corp.	789,788
3,000	Minerals Technologies, Inc.	184,800
18,300	Pactiv Corp. (b)	394,914
6,000	Schnitzer Steel Industries, Inc.	142,200
5,000	Texas Industries, Inc. (b)	281,150
5,000	The Scotts Co. (b)	356,050

		6,482,397

Technology -- 13.1%
94,000	Activision, Inc. (b)	1,552,880
14,300	Affiliated Computer Services, Inc. (b)	730,730
5,000	Amdocs, Ltd. (b)	132,150
1,950	Benchmark Electronics, Inc. (b)	59,319
Common Stocks -- (Continued)
Technology -- (Continued)
6,000	Cognos, Inc. (b)	$204,840
13,100	Coherent, Inc. (b)	471,731
4,600	Electronic Arts, Inc. (b)	260,406
15,000	ESS Technology, Inc. (b)	63,150
18,928	Fisher Scientific International, Inc. (b)	1,228,427
13,600	FLIR Systems, Inc. (b)	405,824
40,000	Forrester Research, Inc. (b)	713,200
30,000	Harris Corp.	936,300
24,400	Imation Corp.	946,476
5,000	Interactive Data Corp. (b)	103,900
16,000	Intergraph Corp. (b)	551,360
23,200	International Rectifier Corp. (b)	1,107,104
5,000	Intuit, Inc. (b)	225,550
29,000	JDA Software Group, Inc. (b)	330,020
6,000	Molex, Inc.	156,240
25,800	NCR Corp. (b)	906,096
20,000	Novell, Inc. (b)	124,000
51,400	Paxar Corp. (b)	912,350
5,000	Pinnacle Systems, Inc. (b)	27,500
17,200	Progress Software Corp. (b)	518,580
11,968	SafeNet, Inc. (b)	407,630
34,300	Sandisk Corp. (b)	813,939
32,500	Scientific-Atlanta, Inc.	1,081,275
11,000	Storage Technology Corp. (b)	399,190
32,000	Sybase, Inc. (b)	587,200
89,600	Symantec Corp. (b)	1,947,904
14,000	Symmetricom, Inc. (b)	145,180
22,500	Tektronix, Inc.	523,575
5,000	THQ, Inc.	146,350
20,700	Trimble Navigation Ltd. (b)	806,679
13,000	Varian Semiconductor Equipment Associates, Inc. (b)	481,000

		20,008,055

Telecommunications -- 0.4%
12,000	CenturyTel, Inc.	415,560
3,700	Commonwealth Telephone Enterprises, Inc. (b)	155,067

		570,627

Utilities -- 6.0%
12,000	AGL Resources, Inc.	463,800
9,266	Allete, Inc.	462,373
15,500	Atmos Energy Corp.	446,400
8,000	Constellation Energy Group	461,520
34,800	Energy East Corp.	1,008,504
9,000	Keyspan Corp.	366,300
40,500	MDU Resources Group, Inc.	1,140,885
27,900	National Fuel Gas Co.	806,589
9,500	New Jersey Resources Corp.	458,375
11,500	Peoples Energy Corp.	499,790
45,500	Questar Corp.	2,998,450

		9,112,986

Total Common Stocks (Cost $96,724,999)		145,944,308

Shares or Principal Amount		Value
Mutual Funds -- 1.5%
Exchange Traded Funds -- 1.5%
18,000	iShares S&P Midcap 400 (d)	$1,233,900
9,000	MidCap SPDR Trust Series 1 Index Fund (d)	1,126,980

Total Mutual Funds (Cost $1,506,600)		2,360,880

Cash Equivalent -- 2.7%
4,168,658	Huntington Money Market Fund, Interfund Shares*	4,168,658

Total Cash Equivalent (Cost $4,168,658)		4,168,658

Short-Term Securities Held as Collateral for Securities Lending -- 1.9%
Commercial Paper -- 0.1%
$52,814	Park Granada LLC, 3.300%, 7/12/05	52,814
42,487	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	42,487
29,800	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	29,800
		125,101
Mutual Funds -- 0.0%
1,475	JP Morgan Institutional Prime Money Market Fund	1,475

Repurchase Agreements -- 0.9%
422,807	JP Morgan Securities, 3.410%, 7/1/05	422,807
422,807	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	422,807
582,429	UBS Warburg LLC, 3.400%, 7/1/05	582,429

		1,428,043

Variable Rate Obligations -- 0.9%
105,626	Bankone Class A 2004-4, 3.260%, 7/15/05	105,626
63,436	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	63,436
52,814	Bayerische Landesbk NY, 3.310%, 7/19/05	52,814
71,992	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	71,992
41,602	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	41,602
33,931	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	33,931
105,628	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	105,628
52,814	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	52,814
90,875	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	90,875
26,850	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	26,850
Principal Amount		Value
Short-Term Securities Held as Collateral for Securities Lending -- (Continued)
Variable Rate Obligations -- (Continued)
$22,129	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	$22,129
63,436	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	63,436
58,420	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	58,420
52,814	Deutsche Bank, 3.568%, 7/1/05	52,814
56,945	Discover CMT I 2001-2, 3.268%, 7/15/05	56,945
52,814	Discover CMT I 2003-1, 3.280%, 7/15/05	52,814
105,480	HBOS Treasury Services PLC, 3.510%, 9/30/05	105,480
105,480	JP Morgan & Co., Inc., 3.388%, 9/2/05	105,480
Principal Amount		Value
Short-Term Securities Held as Collateral for Securities Lending -- (Continued)
Variable Rate Obligations -- (Continued)
$21,244	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	$21,244
126,872	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	126,872
84,679	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	84,679

		1,395,881

Total Short-Term Securities Held as Collateral For Securities Lending (Cost $2,950,500)		2,950,500

Total Investments (Cost $105,350,757) (a) -- 101.5%		155,424,346

Liabilities in Excess of Other Assets -- (1.5)%		(2,265,701)

Net Assets -- 100.0%		$153,158,645

See Notes to Portfolio of Investments, page 52.

Huntington New Economy Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Consumer Discretionary	18.8%
Health Care	17.6%
Technology	16.4%
Industrials	13.6%
Financials	8.5%
Energy	6.8%
Consumer Staples	5.1%
Materials	4.7%
Telecommunications	4.1%
Utilities	3.1%
Other Investments (Collateral for Securities Lending)	2.3%
Cash[1]	1.3%
Liabilities in Excess of Other Assets	(2.3)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 98.7%
Consumer Discretionary -- 18.8%
18,000	Adesa, Inc.	$391,860
28,500	Alderwoods Group, Inc.	409,545
18,300	Alliance Atlantis Communications, Inc. (b)	430,965
5,400	American Eagle Outfitters, Inc.	165,510
4,500	Autoliv, Inc.	197,100
6,100	AutoNation, Inc. (b)	125,172
4,800	Barnes & Noble, Inc.	186,240
12,150	Bebe Stores, Inc.	321,611
1,900	Black & Decker Corp.	170,715
2,800	Brunswick Corp.	121,296
7,950	Bunge Ltd.	504,029
5,200	Burlington Coat Factory Warehouse Corp. (b)	221,728
8,000	Burlington Northern Santa Fe Corp.	376,640
20,200	Canwest Global Comm Corp.	224,220
3,200	CBRL Group, Inc.	124,352
5,500	Centex Corp.	388,685
13,600	Chiquita Brands International, Inc.	373,456
8,000	Circuit City Stores, Inc.	138,320
13,600	Coach, Inc. (b)	456,552
12,733	D. R. Horton, Inc.	478,888
3,000	Electronics Boutique Holdings Corp. (b)	190,470
9,800	Finish Line	185,416
1,835	Harrah's Entertainment, Inc.	132,258
2,750	Hovnanian Enterprises (b)	179,300
3,200	J.C. Penney Co., Inc.	168,256
7,500	K-Swiss, Inc.	242,550
3,400	KB Home	259,182
3,200	Lennar Corp.	203,040
9,100	Longs Drug Stores Corp. (b)	391,755
2,700	M/I Schottenstein Homes, Inc.	146,070
Common Stocks -- (Continued)
Consumer Discretionary -- (Continued)
2,531	MDC Holdings, Inc.	$208,175
2,300	Meritage Corp.	182,850
5,000	MGM Grand, Inc. (b)	197,900
5,800	Movie Gallery, Inc.	153,294
2,800	Nordstrom, Inc.	190,316
380	NVR, Inc. (b)	307,800
6,000	Orient-Express Hotel Ltd.	190,020
5,800	Phillips-Van Heusen Corp. (b)	189,602
2,100	Pulte Homes, Inc.	176,925
8,600	Quiksilver, Inc. (b)	137,428
4,450	RARE Hospitality International, Inc. (b)	135,592
3,700	Royal Caribbean Cruises Ltd.	178,932
4,100	Ryland Group, Inc.	311,067
8,200	Sauer-Danfoss, Inc.	145,714
12,900	SCP Pool Corp.	452,661
2,200	Sears Holdings Corp. (b)	329,714
3,300	Standard-Pacific Corp.	290,235
3,100	Starwood Hotels & Resorts Worldwide, Inc.	181,567
4,200	TBC Corp. (b)	113,946
6,250	Technical Olympic USA, Inc.	151,750
10,800	The Children's Place, Inc. (b)	504,035
14,800	The Great Atlantic & Pacific Tea Co., Inc. (b)	430,088
1,800	Toll Brothers, Inc. (b)	182,790
1,300	United Fire & Casualty	57,746
4,600	Urban Outfitters, Inc. (b)	260,774
5,500	Vail Resorts, Inc. (b)	154,550
4,750	Wci Communities Inc.	152,143
3,500	YUM! Brands, Inc.	182,280

		14,055,075

Common Stocks -- (Continued)
Consumer Staples -- 5.1%
16,500	7-ELEVEN, Inc. (b)	$498,960
17,400	Archer-Daniels-Midland Co.	372,012
8,400	Brascan Corp	320,544
11,400	Chattem, Inc. (b)	471,960
16,600	Constellation Brands, Inc. (b)	489,700
15,600	CVS Corp.	453,492
12,000	Flowers Foods, Inc.	424,320
12,900	Pilgrim's Pride Corp.	440,277
9,200	Ralcorp Holding, Inc.	378,580

		3,849,845

Energy -- 6.8%
4,800	Atwood Oceanics, Inc. (b)	295,488
5,800	Burlington Resources, Inc.	320,392
4,000	ConocoPhillips	229,960
12,400	Grand Prideco, Inc. (b)	327,980
6,500	Helmerich & Payne, Inc.	304,980
5,400	Hydril (b)	293,490
44,000	Mission Resources Corp. (b)	355,080
4,200	Murphy Oil Corp.	219,366
3,200	Occidental Petroleum Corp.	246,176
12,600	Oil States International, Inc. (b)	317,142
7,600	Precision Drilling	300,048
9,000	Remington Oil & Gas Corp. (b)	321,300
11,200	Todco	287,504
5,500	Transocean Sedco Forex, Inc. (b)	296,835
6,500	Unit Corp. (b)	286,065
4,600	Valero Energy Corp.	363,906
9,554	XTO Energy, Inc.	324,740

		5,090,452

Financials -- 8.5%
1,400	American Physicians Capital, Inc.	52,010
11,500	American Real Estate Partners, L.P.	334,075
9,800	CB Richard Ellis Group, Inc.	429,828
9,600	CBL & Associates Properties, Inc.	413,472
18,000	Center Financial Corp.	446,940
800	Commerce Group, Inc.	49,688
14,250	CompuCredit Corp. (b)	488,490
13,100	Countrywide Credit Industries, Inc.	505,790
11,200	Credicorp Ltd	222,768
5,142	Fidelity National Financial, Inc.	183,518
5,100	First American Financial Corp.	204,714
6,150	First Republic Bancorp, Inc.	217,280
3,000	Golden West Financial Corp.	193,140
9,800	Jones Lang LaSalle, Inc. (b)	433,454
4,500	MB Financial, Inc.	179,235
9,950	Nelnet, Inc.	331,037
4,600	Philadelphia Consolidated Holdings Corp. (b)	389,896
1,700	Progressive Corp.	167,977
1,600	Safety Insurance Group, Inc.	54,016
7,300	Shinhan Finnancial Group Co., Ltd ADR	382,739
7,200	Sovereign Bancorp	160,848
700	Stancorp Financial Group, Inc. (b)	53,606
Common Stocks -- (Continued)
Financials -- (Continued)
1,400	Taylor Capital Group Inc.	$54,950
2,100	Universal American Financial Corp.	47,502
7,700	Ventas, Inc.	232,540
3,500	WFS Financial, Inc. (b)	177,485

		6,406,998

Health Care -- 17.6%
6,600	Aetna US Healthcare, Inc.	546,612
8,400	Apria Healthcare Group, Inc. (b)	290,976
4,300	Bausch & Lomb, Inc.	356,900
6,100	Becton, Dickinson & Co.	320,067
7,900	Biosite, Inc.	434,421
17,200	Caremark Rx, Inc. (b)	765,744
6,200	Cerner Corp. (b) (d)	421,414
11,100	Community Health Care, Inc.	419,469
10,077	Cooper Companies, Inc.	613,286
7,400	Coventry Health Care, Inc. (b)	523,550
6,300	Dade Behring Holdings, Inc.	409,563
11,700	DaVita, Inc. (b)	532,116
4,900	Dentsply International, Inc.	264,600
9,300	Genesis Healthcare Corp. (b)	430,404
14,300	Humana, Inc. (b)	568,282
15,950	Medcath Corp Com	443,251
39,600	Option Care, Inc. (d)	558,360
9,700	PacifiCare Health Systems, Inc. (b)	693,065
5,500	Pediatrix Medical Group, Inc. (b)	404,470
7,000	Quest Diagnostics, Inc.	372,890
10,200	Renal Care Group, Inc. (b)	470,220
11,500	Sierra Health Services, Inc. (b) (d)	821,790
28,000	Thoratec Corp.	429,520
15,652	UnitedHealth Group, Inc.	816,095
23,600	Ventiv Health, Inc. (b)	455,008
10,800	Wellpoint, Inc. (b)	752,112

		13,114,185

Industrials -- 13.6%
5,400	Albany International Corp.	173,394
8,100	AMERCO	433,755
8,400	American Woodmark Corp.	252,084
1,500	Applied Industrial Tech, Inc. (b)	48,435
700	Ashland, Inc.	50,309
1,500	Aviall, Inc. (b)	47,385
11,800	Canadia Pacific Railway	407,218
18,600	Cendant Corp.	416,082
10,800	Dollar Thrifty Automotive Group, Inc.	410,184
9,100	DRS Technologies, Inc. (b)	466,648
3,800	Electro Rent Corp.	55,252
2,500	Fedex Corp.	202,525
15,500	Firstservice Corp.	309,535
8,300	Flowserve Corp. (b)	251,158
10,800	Gardner Denver, Inc. (b)	378,864
6,800	Genlyte Group	331,432
15,000	Hornbeck Offshore Services, Inc.	406,350
12,800	J.B. Hunt Transport Services, Inc.	247,040
4,000	L-3 Communications Corp.	306,320
19,000	Labor Ready, Inc.	442,890
Common Stocks -- (Continued)
Industrials -- (Continued)
17,000	Laidlaw International, Inc.	$409,700
6,900	Masco Corp.	219,144
16,200	McGrath Rentcorp	383,940
12,000	Mobile Mini, Inc. (b)	413,760
3,300	PACCAR, Inc.	224,400
13,750	Shaw Group, Inc. (b)	295,763
8,200	Simpson Manufacturing Co., Inc.	250,510
12,000	Teledyne Technologies, Inc. (b)	390,960
5,600	Terex Corp. (b)	220,640
5,400	The Brink's Co.	194,400
7,200	Timken Co.	166,320
9,300	USG Corp. (b) (d)	395,250
8,400	Washington Group International, Inc. (b)	429,408
11,000	West Corp.	422,400
3,585	Yellow Roadway Corp. (b)	182,118

		10,235,573

Materials -- 4.7%
4,944	Barrick Gold Corp.	123,748
2,200	Eastman Chemical Co.	121,330
800	Grief Brothers Co.	48,880
3,100	Inco Ltd. (b)	117,025
5,500	Lyondell Chemical Co.	145,310
3,000	Monsanto Co.	188,610
8,300	NS Group, Inc. (b)	269,833
7,500	Nucor Corp.	342,150
4,000	Phelps Dodge Corp.	370,000
2,900	Potash Corporation of Saskatchewan, Inc. (b)	277,182
6,000	Quanex Corp.	318,060
4,500	Reliance Steel & Aluminum Co.	166,815
9,600	RTI International Metals, Inc. (b)	301,536
2,500	Silgan Holdings, Inc.	140,600
5,900	Southern Peru Copper Corp.	252,756
3,900	Steel Dynamics, Inc.	102,375
2,600	The Dow Chemical Co.	115,778
10,000	USEC, Inc.	146,400

		3,548,388

Technology -- 16.4%
20,800	Activision, Inc. (b)	343,616
11,900	Ansys, Inc. (b)	422,569
5,100	Anteon International Corp. (b)	232,662
30,200	Apple Computer, Inc. (b)	1,111,662
58,600	Arris Group, Inc	510,406
33,200	Autodesk, Inc.	1,141,084
32,500	Bottomline Technologies, Inc.	486,525
3,000	Electronic Arts, Inc. (b)	169,830
10,800	EMC Corp. (b)	148,068
47,000	Geac Computer	409,370
11,800	Hutchinson Technology, Inc. (b)	454,418
Common Stocks -- (Continued)
Technology -- (Continued)
14,000	Intergraph Corp. (b)	$482,440
21,100	Internet Security, Inc. (b)	428,119
11,600	Itron, Inc. (b)	518,288
33,300	Ixys Corp.	472,194
5,600	Jabil Circuit, Inc. (b)	172,088
19,000	Komag, Inc.	539,030
14,600	Micros Systems, Inc. (b)	653,350
12,200	NCR Corp. (b)	428,464
18,400	NVIDIA Corp. (b)	491,648
6,700	Progress Software Corp. (b)	202,005
42,600	Radiant Systems, Inc. (b)	485,640
22,000	SBA Communications Corp. (b)	297,000
6,600	SRA International, Inc. (b)	229,152
22,300	TALX Corp.	644,693
14,200	Verisign, Inc. (b)	408,392
42,800	Viscount Systems, Inc. (b)	33,812
12,176	Yahoo, Inc. (b)	421,898

		12,338,423

Telecommunications -- 4.1%
8,500	Commonwealth Telephone Enterprises, Inc. (b)	356,235
14,400	Nextel Communications, Inc. (b)	465,264
7,300	SpectraSite, Inc. (b)	543,339
5,000	Telephone & Data Systems, Inc.	204,050
5,000	Telephone & Data Systems, Inc.	191,700
27,200	Telesystem International Wireless, Inc. (b)	424,864
12,400	Telus Corp.	421,724
58,500	UbiquiTel, Inc. (b)	477,360

		3,084,536

Utilities -- 3.1%
25,000	AES Corp. (b)	409,500
17,000	Allegheny Energy, Inc. (b)	428,739
4,900	Constellation Energy Group	282,681
7,600	Energen Corp. (b)	266,380
8,250	ONEOK, Inc. (b)	269,363
1,700	PNM Resources, Inc.	48,977
23,250	Sierra Pacific Resources	289,463
11,000	UGI Corp.	306,900

		2,302,003

Total Common Stocks (Cost $55,987,838)		74,025,478

Cash Equivalent -- 1.3%
990,751	Huntington Money Market Fund, Interfund Shares*	990,751

Total Cash Equivalent (Cost $990,751)		990,751

Principal Amount		Value
Short-Term Securities Held as Collateral for Securities Lending -- 2.3%
Commercial Paper -- 0.1%
$30,842	Park Granada LLC, 3.300%, 7/12/05	$30,842
24,811	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	24,811
17,402	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	17,402

		73,055

Mutual Funds -- 0.0%
862	JP Morgan Institutional Prime Money Market Fund	862

Repurchase Agreements -- 1.1%
246,906	JP Morgan Securities, 3.410%, 7/1/05	246,906
246,906	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	246,906
340,120	UBS Warburg LLC, 3.400%, 7/1/05	340,120

		833,932

Variable Rate Obligations -- 1.1%
61,682	Bankone Class A 2004-4, 3.260%, 7/15/05	61,682
37,045	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	37,045
30,842	Bayerische Landesbk NY, 3.310%, 7/19/05	30,842
42,041	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	42,041
24,294	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	24,294
19,815	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	19,815
61,683	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	61,683
30,842	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	30,842
Short-Term Securities Held as Collateral for Securities Lending -- (Continued)
Variable Rate Obligations -- (Continued)
$53,068	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	$53,068
15,679	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	15,679
12,923	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	12,923
37,045	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	37,045
34,115	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	34,115
30,842	Deutsche Bank, 3.568%, 7/1/05	30,842
33,254	Discover CMT I 2001-2, 3.268%, 7/15/05	33,254
30,842	Discover CMT I 2003-1, 3.280%, 7/15/05	30,842
61,597	HBOS Treasury Services PLC, 3.510%, 9/30/05	61,597
61,597	JP Morgan & Co., Inc., 3.388%, 9/2/05	61,597
12,406	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	12,406
74,089	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	74,089
49,450	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	49,450

		815,151

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,723,000)		1,723,000

Total Investments (Cost $58,701,589) (a) -- 102.3%		76,739,229

Liabilities in Excess of Other Assets -- (2.3)%		(1,764,239)

Net Assets -- 100.0%		$74,974,990

See Notes to Portfolio of Investments, page 52.

Huntington Rotating Markets Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
United States	53.6%
Europe	22.8%
Asia	14.4%
Latin America	5.8%
Canada	2.0%
Cash[1]	1.4%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Mutual Funds -- 98.6%
79,656	iShares EAFE Index Fund	$4,166,804
11,768	iShares MSCI Brazil Index Fund	292,082
30,150	iShares MSCI Canada Index Fund	547,223
14,023	iShares MSCI Emerging Markets Index Fund	1,004,047
36,698	iShares MSCI EMU Index Fund	2,610,696
20,286	iShares MSCI Hong Kong Index Fund	251,952
26,450	iShares MSCI Mexico Index Fund	716,266
10,000	iShares MSCI Pacific ex-Japan Index Fund	941,400
61,659	iShares MSCI Singapore Index Fund	466,759
43,497	iShares MSCI United Kingdom Index Fund	781,641
11,068	iShares Russell 1000 Growth Fund	531,264
66,965	iShares Russell 1000 Index Fund	4,317,902
5,574	iShares Russell 3000 Value Index Fund	486,610
17,547	iShares Russell Midcap Value Index Fund	2,073,880
Mutual Funds -- (Continued)
6,311	iShares S&P Latin America 40 Index Fund	$586,481
22,686	iShares S&P Small Cap 600 Index Fund	1,246,823
11,285	iShares S&P SmallCap 600 BARRA Growth Index Fund	1,230,065
3,700	iShares U.S. Energy Sector Index Fund	284,715
12,700	iShares U.S. Healthcare Sector Index Fund	777,494
23,125	MidCap SPDR Trust Series 1 Index Fund	2,895,713
6,050	Rydex S&P Equal Weight Index Fund	942,953

Total Mutual Funds (Cost $23,219,265)		27,152,770

Cash Equivalent -- 1.4%
375,852	Huntington Money Market Fund, Interfund Shares*	375,852

Total Cash Equivalent (Cost $375,852)		375,852

Total Investments (Cost $23,595,117) (a) -- 100.0%		27,528,622

Other Assets in Excess of Liabilities -- 0.0%		1,139

Net Assets -- 100.0%		$27,529,761

See Notes to Portfolio of Investments, page 52.

Huntington Situs Small Cap Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Health Care	15.2%
Consumer Discretionary	14.5%
Industrials	14.2%
Technology	13.6%
Financials	12.7%
Energy	11.4%
Materials	7.7%
Consumer Staples	5.2%
Other Investments (Collateral for Securities Lending)	3.5%
Utilities	2.9%
Cash[1]	1.8%
Telecommunications	0.3%
Liabilities in Excess of Other Assets	(3.0)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 97,7%
Australia -- 0.5%
Industrials -- 0.5%
25,000	Orica Ltd.	$338,661

Cayman Islands -- 1.2%
Consumer Discretionary -- 1.2%
19,800	Garmin Ltd. (d)	846,450

Chile -- 0.3%
Materials -- 0.3%
2,400	Sociedad Quimica y Minera de Chile SA ADR (b)	240,000

Denmark -- 1.0%
Energy -- 0.5%
21,500	Vestas Wind Systems A/S (b)	357,059

Health Care -- 0.5%
6,800	Novozymes A/S, Class B	336,858

		693,917

Finland -- 0.8%
Industrials -- 0.8%
9,100	Cargotec Corp., Class B	254,161
4,700	Kone Oyj, Class B	281,659

		535,820

Germany -- 1.5%
Consumer Staples -- 0.8%
10,000	Douglas Holding AG	362,590
3,867	Fielmann AG	250,700

		613,290

Health Care -- 0.7%
12,700	Stada Arzneimittel AG	460,952

		1,074,242

Common Stocks -- (Continued)
Hong Kong -- 0.5%
Consumer Discretionary -- 0.5%
58,000	Television Broadcasts Ltd.	$327,688

Ireland -- 0.4%
Consumer Staples -- 0.4%
12,000	Kerry Group PLC	296,368

Italy -- 0.4%
Energy -- 0.4%
22,200	Saipem SPA	299,404

Japan -- 2.0%
Consumer Discretionary -- 0.0%
90	Hokuto Corp.	1,782

Consumer Staples -- 0.2%
14,000	Fuji Oil Co. Ltd.	143,939

Health Care -- 0.9%
33,000	Tanabe Seiyaku Co. Ltd.	318,452
10,900	Terumo Corp.	314,574

		633,026

Industrials -- 0.4%
13,600	Sato Corp.	304,185

Technology -- 0.5%
32,000	Furuno Electric Co. Ltd.	339,105

		1,422,037

Singapore -- 0.5%
Consumer Staples -- 0.5%
74,000	Asia Pacific Breweries Ltd.	384,182

Spain -- 0.4%
Technology -- 0.4%
15,000	Prosegur Compania de Seguridad SA (b)	317,070

Common Stocks -- (Continued)
Sweden -- 0.5%
Consumer Discretionary -- 0.5%
19,200	Haldex AB (b)	$335,583

Switzerland -- 0.5%
Consumer Staples -- 0.5%
22	Lindt & Spruengli AG	337,253

United Kingdom -- 1.6%
Consumer Staples -- 0.4%
31,189	Bunzl PLC	291,260

Materials -- 0.7%
14,000	Antofagasta PLC	306,149
56,050	Filtrona PLC	244,132

		550,281

Technology -- 0.5%
121,000	Halma PLC	317,736

		1,159,277

United States -- 85.6%
Consumer Discretionary -- 12.3%
7,500	AnnTaylor Stores Corp. (b)	182,100
49,900	Audiovox Corp., Class A (b)	773,450
18,050	Brunswick Corp.	781,926
8,500	Columbia Sportswear Co. (b)	419,815
37,050	Fossil, Inc. (b)	841,035
13,700	Kerzner International Ltd. (b)	780,215
5,362	MDC Holdings, Inc.	441,025
14,200	Polo Ralph Lauren Corp.	612,162
22,100	Reebok International Ltd.	924,443
13,850	RENT-A-CENTER, Inc. (b)	322,567
7,200	Thor Industries, Inc.	226,296
36,300	Urban Outfitters, Inc. (b)	2,057,846
21,900	West Marine, Inc. (b)	395,514

		8,758,394

Consumer Staples -- 2.4%
27,977	Fresh Del Monte Produce, Inc.	753,141
30,500	Performance Food Group Co. (b)	921,405

		1,674,546

Energy -- 10.5%
27,600	Denbury Resources, Inc. (b)	1,097,652
33,500	Headwaters, Inc. (b)	1,151,730
16,200	Houston Exploration Co. (b)	859,410
14,300	Hydril Co. (b)	777,205
17,144	National-Oilwell Varco, Inc. (b)	815,026
11,400	Newfield Exploration Co. (b)	454,746
16,000	Remington Oil & Gas Corp. (b)	571,200
13,000	Spinnaker Exploration Co. (b)	461,370
16,500	Veritas DGC, Inc. (b)	457,710
24,554	XTO Energy, Inc.	834,590

		7,480,639

Financials -- 12.7%
27,300	Anchor Bancorp Wisconsin, Inc.	826,098
27,600	Arch Capital Group Ltd. (b)	1,243,380
24,000	Bancshares of Florida, Inc (b)	408,000
15,800	CBL & Associates Properties, Inc.	680,506
55,400	Colonial Bancgroup, Inc.	1,222,124
20,000	Cullen/Frost Bankers, Inc. (b)	953,000
8,000	Healthcare Realty Trust, Inc.	308,880
Common Stocks -- (Continued)
United States -- (Continued)
Financials -- (Continued)
10,900	HRPT Properties Trust	$135,487
12,500	Main Street Banks, Inc.	318,250
10,841	SCBT Financial Corp.	343,118
52,800	Scottish Annuity & Life Holdings Ltd.	1,279,872
4,488	TD Banknorth, Inc. (b)	133,742
2,153	Toronto-Dominion Bank	96,045
18,800	WSFS Financial Corp.	1,028,548

		8,977,050

Health Care -- 13.1%
51,000	Albany Molecular Research (b)	714,000
18,500	Bio-Rad Laboratories, Inc., Class A (b)	1,095,385
25,800	Cerner Corp. (b) (d)	1,753,626
9,200	Coventry Health Care, Inc. (b)	650,900
23,700	Edwards Lifesciences Corp. (b)	1,019,574
38,000	Intermagnetics General Corp. (b)	1,168,880
20,000	Kindred Healthcare, Inc. (b)	792,200
33,400	Mentor Corp.	1,385,432
9,300	Par Pharmaceutical, Inc. (b)	295,833
8,100	Unitedhealth Group, Inc.	422,334

		9,298,164

Industrials -- 12.5%
7,300	Alliant Techsystems, Inc. (b)	515,380
20,000	American Woodmark Corp.	600,200
31,000	Armor Holdings, Inc. (b)	1,227,910
8,600	Banta Corp.	390,096
13,900	CDI Corp.	304,688
10,000	ElkCorp	285,500
25,900	Jacobs Engineering Group, Inc. (b)	1,457,134
21,200	Precision Castparts Corp.	1,651,480
8,000	Ryder System, Inc.	292,800
12,700	Timken Co.	293,370
31,400	Universal Forest Products, Inc.	1,301,530
28,750	Werner Enterprises, Inc.	564,650

		8,884,738

Materials -- 6.7%
11,000	Albemarle Corp.	401,170
24,600	Florida Rock Industries	1,804,410
3,900	Quanex Corp.	206,739
38,500	RTI International Metals, Inc. (b)	1,209,285
27,300	Steel Technologies, Inc.	461,370
9,000	The Scotts Co., Class A (b)	640,890

		4,723,864

Technology -- 12.2%
17,000	Black Box Corp.	601,800
23,000	Compuware Corp. (b)	165,370
27,000	eSPEED, Inc., Class A (b)	240,570
27,000	Global Imaging Systems, Inc. (b)	860,220
30,300	Hutchinson Technology, Inc. (b)	1,166,853
14,150	Imation Corp.	548,879
41,200	Intergraph Corp. (b)	1,419,752
37,600	Methode Electronics, Inc.	446,312
50,900	Standard Microsystems Corp. (b)	1,190,042
20,000	StarTek, Inc.	328,400
Shares or Principal Amount		Value
Common Stocks -- (Continued)
United States -- (Continued)
Technology -- (Continued)
12,144	Tektronix, Inc.	$282,591
57,900	Transaction Systems Architects, Inc. (b)	1,426,076

		8,676,865

Telecommunications -- 0.3%
19,000	General Communication, Inc., Class A (b)	187,530

Utilities -- 2.9%
19,900	Hawaiian Electric Industries, Inc.	533,519
10,100	Northwest Natural Gas Co.	386,224
40,500	UGI Corp.	1,129,950

		2,049,693

		60,711,483

Total Common Stocks (Cost $49,864,387)		69,319,435

Cash Equivalent -- 1.8%
1,253,237	Huntington Money Market Fund, Interfund Shares*	1,253,237

Total Cash Equivalent (Cost $1,253,237)		1,253,237

Short-Term Securities Held as Collateral for Securities Lending -- 3.5%
Commercial Paper -- 0.1%
$ 44,705	Park Granada LLC, 3.300%, 7/12/05	44,705
35,964	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	35,964
25,225	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	25,225

		105,894

Mutual Funds -- 0.0%
1,249	JP Morgan Institutional Prime Money Market Fund	1,249

Repurchase Agreements -- 1.7%
357,888	JP Morgan Securities, 3.410%, 7/1/05	357,888
357,888	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	357,888
493,002	UBS Warburg LLC, 3.400%, 7/1/05	493,002

		1,208,778

Short-Term Securities Held as Collateral for Securities Lending -- (Continued)
Variable Rate Obligations -- 1.7%
$89,407	Bankone Class A 2004-4, 3.260%, 7/15/05	$89,407
53,696	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	53,696
44,705	Bayerische Landesbk NY, 3.310%, 7/19/05	44,705
60,938	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	60,938
35,214	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	35,214
28,721	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	28,721
89,410	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	89,410
44,705	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	44,705
76,922	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	76,922
22,727	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	22,727
18,731	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	18,731
53,696	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	53,696
49,450	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	49,450
44,705	Deutsche Bank, 3.568%, 7/1/05	44,705
48,201	Discover CMT I 2001-2, 3.268%, 7/15/05	48,201
44,705	Discover CMT I 2003-1, 3.280%, 7/15/05	44,705
89,285	HBOS Treasury Services PLC, 3.510%, 9/30/05	89,285
89,285	JP Morgan & Co., Inc., 3.388%, 9/2/05	89,285
17,982	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	17,982
107,391	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	107,391
71,678	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	71,678

		1,181,554

Total Short-Term Securities Held as Collateral For Securities Lending (Cost $2,497,475)		2,497,475

Total Investments (Cost $53,615,099) (a) -- 103.0%		73,070,147

Liabilities in Excess of Other Assets -- (3.0)%		(2,138,173)

Net Assets -- 100.0%		$70,931,974

See Notes to Portfolio of Investments, page 52.

Huntington Fixed Income Securities Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Bonds	43.9%
U.S. Treasury Obligations	28.1%
U.S. Government Agencies	23.3%
Cash1	1.6%
U.S. Government Mortgage Backed Agencies	1.3%
Preferred Stocks	0.7%
Other Assets in Excess of Liabilities	1.1%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Principal Amount		Value
Corporate Bonds -- 43.9%
Auto/Truck Parts & Equipment -- 0.6%
$1,000,000	Carlisle Cos., Inc., 7.250%, 1/15/07	$1,040,174

Banks -- 1.2%
1,000,000	First Tennessee Bank, 6.400%, 4/1/08	1,055,028
1,000,000	KeyCorp, 6.750%, 3/15/06	1,018,056

		2,073,084

Building & Construction -- 1.0%
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,734,066

Business Services -- 0.6%
1,000,000	The Reynold & Reynolds Co., 7.000%, 12/15/06	1,014,257

Diversified Financial Services -- 10.3%
2,000,000	American General Finance Corp., 6.100%, 5/22/06	2,036,492
2,000,000	Ford Motor Credit Co., 7.600%, 8/1/05	2,004,482
2,000,000	General Electric Capital Corp., 5.450%, 1/15/13	2,121,552
2,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	2,222,828
1,000,000	Household Financial Corp., 5.750%, 1/30/07	1,025,695
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,980,084
3,000,000	Lehman Brothers Holdings, 7.500%, 9/1/06	3,111,350
1,000,000	MBNA America Bank N.A., 6.500%, 6/20/06 (c)	1,023,281
1,000,000	Morgan Stanley Dean Witter & Co., 6.750%, 10/15/13	1,135,922
1,000,000	The Bear Stearns Cos., Inc., 6.500%, 5/1/06	1,020,611

		17,682,297

Diversified Manufacturing -- 1.9%
2,000,000	Eaton Corp., 8.900%, 8/15/06	2,096,608
1,000,000	Norsk Hydro AS, 6.700%, 1/15/18	1,164,541

		3,261,149

Corporate Bonds -- (Continued)
Diversified Telecommunications -- 0.7%
$1,000,000	Alltel Ohio LP, 8.000%, 8/15/10 (c)	$1,161,938

Electrical Services -- 3.3%
1,000,000	Atlantic City Electric, 6.750%, 5/12/08	1,058,554
1,000,000	Cincinnati Gas & Electric Co., 6.400%, 4/1/08	1,053,105
1,000,000	Cinergy Global Resources, 6.200%, 11/3/08 (c)	1,057,005
1,000,000	CLECO Corp., 6.520%, 5/15/09	1,068,240
1,300,000	Gulf Power Co., 4.900%, 10/1/14	1,324,674

		5,561,578

Electronic Components -- 0.6%
1,000,000	Philips Electronics NV, 8.375%, 9/15/06	1,047,994

Electronic Equipment & Instruments -- 2.2%
1,000,000	Cooper Industries, Inc., 5.250%, 7/1/07	1,018,275
2,460,000	Thermo Electron Corp., 7.625%, 10/30/08	2,696,276

		3,714,551

Health Services -- 2.3%
1,400,000	Allegiance Corp., 7.300%, 10/15/06	1,450,735
2,500,000	Wellpoint, Inc., 4.250%, 12/15/09	2,488,945

		3,939,680

Insurance -- 2.4%
1,000,000	Metlife, Inc., 5.000%, 11/24/13	1,017,206
2,000,000	Protective Life Corp., 5.875%, 8/15/06 (c)	2,028,656
1,000,000	SunAmerica, Inc., 6.750%, 10/1/07	1,049,311

		4,095,173

Metals & Mining -- 1.9%
3,000,000	Barrick Gold Corp., 7.500%, 5/1/07	3,172,611

Multimedia -- 0.6%
1,000,000	E.W. Scripps Co., 6.625%, 10/15/07	1,058,381

Corporate Bonds -- (Continued)
Petroleum & Petroleum Products -- 2.1%
$1,000,000	Kinder Morgan Energy Partners, 6.800%, 3/1/08	$1,056,396
2,000,000	Kinder Morgan Energy Partners, 7.400%, 3/15/31	2,436,808

		3,493,204

Pipelines -- 0.5%
750,000	Trans-Canada Pipelines, 9.125%, 4/20/06	778,808

Printing & Publishing -- 0.8%
1,200,000	Knight-Ridder, Inc., 9.875%, 4/15/09	1,420,037

Railroads -- 1.3%
1,000,000	Atchison Topeka & Santa Fe Railroad, 6.550%, 7/1/06	1,023,146
1,000,000	Union Pacific Corp., 6.625%, 2/1/29	1,170,760

		2,193,906

Real Estate Investment Trusts -- 5.5%
1,045,000	Avalon Properties, 6.875%, 12/15/07	1,102,568
1,500,000	CPG Partners LP, 3.500%, 3/15/09	1,445,577
2,000,000	Duke Realty LP, 3.500%, 11/1/07	1,962,218
1,000,000	MACK-CALI Realty LP, 7.750%, 2/15/11	1,144,403
580,000	Simon Property Group LP, 7.375%, 1/20/06	589,929
1,949,000	Simon Property Group LP, 6.875%, 11/15/06	2,007,895
1,000,000	Weingarten Realty Investment, 7.350%, 7/20/09	1,119,344

		9,371,934

Reinsurance -- 2.6%
2,000,000	General Electric Global Insurance Holding Corp., 7.500%, 6/15/10	2,224,152
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,173,683

		4,397,835

Retail -- 1.5%
2,500,000	Tandy Corp., 6.950%, 9/1/07	2,597,770

Total Corporate Bonds (Cost $73,136,367)		74,810,427

U.S. Treasury Obligations -- 28.1%
U.S. Treasury Bonds -- 9.8%
2,000,000	8.750%, 8/15/20	3,009,376
2,000,000	6.000%, 2/15/26	2,464,218
2,000,000	6.750%, 8/15/26	2,679,140
1,500,000	5.250%, 11/15/28	1,713,222
3,000,000	6.250%, 5/15/30	3,907,617
2,500,000	5.375%, 2/15/31	2,950,000

		16,723,573

U.S. Treasury Obligations -- (Continued)
U.S. Treasury Notes -- 18.3%
$5,750,000	3.125%, 10/15/08	$5,649,599
4,500,000	5.750%, 8/15/10	4,918,185
5,000,000	5.000%, 8/15/11	5,330,665
3,000,000	2.000%, 7/15/14	3,191,386
5,000,000	4.250%, 8/15/14	5,119,530
1,000,000	7.500%, 11/15/16	1,310,664
4,500,000	6.125%, 8/15/29	5,745,762

		31,265,791

Total U.S. Treasury Obligations (Cost $44,445,397)		47,989,364

U.S. Government Agencies -- 23.3%
Federal Farm Credit Bank -- 3.5%
4,000,000	2.790%, 10/16/06	3,948,764
2,000,000	3.625%, 7/28/08	1,979,608

		5,928,372

Federal Home Loan Bank -- 11.0%
6,000,000	2.625%, 2/16/07	5,878,194
3,000,000	3.375%, 10/5/07	2,972,475
4,000,000	3.500%, 11/15/07	3,967,968
3,000,000	4.375%, 6/8/12	3,036,852
3,000,000	4.625%, 8/15/12	3,088,353

		18,943,842

Federal Home Loan Mortgage Corporation -- 4.7%
2,000,000	3.000%, 5/26/06	1,986,616
3,000,000	3.000%, 5/21/07	2,956,578
2,000,000	3.640%, 8/12/08	1,984,416
1,000,000	5.200%, 3/5/19	1,015,252

		7,942,862

Federal National Mortgage Association -- 4.1%
1,000,000	2.500%, 5/12/06	989,416
1,000,000	3.750%, 7/6/07	993,162
3,000,000	3.250%, 7/30/07	2,965,665
2,000,000	3.000%, 7/16/13	1,984,912

		6,933,155

Total U.S. Government Agencies (Cost $39,847,277)		39,748,231

U.S. Government Mortgage Backed Agencies -- 1.3%
Federal Home Loan Mortgage Corporation -- 0.9%
759,767	Pool # 254403, 6.000%, 8/1/17	785,823
700,825	Pool # 599630, 6.500%, 8/1/16	729,839

		1,515,662

U.S. Government Mortgage Backed Agencies -- (Continued)
Government National Mortgage Association -- 0.4%
$291,367	Pool # 345128, 6.500%, 1/15/24	$305,542
68,795	Pool # 352982, 7.500%, 5/15/24	74,052
43,474	Pool # 363175, 7.000%, 11/15/08	44,849
71,223	Pool # 372962, 7.000%, 3/15/24	75,741
29,654	Pool # 373015, 8.000%, 6/15/24	32,089
109,656	Pool # 383488, 7.000%, 2/15/09	113,729

		646,002

Total U.S. Government Mortgage Backed Agencies (Cost $2,111,916)		2,161,664

Shares		Value
Preferred Stocks -- 0.7%
Bank Holding Companies -- 0.2%
10,000	Suntrust Capital IV, 7.125%	$258,000

Banks -- 0.2%
20,000	Wells Fargo Capital Trust II, 7.00%	516,800

Financial Services -- 0.0%
1,400	National Commerce Capital Trust II, 7.700%	36,526

Life/Health Insurance -- 0.2%
10,000	Aetna, Inc., 8.500%	261,100

Real Estate Investment Trusts -- 0.1%
5,000	Public Storage, Series R, 8.000%	130,000

Total Preferred Stocks (Cost $1,229,101)		1,202,426

Cash Equivalent -- 1.6%
2,757,130	Huntington Money Market Fund, Interfund Shares*	2,757,130

Total Cash Equivalent (Cost $2,757,130)		2,757,130

Total Investments (Cost $163,527,188) (a) -- 98.9%		168,669,242

Other Assets in Excess of Liabilities -- 1.1%		1,876,999

Net Assets -- 100.0%		$170,546,241

See Notes to Portfolio of Investments, page 52.

Huntington Intermediate Government Income Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agencies	52.2%
U.S. Government Mortgage Backed Agencies	33.4%
U.S. Treasury Notes	13.0%
Cash[1]	1.7%
Liabilities in Excess of Other Assets	(0.3)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Government Agencies -- 52.2%
Federal Farm Credit Bank -- 5.5%
$1,000,000	3.100%, 7/15/05	$998,759
1,000,000	5.750%, 1/18/11	1,084,268
2,000,000	4.900%, 3/17/14	1,974,472
2,000,000	4.990%, 1/28/15	2,013,612

		6,071,111

Federal Home Loan Bank -- 6.0%
1,500,000	3.875%, 8/14/09	1,493,672
1,000,000	4.000%, 7/8/11	983,936
2,000,000	4.375%, 2/13/15	2,010,460
2,000,000	Series EM09, 5.985%, 4/9/09	2,145,730

		6,633,798

Federal Home Loan Mortgage Corporation -- 26.6%
1,000,000	3.250%, 1/28/08	985,214
2,000,000	3.000%, 5/13/08	1,952,260
1,000,000	3.875%, 1/12/09	991,337
1,500,000	4.750%, 12/8/10	1,497,603
4,500,000	4.500%, 12/16/10	4,490,860
2,000,000	6.000%, 6/15/11	2,201,408
3,787,000	4.375%, 11/9/11	3,785,253
2,000,000	4.750%, 10/11/12	2,002,186
2,000,000	4.250%, 5/22/13	1,980,152
1,500,000	5.125%, 11/7/13	1,505,712
1,500,000	5.162%, 12/16/13	1,542,401
1,000,000	4.500%, 4/2/14	990,540
2,000,000	5.000%, 11/13/14	2,021,708
3,500,000	5.200%, 3/5/19	3,553,382

		29,500,016

Federal National Mortgage Association -- 14.1%
2,000,000	2.810%, 9/28/06	1,973,952
1,000,000	3.500%, 12/28/06	991,975
2,000,000	3.410%, 8/30/07	1,977,644
3,000,000	4.375%, 7/17/13	2,957,316
1,000,000	5.380%, 10/2/13	1,073,535
2,000,000	4.625%, 10/15/14	2,051,148
2,000,000	5.250%, 3/24/15	2,040,916
2,500,000	5.000%, 4/26/17	2,549,248

		15,615,734

Total U.S. Government Agencies (Cost $56,996,371)		57,820,659

U.S. Government Mortgage Backed Agencies -- 33.4%
Federal Home Loan Mortgage Corporation -- 11.7%
$1,618,095	Pool # C90699, 5.000%, 8/1/23	$1,631,518
739,140	Pool # E01184, 6.000%, 8/1/17	764,305
869,005	Pool # G08005, 5.500%, 8/1/34	881,714
757,524	Pool # M80773, 5.000%, 10/1/09	767,539
1,000,000	Series 2003-32, Class KB, 5.000%, 3/25/17	1,014,203
1,406,110	Series 2555, Class B, 4.250%, 1/15/18	1,400,178
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,578,204
1,000,000	Series 2670, Class QP, 4.000%, 2/15/27	982,972
1,977,098	Series 2957, Class VB, 5.000%, 4/15/16	2,014,360
1,000,000	Series 2976, Class HP, 4.500%, 1/15/33	1,000,488

		13,035,481

Federal National Mortgage Association -- 17.6%
1,551,803	Pool # 254594, 5.500%, 1/1/33	1,574,900
1,847,909	Pool # 254759, 4.500%, 6/1/18	1,840,836
813,640	Pool # 254911, 5.000%, 10/1/23	820,245
1,829,618	Pool # 255360, 5.000%, 8/1/24	1,844,368
459,896	Pool # 647408, 5.000%, 10/1/17	465,590
606,704	Pool # 677002, 5.500%, 1/1/18	623,229
1,879,660	Pool # 685852, 5.500%, 1/1/18	1,930,857
2,293,571	Pool # 735224, 5.500%, 2/1/35	2,327,051
2,270,602	Pool # 783793, 6.000%, 7/1/34	2,328,665
954,642	Pool # 806715, 5.500%, 1/1/35	968,260
1,477,442	Pool # 807963, 5.000%, 1/1/35	1,479,036
1,035,075	Series 2003-108, Class HA, 5.000%, 1/25/27	1,040,194
1,713,174	Series 2003-11, Class BA, 5.500%, 8/25/32	1,744,629
516,832	Series 2003-16, Class CB, 4.000%, 2/25/33	509,942

		19,497,802

U.S. Government Mortgage Backed Agencies -- (Continued)
Government National Mortgage Association -- 4.1%
$594,341	Pool # 2699, 6.000%, 1/20/29	$612,907
710,637	Pool # 576456, 6.000%, 3/15/32	733,808
1,646,293	Series 2002-70, Class A, 4.000%, 8/20/32	1,653,977
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,555,454

		4,556,146

Total U.S. Government Mortgage Backed Agencies (Cost $37,043,960)		37,089,429

U.S. Treasury Notes -- 13.0%
2,000,000	4.625%, 5/15/06	2,018,750
2,000,000	6.875%, 5/15/06	2,057,344
2,000,000	7.000%, 7/15/06	2,069,296
1,000,000	6.500%, 10/15/06	1,036,289
2,000,000	6.125%, 8/15/07	2,100,468
2,000,000	3.375%, 11/15/08	1,979,766
1,000,000	5.000%, 8/15/11	1,066,133
2,000,000	4.250%, 11/15/14	2,046,954

Total U.S. Treasury Notes (Cost $14,086,405)		14,375,000

Shares		Value
Cash Equivalent -- 1.7%
1,913,496	Huntington Money Market Fund, Interfund Shares*	$1,913,496

Total Cash Equivalent (Cost $1,913,496)		1,913,496

Total Investments (Cost $110,040,232) (a) -- 100.3%		111,198,584

Liabilities in Excess of Other Assets -- (0.3)%		(352,092)

Net Assets -- 100.0%		$110,846,492

See Notes to Portfolio of Investments, page 52.

Huntington Michigan Tax-Free Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
School Districts	50.8%
General Obligations	16.9%
Facilities	9.5%
Medical	5.0%
Transportation	3.2%
General Fund	2.6%
Cash	2.3%
Higher Education	2.1%
Pollution	1.8%
Utilities	1.8%
Water	1.8%
Development	0.9%
Airport	0.3%
Power	0.3%
Other Assets in Excess of Liabilities	0.7%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 97.0%
Michigan -- 97.0%
$80,000	Alpena, MI, Public Schools, G.O., (MBIA Ins), 5.500%, 5/1/09	$83,686
135,000	Ann Arbor, MI, Water Supply Systems Revenue, Series Z, (AMBAC Ins), 3.000%, 2/1/11	133,766
195,000	Atherton, MI, Community School District, G.O., 6.000%, 5/1/09	215,953
475,000	Avondale, MI, School District, Building & Site, G.O., 5.250%, 5/1/18	524,228
100,000	Bedford, MI, Public School District, G.O., (FSA Ins), 4.650%, 5/1/12	103,903
150,000	Big Rapids, MI, Public School District, (FSA Ins), 5.000%, 5/1/19	157,206
300,000	Birmingham, MI, Sewer Improvements, G.O., 5.700%, 10/1/13	327,996
75,000	Bishop, MI, International Airport Authority Refunding, Series A, G.O., (AMBAC Ins), 5.100%, 12/1/18	80,438
100,000	Bloomfield Hills, MI, School Improvements, G.O., 5.000%, 5/1/11	103,999
100,000	Burton, MI, Water Supply & Sewer Revenue, (MBIA Ins), 5.000%, 12/1/08	106,789
800,000	Caledonia, MI, Community Schools, G.O., 5.250%, 5/1/15	876,039
250,000	Canton Charter Township, MI, G.O., (FGIC Ins), 5.250%, 10/1/11	271,018
$50,000	Cedar Springs, MI, Public School District G.O., 4.800%, 5/1/11	$52,317
400,000	Chippewa Valley, MI, Schools, Building & Site, Series I, G.O., 5.375%, 5/1/17	447,420
250,000	Chippewa Valley, MI, Schools, Building & Site, Series I, G.O., 5.375%, 5/1/18	279,638
100,000	Coldwater, MI, Water Supply Refunding Revenue, (AMBAC Ins), 4.750%, 7/1/10	103,349
300,000	Coopersville, MI, Area Public Schools, G.O., (MBIA Ins), 4.875%, 5/1/15	321,264
250,000	Detroit, MI, Downtown Development Authority Tax Increment Revenue, Series A, (MBIA Ins), 4.650%, 7/1/10	262,518
150,000	Detroit, MI, Public Improvements, Series A, G.O., (FGIC Ins), 5.375%, 4/1/11	157,505
300,000	Detroit, MI, School District, G.O., (FGIC Ins), 5.375%, 5/1/15	325,362
50,000	Detroit, MI, Water Supply System Revenue, Series A, (MBIA Ins), 5.200%, 7/1/08	53,282
90,000	Dowagiac, MI, Union School District, G.O., 5.500%, 5/1/16	101,180
$150,000	Eastern Michigan University, Refunding Revenue, (FGIC Ins), 5.800%, 6/1/12	$173,075
65,000	Ecorse, MI, Public School District, G.O. (FGIC Ins), 5.250%, 5/1/12	69,869
100,000	Ferndale, MI, G.O., (FGIC Ins), 6.000%, 5/1/08	108,358
270,000	Ferndale, MI, Public Improvements Refunding, G.O., (FGIC Ins), 5.000%, 4/1/15	296,077
250,000	Ferris State University, MI, Refunding Revenue (FGIC Ins), 5.150%, 10/1/09	253,870
100,000	Forest Hills, MI, Public Schools, G.O., 5.200%, 5/1/08	101,547
250,000	Forest Hills, MI, Public Schools, G.O., 5.250%, 5/1/13	270,735
400,000	Fowlerville, MI, Community School District, G.O., (MBIA Ins), 5.350%, 5/1/10	418,900
45,000	Genesee County, MI, Building Authority, G.O. (MBIA Ins), 4.000%, 5/1/08	46,404
200,000	Genesee County, MI, Building Authority, G.O., (AMBAC Ins), 5.100%, 5/1/14	215,792
200,000	Godwin Heights, MI, Public Schools, G.O., 5.600%, 5/1/14	223,068
100,000	Grand Ledge, MI, Public School District Refunding, G.O., (FSA Ins), 4.750%, 5/1/14	104,319
25,000	Grand Rapids, MI, Community College, G.O. (FGIC Ins), 5.100%, 5/1/13	26,318
545,000	Grand Rapids, MI, Downtown Development Authority Tax Increment Revenue, (MBIA Ins), 6.600%, 6/1/08	552,772
100,000	Grand Rapids, MI, G.O., 5.100%, 4/1/14	106,273
200,000	Grandville, MI, Public School District Refunding, G.O., 5.150%, 5/1/12	207,586
490,000	Greenville, MI, Public Schools Refunding G.O., (FSA Ins), 4.900%, 5/1/13	510,515
95,000	Grosse Isle Township, MI, School District Refunding, G.O. (FGIC Ins), 4.850%, 5/1/12	99,216
300,000	Hartland, MI, Consolidated School District Refunding, G.O., 5.050%, 5/1/18	320,529
200,000	Howell, MI, Public Schools, G.O., 5.000%, 5/1/10	216,696
$100,000	Hudsonville, MI, Public Schools, G.O., (FGIC Ins.), 5.050%, 5/1/12	$105,277
140,000	Huron Valley, MI, School District Refunding, G.O. (FGIC Ins), 5.000%, 5/1/18	146,775
50,000	Huron Valley, MI, School District, G.O., (FGIC Ins), 4.800%, 5/1/13	52,580
80,000	Ingham County, MI, Building Authority Refunding Revenue, (AMBAC Ins), 5.000%, 11/1/16	81,344
525,000	Jackson, MI, Downtown Development, G.O., (FSA Ins), 5.750%, 6/1/13	594,058
50,000	Kalamazoo, MI, Building Authority Revenue, (FSA Ins), 4.400%, 10/1/10	51,844
200,000	Kalamazoo, MI, City Schools District, Building & Site, G.O., (FSA Ins), 5.000%, 5/1/13	217,942
100,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue, (MBIA Ins), 5.250%, 5/15/18	105,959
450,000	Kelloggsville, MI, Public Schools, (FGIC Ins), 5.000%, 5/1/13	475,016
175,000	Kent County, MI, Building Authority, G.O., 5.000%, 11/1/09	181,820
250,000	Kent County, MI, Building Authority, G.O., 5.000%, 6/1/14	264,080
25,000	Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16	26,582
500,000	Lake Orion, MI, Community School District Refunding, G.O., 4.800%, 5/1/15	537,224
1,000,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	1,074,549
140,000	Lakeview, MI, Public School District, G.O., 5.000%, 5/1/16	149,519
250,000	Lansing, MI, Board of Water & Light Revenue, Series A, 5.000%, 7/1/15	272,875
75,000	Lansing/Ingham County, MI, Building Authority, G.O., 5.125%, 11/1/10	80,715
200,000	Lansing/Ingham County, MI, Building Authority, G.O., 5.200%, 11/1/11	215,506
125,000	Madison, MI, Public School District Refunding, G.O., (FGIC Ins), 5.125%, 5/1/18	134,983
75,000	Marshall, MI, Building Authority, G.O., (AMBAC Ins), 5.450%, 4/1/14	83,018
$300,000	Michigan Municipal Bond Authority Revenue, Series C, (AMBAC Ins), 5.100%, 11/1/15	$323,574
75,000	Michigan Municipal Building Authority Revenue, 4.800%, 10/1/08	78,914
400,000	Michigan Municipal Building Authority Revenue, Series A, 5.100%, 10/1/09	414,656
45,000	Michigan Municipal Building Authority, Pollution Control Revenue, 5.250%, 10/1/07	47,472
250,000	Michigan Municipal Building Authority, Water Utility Improvements Revenue, 5.875%, 10/1/17	286,190
250,000	Michigan State Building Authority Refunding Revenue, Series I, 5.500%, 10/15/12	280,328
50,000	Michigan State Building Authority Refunding Revenue, Series I (FSA Ins), 5.250%, 10/15/12	56,292
100,000	Michigan State Building Authority Revenue, Series I, 4.750%, 10/15/11	107,051
300,000	Michigan State Building Authority Revenue, Series I, (AMBAC Ins), 6.500%, 10/1/07	324,561
80,000	Michigan State Building Authority Revenue, Series I, (MBIA Ins), 4.750%, 10/15/12	85,641
600,000	Michigan State Building Authority, Facilities Program Refunding Revenue, Series I, 5.125%, 10/15/15	643,542
300,000	Michigan State Comprehensive Transit Refunding Revenue, Series A, (MBIA Ins), 5.250%, 8/1/12	310,404
610,000	Michigan State Comprehensive Transit Revenue, Series A, (MBIA Ins), 5.000%, 11/1/10	645,490
10,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A (MBIA Ins), 6.000%, 5/15/14	11,124
45,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A, (FSA Ins), 5.000%, 8/15/13	48,020
40,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A, (MBIA Ins), 5.000%, 2/15/18	41,772
100,000	Michigan State Hospital Finance Authority Revenue (AMBAC Ins), 5.500%, 1/1/16	105,656
850,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins), 5.000%, 11/15/17	930,248
$10,000	Michigan State Hospital Financing Authority Revenue, (AMBAC Ins), 5.750%, 5/15/16	$10,919
250,000	Michigan State School Improvements, G.O., 4.800%, 12/1/11	262,298
100,000	Montabella, MI, Community School District, G.O., (FGIC Ins), 5.200%, 5/1/17	106,613
1,000,000	Mount Clemens, MI, Communtiy School District Refunding, G.O., (FSA Ins), 5.000%, 5/1/18	1,096,669
100,000	Muskegon County, MI, Building Authority Refunding, G.O., (AMBAC Ins), 4.625%, 9/1/13	105,652
50,000	Newaygo, MI, Public Schools, G.O., 5.500%, 5/1/13	55,544
70,000	Northwestern Community College, MI, Prerefunded, G.O., (FGIC Ins), 5.300%, 4/1/12	76,415
10,000	Northwestern Community College, MI, Unrefunded, G.O., (FGIC Ins), 5.300%, 4/1/12	10,821
150,000	Novi, MI, Community School District, G.O., 5.125%, 5/1/18	161,255
50,000	Oakland County, MI, Sewer Improvements Refunding, G.O., 4.950%, 10/1/09	51,326
500,000	Paw Paw, MI, Public School District, G.O., (FGIC Ins), 6.500%, 5/1/09	561,719
200,000	Portage, MI, Building Authority, G.O., 5.450%, 7/1/09	209,030
250,000	Portage, MI, Public Schools, G.O., (FSA Ins), 4.500%, 5/1/14	259,035
200,000	Potterville, MI, Public Schools, G.O., (FSA Ins), 5.550%, 5/1/14	219,022
100,000	Reeths-Puffer, MI, Schools Refunding, G.O., (FGIC Ins), 4.850%, 5/1/12	103,158
490,000	Romeo, MI, Community School District, G.O., 5.250%, 5/1/15	538,877
640,000	Saginaw Valley State University, MI, Revenue, (AMBAC Ins), 5.000%, 7/1/12	685,530
65,000	South Lyon, MI, Community Schools, G.O., 4.250%, 5/1/10	68,260
1,175,000	South Lyon, MI, Community Schools, G.O., (MBIA Ins), 5.250%, 5/1/18	1,305,318
500,000	South Macomb, MI, Disposal Authority Revenue, (AMBAC Ins), 5.375%, 9/1/12	546,290
$200,000	Sterling Heights, MI, Building Authority, G.O., (FGIC Ins), 5.600%, 10/1/13	$218,050
100,000	Stockbridge, MI, Community Schools, G.O., 5.150%, 5/1/13	109,530
225,000	Tecumseh, MI, Public Schools, G.O., 5.300%, 5/1/16	247,946
40,000	Three Rivers, MI, Community Schools, G.O., (FSA Ins), 4.900%, 5/1/13	41,675
300,000	University of Michigan Refunding Revenue, Series A-1, 5.250%, 12/1/10	319,386
200,000	Van Buren County, MI, Public Schools, G.O., (AMBAC Ins), 4.750%, 5/1/16	213,278
500,000	Van Buren County, MI, Sewage Disposal, G.O., (AMBAC Ins), 5.000%, 5/1/16	532,114
200,000	Waterford, MI, School District Refunding, G.O., 5.000%, 6/1/14	203,746
50,000	Wayne County, MI, G.O., 5.200%, 10/1/12	54,367
125,000	Wayne County, MI, G.O., 5.250%, 6/1/16	130,100
100,000	Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13	108,919
1,110,000	Wayne County, MI, Public Improvements, Series A, G.O., 5.250%, 10/1/12	1,195,081
15,000	Wayne County, MI, Wayne Community College, G.O., (AMBAC Ins), 5.350%, 7/1/13	16,342
100,000	Wayne State University, MI, Revenue (FGIC Ins), 5.375%, 11/15/13	109,439
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$145,000	West Ottawa, MI, Public School District, Unrefunded, G.O., (FGIC Ins), 5.400%, 5/1/09	$151,425
60,000	West Ottawa, MI, Public School District, Unrefunded, G.O., (FGIC Ins), 5.600%, 5/1/11	62,903
75,000	Western Michigan University Refunding Revenue, (FGIC Ins), 5.000%, 11/15/11	78,598
550,000	Western Ottawa, MI, Public School District Refunding, G.O., Series A, 5.375%, 5/1/13	619,833
200,000	Western Township, MI, Utilities Refunding, G.O. Series A (MBIA Ins), 5.250%, 1/1/12	216,658
200,000	White Cloud, MI, Public Schools, G.O., 5.500%, 5/1/15	225,030
250,000	Whiteford, MI, Agricultural School District, G.O., 5.000%, 5/1/15	268,215
50,000	Woodhaven-Brownstown, MI, School District, G.O., 5.125%, 5/1/14	54,889
85,000	Wyandotte, MI, Electric Utility Refunding Revenue, (MBIA Ins), 5.375%, 10/1/13	91,786
60,000	Wyoming, MI, Public Improvements, G.O., (FGIC Ins), 5.250%, 5/1/11	64,655

Total Municipal Bonds (Cost $30,204,658)		30,771,092

Cash Equivalent -- 2.3%
740,535	Fidelity Institutional Tax-Exempt Fund	740,535

Total Cash Equivalent (Cost $740,535)		740,535

Total Investments (Cost $30,945,193) (a) -- 99.3%		31,511,627

Other Assets in Excess of Liabilities -- 0.7%		214,807

Net Assets -- 100.0%		$31,725,714

See Notes to Portfolio of Investments, page 52.

Huntington Mortgage Securities Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Mortgage Backed Agencies	85.1%
Real Estate Investment Trusts	8.9%
U.S. Government Agencies	4.3%
Cash[1]	3.1%
Liabilities in Excess of Other Assets	(1.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- 85.1%
Federal Home Loan Bank -- 1.5%
$1,242,896	Series Z2-2013, Class A, 4.800%, 2/25/13	$1,251,829

Federal Home Loan Mortgage Corporation -- 33.0%
1,594,108	Pool # A15284, 5.500%, 10/1/33	1,618,297
589,719	Pool # C00730, 6.000%, 3/1/29	606,413
210,210	Pool # C90237, 6.500%, 11/1/18	218,937
1,388,697	Pool # C90859, 5.500%, 10/1/24	1,418,095
1,738,010	Pool # G08005, 5.500%, 8/1/34	1,763,972
825,796	Pool # M80927, 5.000%, 7/1/11	837,031
1,998,092	Pool # M80977, 5.500%, 5/1/12	2,028,920
371,294	REMIC Series 2399, Class EC, 5.500%, 1/15/09	376,263
2,000,000	REMIC Series 2481, Class PE, 6.000%, 4/15/31	2,043,348
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	1,039,309
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,070,840
1,341,687	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,311,392
644,168	Series 1994-23, Class PK, 6.000%, 5/25/10	661,785
2,550,000	Series 2003-32, Class KB, 5.000%, 3/25/17	2,587,811
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	999,045
925,458	Series 2552, Class NM, 5.000%, 11/15/26	930,488
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,031,907
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	2,011,246
1,977,098	Series 2957, Class VB, 5.000%, 4/15/16	2,015,595
1,000,000	Series 2976, Class HP, 4.500%, 1/15/33	1,001,113

		26,571,807

U.S. Government Mortgage Backed Agencies -- (Continued)
Federal National Mortgage Association -- 46.3%
$1,464,549	Pool # 254442, 5.500%, 9/1/17	$1,504,896
833,216	Pool # 254486, 5.000%, 9/1/17	843,794
1,061,373	Pool # 254720, 4.500%, 5/1/18	1,057,642
1,108,746	Pool # 254759, 4.500%, 6/1/18	1,104,848
1,496,725	Pool # 254802, 4.500%, 7/1/18	1,491,464
1,156,738	Pool # 254831, 5.000%, 8/1/23	1,166,490
2,355,252	Pool # 254908, 5.000%, 9/1/23	2,375,109
2,144,904	Pool # 254911, 5.000%, 10/1/23	2,162,987
912,514	Pool # 255320, 5.000%, 7/1/24	920,155
1,972,252	Pool # 255711, 5.500%, 4/1/25	2,013,367
392,762	Pool # 602879, 6.000%, 11/1/31	403,298
940,618	Pool # 663808, 5.000%, 11/1/17	952,559
1,353,207	Pool # 684488, 5.000%, 12/1/17	1,370,385
1,466,125	Pool # 693256, 5.000%, 4/1/18	1,484,157
2,447,007	Pool # 729535, 5.500%, 7/1/33	2,483,491
2,293,571	Pool # 735224, 5.500%, 2/1/35	2,327,768
503,885	Pool # 748422, 6.000%, 8/1/33	516,944
2,270,602	Pool # 783793, 6.000%, 7/1/34	2,329,376
954,642	Pool # 806715, 5.500%, 1/1/35	968,558
900,267	Pool # 814261, 6.000%, 1/1/35	923,570
110,714	Pool # E65142, 6.500%, 7/1/11	115,192
1,191,624	Series 2003-38, Class TC, 5.000%, 3/25/23	1,206,767
1,265,580	Series 2004-21, Class NA, 5.500%, 4/25/34	1,269,003
2,000,000	Series 2004-45, Class NC, 5.500%, 11/25/28	2,048,038
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18, 4.500%, 3/25/18	2,112,561
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,025,035
1,091,000	Series 2847, Class NC, 4.000%, 1/15/24, 4.000%, 1/15/24	1,082,669

		37,260,123

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Government National Mortgage Association -- 4.3%
$2,699	Pool # 328651, 8.500%, 5/15/07	$2,821
3,299,509	Pool # 3637, 5.500%, 11/20/34	3,366,643
79,118	REMIC Series 2002-13, Class KC, 6.000%, 7/16/30	79,056

		3,448,520

Total U.S. Government Mortgage Backed Agencies (Cost $68,398,583)		68,532,279

Common Stocks -- 8.9%
Real Estate Investment Trusts -- 8.9%
4,700	Acadia Realty Trust	87,655
3,400	Alexandria Real Estate Equities, Inc.	249,730
5,000	American Campus Communities, Inc.	113,400
1,000	Avalonbay Communities, Inc.	80,800
3,400	Boston Properties, Inc.	238,000
7,000	Brandywine Realty Trust	214,550
2,000	Camden Property Trust	107,500
7,000	Capital Automotive Real Estate Investment Trust, Inc.	267,190
4,000	Catellus Development Corp.	131,200
6,000	CBL & Associates Properties, Inc.	258,420
4,200	CenterPoint Properties Corp.	177,660
5,000	Correctional Properties Trust	141,500
4,200	Developers Diversified Realty Corp.	193,032
5,000	Duke Realty Corp.	158,300
4,500	EastGroup Properties, Inc.	189,495
2,700	Equity Office Properties Trust	89,370
5,000	Equity Residential Properties Trust	184,100
3,000	Essex Property Trust, Inc.	249,180
2,100	General Growth Properties	86,289
800	Getty Realty Corp.	22,160
5,000	Health Care Property Investors, Inc.	135,200
3,500	Healthcare Realty Trust, Inc.	135,135
4,200	Heritage Property Investment	147,084
5,000	Home Properties, Inc.	215,100
4,600	Hospitality Properties Trust	202,722
Shares or Principal Amount		Value
Common Stocks -- (Continued)
Real Estate Investment Trusts -- (Continued)
3,800	Kimco Realty Corp.	$223,858
4,000	Mack-Cali Realty Corp.	181,200
3,700	Mills Corp.	224,923
1,000	New Plan Excel Realty Trust	27,170
2,500	Parkway Properties, Inc.	125,025
6,000	Pennsylvania Real Estate Investment Trust	285,000
4,000	ProLogis	160,960
3,200	Public Storage, Inc.	202,400
3,100	Regency Centers Corp.	177,320
2,500	Shurgard Storage Centers, Inc., Class A	114,900
3,400	Simon Property Group, Inc.	246,466
2,800	SL Green Realty Corp.	180,600
1,100	The Macerich Co.	73,755
5,900	United Dominion Realty Trust, Inc.	141,895
3,900	Ventas, Inc.	117,780
2,800	Vornado Realty Trust	225,120
5,000	Washington Real Estate Investment Trust	156,000
5,000	Weingarten Realty Investors	196,100

Total Common Stocks (Cost $4,479,157)		7,135,244

U.S. Government Agencies -- 4.3%
Federal Farm Credit Bank -- 1.2%
$1,000,000	3.100%, 7/15/05	998,759

Federal Home Loan Mortgage Corporation -- 1.9%
500,000	3.650%, 1/23/08	497,500
500,000	4.750%, 10/11/12	500,581
500,000	4.500%, 4/2/14	496,157

		1,494,238

Federal National Mortgage Association -- 1.2%
1,000,000	2.875%, 5/19/08	973,184

Total U.S. Government Agencies (Cost $3,488,097)		3,466,181

Cash Equivalent -- 3.1%
2,518,835	Huntington Money Market Fund, Interfund Shares*	2,518,835

Total Cash Equivalent (Cost $2,518,835)		2,518,835

Total Investments (Cost $78,884,672) (a) -- 101.4%		81,652,539

Liabilities in Excess of Other Assets -- (1.4)%		(1,162,137)

Net Assets -- 100.0%		$80,490,402

See Notes to Portfolio of Investments, page 52.

Huntington Ohio Tax-Free Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
General Obligations	34.1%
School Districts	15.9%
Facilities	11.7%
Water	10.9%
Higher Education	8.5%
Medical	8.2%
Power	2.8%
Utilities	2.3%
General Fund	1.7%
Transportation	1.4%
Pollution	1.1%
Education	0.4%
Cash	0.4%
Other Assets in Excess of Liabilities	0.6%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 99.0%
Ohio -- 99.0%
$500,000	Akron, OH, G.O., Series 2, 5.300%, 12/1/11	$525,505
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins), 5.250%, 12/1/18	77,435
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins), 5.250%, 12/1/17	371,086
150,000	Allen County, OH, Refunding, G.O., (AMBAC Ins), 5.250%, 12/1/15	167,211
375,000	Avon Lake, OH, Water System Revenue, Series A, (AMBAC Ins), 5.500%, 10/1/15	419,325
75,000	Avon Lake, OH, Water Systems Revenue, Series A, (AMBAC Ins), 5.600%, 10/1/19	84,226
500,000	Bay Village, OH, City School District, G.O., 5.250%, 12/1/16	549,170
140,000	Bay Village, OH, City School District, G.O., 5.375%, 12/1/18	154,190
500,000	Butler County, OH, G.O., (AMBAC Ins), 5.000%, 12/1/12	531,255
20,000	Butler County, OH, Sales Tax Revenue, (AMBAC Ins), 5.000%, 12/15/13	21,267
315,000	Butler County, OH, Transportation Improvement Revenue, Series A, 5.125%, 4/1/17	334,980
615,000	Canton, OH, City School District, (MBIA Ins), 0.000%, 12/1/13	445,285
$420,000	Canton, OH, School District, G.O., (MBIA Ins), 5.350%, 12/1/15	$467,548
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins), 5.250%, 12/1/19	222,408
75,000	Cincinnati, OH, City School District, G.O., (MBIA Ins), 5.000%, 12/1/08	80,092
465,000	Cincinnati, OH, Pension Funding Refunding, G.O., 5.750%, 12/1/16	521,181
150,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/12	161,904
525,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/15	561,577
150,000	Cincinnati, OH, Water System Revenue, 5.500%, 12/1/12	167,307
560,000	Cincinnati, OH, Water Systems Revenue, 5.000%, 12/1/10	611,956
205,000	Clermont County, OH, Refunding Revenue, Mercy Health System, Series B, (AMBAC Ins), 5.625%, 9/1/16	219,215
100,000	Cleveland Waterworks, Water Revenue, Series G, 5.500%, 1/1/13	111,083
150,000	Cleveland, OH, G.O., (FGIC Ins), 5.500%, 11/15/13	166,655
85,000	Cleveland, OH, G.O., (MBIA Ins) (Various Purposes), 5.500%, 12/1/13	96,712
$240,000	Cleveland, OH, Parking Facilities Refunding Revenue, (MBIA Ins), 5.375%, 9/15/12	$251,767
180,000	Cleveland, OH, Public Power System Refunding Revenue, Series 1, (MBIA Ins), 5.250%, 11/15/16	189,099
200,000	Cleveland, OH, Refunding Public Improvements, G.O., (MBIA Ins), 5.500%, 8/1/09	214,220
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins), 5.250%, 12/1/14	89,168
200,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.250%, 1/1/11	212,658
1,190,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.250%, 1/1/13	1,263,553
1,250,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.000%, 1/1/16	1,317,362
115,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.000%, 1/1/17	120,858
100,000	Columbus State Community College, University & College Improvements Revenue, (AMBAC Ins), 5.500%, 12/1/10	107,043
1,100,000	Columbus, OH, Police/Fireman Disability, G.O., 5.000%, 7/15/13	1,169,266
160,000	Columbus, OH, Public Improvements, Series 1, G.O., 5.500%, 11/15/09	176,358
60,000	Columbus, OH, Series A, G.O., 5.000%, 6/15/13	66,808
53,600	Columbus, OH, Special Assessment, 5.700%, 7/15/06	54,766
50,000	Columbus, OH, University & College Improvements Revenue, (AMBAC Ins), 6.000%, 12/1/08	54,245
745,000	Crawford County, OH, Refunding, G.O., (AMBAC Ins), 4.750%, 12/1/19	785,319
370,000	Cuyahoga County, OH, Correctional Facilities Improvements, G.O., 5.000%, 12/1/17	404,521
100,000	Cuyahoga County, OH, Hospital Refunding Revenue, Series B, (MBIA Ins), 5.500%, 1/15/16	103,314
500,000	Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I, 5.250%, 1/1/13	533,665
$265,000	Cuyahoga County, OH, Port Authority Revenue, (AMBAC Ins), 4.000%, 8/1/12	$276,777
500,000	Dayton, OH, G.O., (MBIA Ins), 5.000%, 12/1/12	534,105
435,000	Delaware County, OH, G.O., 5.000%, 12/1/18	468,678
250,000	Dover, OH, Municipal Electric System Revenue, (FGIC Ins), 5.500%, 12/1/07	255,288
50,000	Dublin, OH, City School District Refunding, G.O., (MBIA Ins), 5.000%, 12/1/19	52,706
205,000	Dublin, OH, Various Purposes, G.O., Series A, 6.000%, 12/1/15	234,247
125,000	East Liverpool, OH, City Hospital Revenue, Series B, (FSA Ins), 4.750%, 10/1/13	130,108
500,000	Euclid, OH, G.O., 5.450%, 12/1/08	515,075
500,000	Euclid, OH, G.O., 5.000%, 12/1/12	533,605
115,000	Fairfield County, OH, Local School District, G.O., (FSA Ins), 5.000%, 12/1/12	127,426
205,000	Fairlawn, OH, G.O., 5.750%, 12/1/13	207,538
500,000	Franklin County, OH, Hospital Facility Authority Refunding Revenue, 5.800%, 11/1/10	524,830
125,000	Franklin County, OH, Public Improvements, G.O., 5.500%, 12/1/14	130,756
200,000	Franklin County, OH, Refunding, G.O., 5.375%, 12/1/20	217,164
100,000	Girard, OH, Local School District, G.O., (AMBAC Ins), 5.850%, 12/1/19	112,237
75,000	Goshen, OH, Local School District, G.O., 5.500%, 12/1/18	82,945
260,000	Hamilton County, OH, Sales Tax Revenue, Series B, (AMBAC Ins), 5.750%, 12/1/12	291,910
500,000	Hamilton County, OH, Sales Tax Revenue, Series B, (AMBAC Ins), 5.750%, 12/1/17	561,200
250,000	Hancock County, OH, Public Improvements, G.O., 5.450%, 12/1/17	265,015
315,000	Hancock County, OH, Refunding & Improvement Revenue, G.O., 5.200%, 12/1/08	321,237
$250,000	Hudson City, OH, Recreational Facilities Improvements, G.O., 5.000%, 12/1/14	$268,880
50,000	Kent State University, OH, General Receipts, Series A, (AMBAC Ins), 5.000%, 5/1/18	52,160
500,000	Kent State University, OH, Revenue, (MBIA Ins), 5.300%, 5/1/10	525,165
230,000	Kettering, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/16	252,811
285,000	Lakewood, OH, City School District, G.O., (FSA Ins), 5.000%, 12/1/18	310,250
50,000	Lakewood, OH, Public Improvements, G.O., 4.750%, 12/1/12	53,823
250,000	Lakota, OH, Local School District, G.O., (FGIC Ins), 5.050%, 12/1/13	267,203
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins), 5.375%, 12/1/14	112,562
150,000	London, OH, City School District, G.O., 5.500%, 12/1/14	167,891
300,000	Lorain County, Hospital Revenue, Series B, (MBIA Ins), 5.625%, 9/1/14	321,129
500,000	Lorain County, OH, Revenue, Catholic Healthcare Partners, Series B, (MBIA Ins), 6.000%, 9/1/08	540,950
100,000	Lorain, OH, Water Authority Revenue, (AMBAC Ins), 5.100%, 10/1/09	108,291
500,000	Lucas County, OH, G.O., 5.400%, 12/1/15	515,245
50,000	Lucas County, OH, G.O., (AMBAC Ins), 5.375%, 12/1/11	52,691
810,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins), 5.000%, 11/15/11	882,065
205,000	Lucas County, OH, Juvenile Justice, G.O., (FGIC Ins), 5.750%, 11/15/11	216,605
50,000	Mahoning County, OH, Hospital Facilities Revenue, Series A, (MBIA Ins), 5.000%, 11/15/17	52,589
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins), 5.200%, 12/1/14	546,160
100,000	Mansfield, OH, City School District, G.O., (MBIA Ins) (Various), 5.350%, 12/1/14	108,829
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins), 5.250%, 12/1/16	1,123,089
500,000	Mason, OH, City School District, G.O., 5.150%, 12/1/12	541,715
$175,000	Medina, OH, City School District, G.O., (FGIC Ins), 4.850%, 12/1/10	$188,405
70,000	Medina, OH, City School District, G.O., (FGIC Ins), 5.125%, 12/1/19	76,151
300,000	Mentor, OH, Public Improvements, G.O., 5.250%, 12/1/10	315,120
250,000	Miami County, OH, G.O., 4.875%, 12/1/10	265,315
200,000	Middleburg Heights, OH, Hospital Refunding Revenue, Southwest General Health Center, 5.625%, 8/15/15	217,422
50,000	Middleburg Heights, OH, Public Improvements Refunding, G.O., 4.300%, 12/1/10	52,340
50,000	Montgomery County, OH, Cathlolic Health Revenue, 5.500%, 9/1/14	55,025
100,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/11	111,026
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	55,295
100,000	Montgomery County, OH, Solid Waste Revenue, (MBIA Ins), 5.500%, 11/1/10	102,861
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins), 5.375%, 11/15/16	278,963
100,000	Muskingum County, OH, Hospital Facilities Refunding Revenue, Bethesda Hospital Association, (Connie Lee Ins), 5.400%, 12/1/16	105,088
250,000	Muskingum County, OH, Refunding & Improvement Revenue, Bethesda Care System, (Connie Lee Ins), 5.350%, 12/1/07	263,583
110,000	New Albany, OH, Plain Local School District, G.O., (FSA Ins), 4.000%, 12/1/12	114,725
100,000	North Olmsted, OH, Public Improvements Refunding, G.O., (FGIC Ins), 5.250%, 12/1/11	110,021
100,000	North Olmsted, OH, Public Improvements Refunding, G.O., (FGIC Ins), 5.500%, 12/1/12	110,938
100,000	North Olmsted, OH, Public Improvements, G.O., (AMBAC Ins), 5.000%, 12/1/16	105,483
$400,000	Northeast, OH, Regional Sewer District Refunding Revenue (AMBAC Ins), 5.500%, 11/15/12	$407,908
235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	244,499
250,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	260,178
300,000	Norwalk, OH, Refunding, G.O., 5.900%, 4/1/15	312,570
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins), 5.000%, 2/15/17	1,095,830
330,000	Ohio State Building Authority Arts & Sports Projects Revenue, Series A, (MBIA Ins), 5.000%, 10/1/10	359,409
1,500,000	Ohio State Building Authority Facilities Revenue, Administration Building, Series A, 5.250%, 10/1/11	1,647,734
520,000	Ohio State Building Authority Facilities Revenue, Administration Building, Series A, 5.375%, 10/1/14	565,712
170,000	Ohio State Building Authority Refunding Revenue, Series A, 5.250%, 6/1/10	186,745
65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins), 5.500%, 4/1/15	73,111
70,000	Ohio State Building Authority Sports Facilities Revenue, (FSA Ins), 5.200%, 10/1/09	74,913
300,000	Ohio State Building Authority Sports Facilities Revenue, (FSA Ins), 5.375%, 10/1/11	321,102
75,000	Ohio State Building Authority Sports Facilities Revenue, Series A, 5.250%, 10/1/13	81,368
300,000	Ohio State Building Authority State Facilities Revenue, Administration Building, Series A, 5.375%, 10/1/13	331,029
400,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/09	439,484
200,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/13	221,672
135,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional,Series A, 5.500%, 10/1/15	149,629
$300,000	Ohio State Building Authority State Facilities Revenue, Juvenile Correctional, 5.250%, 10/1/10	$325,692
545,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/11	614,340
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/12	554,180
100,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/15	111,527
60,000	Ohio State Building Authority, Refunding Revenue, Series A, (FGIC Ins), 5.000%, 4/1/11	65,682
150,000	Ohio State Building Authority, State Facilities Revenue, Series A, 5.000%, 4/1/16	163,533
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	151,470
200,000	Ohio State Higher Education Capital Facilities, G.O., Series B, 5.625%, 5/1/15	222,816
190,000	Ohio State Higher Education Capital Facilities, G.O., Series II-A, 5.500%, 12/1/09	209,448
100,000	Ohio State Higher Education Facilities Revenue, (AMBAC Ins), 5.200%, 12/1/10	106,280
1,000,000	Ohio State Higher Education Facilities Revenue, Case Western Reserve University, 5.000%, 10/1/11	1,054,930
700,000	Ohio State Higher Education, Capital Facilities, G.O., Series A, 5.375%, 2/1/15	772,954
335,000	Ohio State Higher Education, G.O., Series A, 5.000%, 5/1/09	359,623
300,000	Ohio State Higher Educational Facilities Revenue, Xavier University, (MBIA Ins), 5.350%, 5/15/12	318,204
500,000	Ohio State Highway Capital Improvements, Series I, G.O., 4.000%, 5/1/12	520,890
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	26,749
400,000	Ohio State Infrastructure Improvement Refunding, G.O., Series R, 5.250%, 8/1/12	429,600
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins), 5.000%, 12/1/17	164,195
$100,000	Ohio State Turnpike Commission Revenue, Series B, (FGIC Ins), 5.250%, 2/15/12	$107,137
500,000	Ohio State University General Receipts Revenue, Series A, 5.100%, 12/1/10	542,845
100,000	Ohio State University General Receipts Revenue, Series A, 5.125%, 12/1/11	108,800
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	33,300
170,000	Ohio State Water Development Authority Revenue, (AMBAC Ins), 6.000%, 12/1/08	170,675
100,000	Ohio State Water Development Authority Revenue, (MBIA Ins), 5.000%, 12/1/09	106,131
150,000	Ohio State Water Development Authority Revenue, Fresh Water Series, (FSA Ins), 5.250%, 12/1/10	160,817
445,000	Ohio State Water Development Authority Revenue, Public Improvements, (FSA Ins), 5.000%, 6/1/14	476,720
210,000	Ohio State Water Development Authority, Community Assistance, (AMBAC Ins), 5.250%, 12/1/17	224,677
350,000	Ohio State Water Development Authority, Pollution Control Revenue, 5.000%, 6/1/13	389,025
250,000	Plain, OH, Local School District, G.O., (FGIC Ins), 5.700%, 12/1/14	283,655
60,000	Plain, OH, Local School District, G.O., (FGIC Ins), 5.500%, 12/1/18	67,066
55,000	Portage County, OH, Hospital Revenue, (MBIA Ins), 5.800%, 11/15/15	56,662
100,000	Portage County, OH, Public Improvements, G.O., (MBIA Ins), 5.250%, 12/1/17	106,989
100,000	River Valley, OH, Local School District, G.O., (FSA Ins), 5.250%, 11/1/16	110,072
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins), 5.000%, 12/1/17	1,134,483
200,000	Sidney, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/12	219,708
500,000	Springboro, OH, Community School District Refunding, G.O., (AMBAC Ins), 5.250%, 12/1/16	520,965
1,000,000	Springfield, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/17	1,087,490
$130,000	Springfield, OH, G.O., (FGIC Ins), 5.500%, 12/1/17	$142,645
250,000	Stow, OH, Public Improvements, G.O., (MBIA Ins), 6.150%, 12/1/15	258,490
145,000	Strasburg Franklin, OH, Local School District, G.O., (AMBAC Ins), 4.000%, 12/1/14	150,526
55,000	Strongsville, OH, G.O., 6.700%, 12/1/11	58,907
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins), 5.000%, 12/1/15	351,575
235,000	Swanton, OH, Local School Disctrict, School Improvement, G.O., (FGIC Ins), 4.900%, 12/1/15	254,754
500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, G.O., (FGIC Ins), 5.150%, 12/1/14	540,785
315,000	Toledo, OH, Sewer System Revenue, 5.250%, 11/15/13	345,883
500,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	557,275
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins), 5.125%, 12/1/13	390,537
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins), 5.500%, 12/1/17	729,513
100,000	University of Akron, OH, General Receipts Revenue, (AMBAC Ins), 5.125%, 1/1/11	105,144
1,000,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins), 5.000%, 6/1/15	1,119,260
500,000	University of Cincinnati, OH, Certificate Participation, University Center Project, (MBIA Ins), 5.100%, 6/1/11	551,280
100,000	University of Cincinnati, OH, General Receipts Revenue, Series W, 5.650%, 6/1/11	103,514
175,000	Warren County, OH, Sewer Improvement, P&G Co./Lower Miami, G.O., 5.250%, 12/1/08	178,679
185,000	Warren County, OH, Sewer Improvement, P&G Co./Lower Miami, G.O., 5.350%, 12/1/09	188,963
$200,000	Warren County, OH, Water Improvement, The P&G Project, G.O., 5.250%, 12/1/07	$204,204
50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins), 5.000%, 12/1/15	55,007
500,000	Westlake, OH, Refunding & Improvement, G.O., 5.350%, 12/1/10	543,770
165,000	Whitehall, OH, Public Improvements, G.O., (AMBAC Ins), 4.950%, 12/1/10	174,214
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$100,000	Worthington, OH, City School District Refunding, G.O., (FGIC Ins), 5.000%, 12/1/09	$107,122

Total Municipal Bonds (Cost $54,372,060)		55,537,544

Cash Equivalent -- 0.4%
228,978	Fidelity Institutional Tax-Exempt Fund	228,978

Total Cash Equivalent (Cost $228,978)		228,978

Total Investments (Cost $54,601,038) (a) -- 99.4%		55,766,522

Other Assets in Excess of Liabilities -- 0.6%		317,895

Net Assets -- 100.0%		$56,084,417

See Notes to Portfolio of Investments, page 52.

Huntington Short/Intermediate Fixed Income Securities Fund

June 30, 2005

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Bonds	60.8%
U.S. Government Agencies	36.9%
Cash[1]	1.5%
Other Assets in Excess of Liabilities	0.8%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (unaudited)

Principal Amount		Value
Corporate Bonds -- 60.8%
Agricultural Services -- 1.4%
$2,000,000	Monsanto Co., 4.000%, 5/15/08	$1,990,710

Banks -- 5.8%
3,000,000	KeyCorp., 4.700%, 5/21/09	3,047,496
2,659,091	Marshall & Ilsley Bank, 2.900%, 8/18/09	2,581,313
3,000,000	National City Bank, 4.250%, 1/29/10	2,998,785

		8,627,594

Chemicals -- 2.1%
3,000,000	Chevron Phillips Chemical Co., 5.375%, 6/15/07	3,057,888

Consumer Discretionary -- 1.8%
1,495,000	Harman International Industries, Inc., 7.125%, 2/15/07	1,552,771
1,000,000	Viacom, Inc., 5.625%, 5/1/07	1,021,058

		2,573,829

Consumer Products -- 4.6%
2,000,000	Costco Wholesale Corp., 5.500%, 3/15/07	2,043,328
3,000,000	Earthgrains Co., 6.500%, 4/15/09	3,233,700
1,500,000	Fortune Brands, Inc., 2.875%, 12/1/06	1,470,608

		6,747,636

Electrical Services -- 4.1%
2,000,000	Alabama Power Co., 3.125%, 5/1/08	1,947,048
1,000,000	Baltimore Gas & Electric, 5.250%, 12/15/06	1,015,003
3,000,000	Virginia Electric & Power, 5.750%, 3/31/06	3,038,121

		6,000,172

Financial Services -- 10.6%
3,000,000	AIG International Lease Finance Corp., 4.500%, 5/1/08	3,011,925
2,000,000	Bear Stearns Co., 3.000%, 3/30/06	1,987,194
2,000,000	Caterpillar Financial Services Corp., 3.670%, 10/4/07	1,972,012
3,000,000	Countrywide Home Loan, 3.250%, 5/21/08	2,912,889
1,000,000	Ford Motor Credit Co., 6.500%, 1/25/07	1,007,178
2,000,000	Ford Motor Credit Co., 4.950%, 1/15/08	1,907,842
Corporate Bonds -- (Continued)
Financial Services -- (Continued)
$1,000,000	General Motors Acceptance Corp., 6.750%, 1/15/06	$1,007,890
2,000,000	MBIA Global Funding LLC, 2.875%, 11/30/06 (c)	1,961,454

		15,768,384

Insurance -- 2.2%
2,100,000	Metlife, Inc., 5.250%, 12/1/06	2,133,623
1,000,000	Prudential Financial, 6.375%, 7/23/06 (c)	1,023,188

		3,156,811

Miscellaneous Business Services -- 2.1%
3,000,000	Rockwell International Corp., 6.150%, 1/15/08	3,127,359

Oil & Gas Exploration Services -- 1.4%
2,000,000	Burlington Resources, Inc., 5.600%, 12/1/06	2,031,176

Personal Credit Institutions -- 4.0%
3,000,000	General Electric Capital Corp., 3.750%, 12/15/09	2,946,159
3,000,000	HSBC Finance Corp., 4.800%, 6/15/10	2,976,771

		5,922,930

Petroleum Refining -- 2.7%
2,000,000	Anadarko Petroleum Corp., 3.250%, 5/1/08	1,946,856
2,000,000	Marathon Oil, 5.375%, 6/1/07	2,039,728

		3,986,584

Printing & Publishing -- 0.7%
1,000,000	Knight-Ridder, Inc., 6.300%, 12/15/05	1,008,397

Railroad Transportation -- 2.0%
3,000,000	Union Pacific Corp., 3.875%, 2/15/09	2,952,780

Real Estate Investment Trusts -- 2.7%
2,000,000	Amb Property L.P., 7.200%, 12/15/05	2,027,704
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,973,174

		4,000,878

Residential Building Construction -- 2.1%
3,000,000	Centex Corp., 4.750%, 1/15/08	3,017,985

Corporate Bonds -- (Continued)
Retail -- 4.9%
$3,000,000	CVS Corp., 3.875%, 11/1/07	$2,985,516
1,000,000	Nordstrom, Inc., 5.625%, 1/15/09	1,039,854
3,000,000	Tandy Corp., 6.950%, 9/1/07	3,117,324

		7,142,694

Security Brokers & Dealers -- 1.4%
2,000,000	Merrill Lynch & Co., 4.250%, 2/8/10	1,995,036

Telephone Communication -- 3.5%
1,000,000	Bell Atlantic Financial, 7.600%, 3/15/07	1,053,728
3,000,000	Bellsouth Corp., 4.200%, 9/15/09	2,989,356
1,000,000	GTE North, Inc., 5.650%, 11/15/08	1,030,948

		5,074,032

Tools & Accessories -- 0.7%
1,000,000	Stanley Works, 3.500%, 11/1/07	986,307

Total Corporate Bonds (Cost $90,292,285)		89,169,182

U.S. Government Agencies -- 36.9%
Federal Farm Credit Bank -- 1.4%
2,000,000	3.100%, 7/15/05	1,997,518

Federal Home Loan Bank -- 16.5%
2,500,000	6.875%, 8/15/05	2,510,400
3,000,000	2.000%, 12/9/05	2,980,005
2,000,000	2.200%, 12/30/05	1,985,252
2,000,000	2.950%, 9/14/06	1,980,148
3,000,000	3.600%, 2/23/07	2,988,420
1,000,000	3.300%, 9/14/07	989,075
3,000,000	3.850%, 1/30/08	2,994,395
2,000,000	3.375%, 2/15/08	1,973,756
1,000,000	3.500%, 3/24/08	990,334
1,500,000	3.500%, 4/28/08	1,484,720
1,000,000	3.500%, 12/26/08	984,218
2,500,000	3.875%, 8/14/09	2,489,453

		24,350,176

Principal Amount or Shares		Value
U.S. Government Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- 12.9%
$5,000,000	5.250%, 1/15/06	$5,037,815
2,000,000	3.050%, 1/19/07	1,977,602
1,000,000	4.260%, 7/19/07	1,006,810
3,000,000	3.500%, 4/1/08	2,968,449
2,000,000	3.650%, 5/7/08	1,983,790
3,000,000	3.600%, 5/22/08	2,975,097
1,000,000	3.875%, 1/12/09	991,337
2,000,000	4.250%, 2/24/10	1,997,968

		18,938,868

Federal National Mortgage Association -- 6.1%
2,000,000	2.650%, 2/23/07	1,963,112
2,000,000	3.050%, 4/20/07	1,973,482
2,000,000	3.750%, 9/15/08	1,982,494
2,000,000	3.625%, 3/16/09	1,978,484
1,000,000	3.850%, 4/14/09	996,763

		8,894,335

Total U.S. Government Agencies (Cost $54,487,365)		54,180,897

Cash Equivalent -- 1.5%
2,151,748	Huntington Money Market Fund, Interfund Shares*	2,151,748

Total Cash Equivalent (Cost $2,151,748)		2,151,748

Total Investments (Cost $146,931,398) (a) -- 99.2%		145,501,827

Other Assets in Excess of Liabilities -- 0.8%		1,236,498

Net Assets -- 100.0%		$146,738,325

See Notes to Portfolio of Investments, page 52.

(See notes which are an integral part of the Financial Statements)

Notes to Portfolio of Investments

(a) See Notes to Financial Statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

(c) Rule 144A, Section 4(2) or other security, which is restricted to institutional investors.

(d) All or part of the security was on loan as of June 30, 2005.

* Affiliated

** Variable Rate Demand Notes--rates disclosed in effect at June 30, 2005

*** Variable Rate Demand Notes--rates disclosed in effect at June 22, 2005

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR -- American Depositary Receipt	FSA -- Financial Security Assurance
AMBAC -- American Municipal Bond Assurance Corporation	GO -- General Obligation
AMEX -- American Stock Exchange	LOC -- Letter of Credit
BAN -- Bank Anticipation Notes	MBIA -- Municipal Bond Insurance Association
EAFE -- Europe Australasia Far East	MSCI -- Morgan Stanley Capital International
EMU -- European Monetary Union	REMIC -- Real Estate Mortgage Investment Conduit
FGIC -- Financial Guaranty Insurance Corporation	S&P -- Standard & Poor's
FNMA -- Federal National Mortgage Association	SPDR -- Standard & Poor's Depository Receipt

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	Huntington Florida Tax-Free Money Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund
Assets:
Investments, at value*	$23,371,688	$684,005,954	$162,597,299
Investments in affiliates of securities, at value	--	--	--

Total Investments	23,371,688	684,005,954	162,597,299

Investments in repurchase agreements, at cost	--	56,488,900	--
Cash	--	25,445	20,942
Foreign currencies, at value (cost $0; $0; $0; $0; $0; $0; $0; $106,514 and $0)	--	--	--
Income receivable	94,876	30,641	740,038
Receivable for investments sold	1,831,375	--	--
Receivable for shares sold	--	--	--
Tax reclaims receivable	--	--	--
Prepaid expenses and other assets	2,665	7,801	2,870

Total assets	25,300,604	740,558,741	163,361,149

Liabilities:
Options written, at value (premiums received $0; $0; $0; $0; $19,599; $0; $3,167,910; $0 and $0)	--	--	--
Income distribution payable	29,152	1,235,555	195,002
Payable for investments purchased	1,035,195	--	--
Payable for shares redeemed	--	--	--
Payable for return of collateral received for securities on loan	--	--	--
Accrued expenses and other payables
Investment adviser fees	6,472	161,746	40,506
Administration fees	1,834	48,008	11,477
Sub-Administration fees	1,079	28,240	6,751
Custodian fees	561	14,684	3,510
Portfolio accounting fees	10,019	70,160	28,881
Distribution fees	6,132	178,068	53,630
Trustees' fees	100	3,164	585
Other	4,020	97,880	26,941

Total liabilities	1,094,564	1,837,505	367,283

Net Assets	$24,206,040	$738,721,236	$162,993,866

Net Assets Consist of:
Paid in capital	$24,213,616	$739,216,196	$163,026,187
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liablilities in foreign currency	--	--	--
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(7,578)	(494,960)	(32,321)
Accumulated net investment income (loss)	2	--	--

Total Net Assets	$24,206,040	$738,721,236	$162,993,866

Trust Shares	$17,796,459	$485,000,649	$67,224,024

Investment A Shares	$6,409,581	$219,511,525	$95,769,842

Investment B Shares	--	57,230	--

Interfund Shares	--	34,151,832	--

Shares Outstanding:
Trust Shares	17,800,248	485,495,143	67,233,122

Investment A Shares	6,412,097	219,494,122	95,785,594

Investment B Shares	--	57,434	--

Interfund Shares	--	34,174,557	--

Net Asset Value, Redemption Price and Offering Price Per Share:
Net Asset Value and Redemption Price Per Share
Trust Shares	$1.00	$1.00	$1.00

Investment A Shares	$1.00	$1.00	$1.00

Investment B Shares	--	$1.00	--

Interfund Shares	--	$1.00	--

Offering Price Per Share (100%/(100%--maximum sales charge) of net asset value adjusted to the nearest cent):
Trust Shares	$1.00	$1.00	$1.00

Investment A Shares	$1.00	$1.00	$1.00

Investment B Shares (1)	--	$1.00	--

Interfund Shares	--	$1.00	--

Maximum Sales Charge--Investment A Shares	--	--	--

Investments, at cost	$23,371,688	$684,005,954	$162,597,299

* Includes securities on loan of $0; $0; $0; $0; $2,738,024; $924,900; $5,724,767; $0; and $0.

(1) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$333,758,747	$126,895,915	$257,864,045	$228,199,740	$147,274,889	$25,320,128
--	2,674,271	8,035,515	1,619,717	--	76,683

333,758,747	129,570,186	265,899,560	229,819,457	147,274,889	25,396,811

213,138,100	--	--	--	9,617,000	--
64	--	--	4	396	270
--	--	--	--	106,209	--
48,662	502,941	348,342	490,977	210,546	23,521
--	--	--	--	922,498	--
--	79,492	75,804	65,074	434,784	34,061
--	--	--	--	88,437	--
6,947	6,344	4,001	3,308	6,920	10,363

546,952,520	130,158,963	266,327,707	230,378,820	158,661,679	25,465,026

--	25,000	--	4,393,560	--	--
949,447	--	--	--	--	--
--	146,805	--	--	4,896,479	--
--	43,254	16,170	9,441	120	400
--	3,236,525	945,000	5,847,350	--	--

89,311	77,436	131,459	108,479	124,386	15,975
37,958	8,776	18,624	15,368	10,573	1,806

22,328	5,163	10,955	9,040	6,219	1,062

11,610	2,684	5,696	4,701	1,295	552

35,253	20,418	25,307	16,919	6,762	1,816

120,532	38,280	60,788	51,870	31,960	6,349

1,149	585	1,074	951	539	123
43,536	16,220	40,277	32,673	19,916	3,253

1,311,124	3,621,146	1,255,350	10,490,352	5,098,249	31,336

$545,641,396	$126,537,817	$265,072,357	$219,888,468	$153,563,430	$25,433,690

$545,645,029	$116,866,281	$139,345,950	$148,053,704	$122,711,505	$24,267,324
--	4,062,300	111,066,358	57,828,732	29,485,443	1,221,997
(3,634)	5,387,248	14,541,643	13,940,157	413,045	(50,280)
1	221,988	118,406	65,875	953,437	(5,351)

$545,641,396	$126,537,817	$265,072,357	$219,888,468	$153,563,430	$25,433,690

$500,838,205	$99,164,085	$248,051,265	$205,088,186	$151,207,565	$22,660,775

$44,803,191	$9,258,330	$10,700,630	$6,063,557	$1,370,036	$1,451,657

--	$18,115,402	$6,320,462	$8,736,725	$985,829	$1,321,258

--	--	--	--	--	--

500,812,044	8,649,727	6,086,673	6,159,525	14,144,121	2,124,746

44,835,414	807,589	265,631	182,079	128,692	136,519

--	1,583,202	161,432	263,260	94,295	124,607

--	--	--	--	--	--

$1.00	$11.46	$40.75	$33.30	$10.69	$10.67

$1.00	$11.46	$40.28	$33.30	$10.65	$10.63

--	$11.44	$39.15	$33.19	$10.45	$10.60

--	--	--	--	--	--

$1.00	$11.46	$40.75	$33.30	$10.69	$10.67

$1.00	$12.16	$42.74	$35.33	$11.30	$11.28

--	$11.44	$39.15	$33.19	$10.45	$10.60

--	--	--	--	--	--

--	5.75%	5.75%	5.75%	5.75%	5.75%

$333,758,747	$125,502,485	$154,833,202	$170,765,075	$117,815,221	$24,174,814

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Rotating Markets Fund	Huntington Situs Small Cap Fund
Assets:
Investments, at value*	$151,255,688	$75,748,478	$27,152,770	$71,816,910
Investments in affiliates of securities, at value	4,168,658	990,751	375,852	1,253,237

Total Investments	155,424,346	76,739,229	27,528,622	73,070,147

Cash	--	46,978	--	--
Foreign currencies, at value (cost $0; $0; $0; $958; $0; $0; $0; $0; $0 and $0)	--	--	--	958
Income receivable	128,566	36,634	14,132	52,972
Receivable for shares sold	734,009	17,069	8,871	394,784
Prepaid expenses and other assets	6,683	4,039	5,127	1,639

Total assets	156,293,604	76,843,949	27,556,752	73,520,500

Liabilities:
Options written, at value (premiums received $0; $0; $0; $0; $0; $0; $0; $21,737; $0 and $0)	--	--	--	--
Income distributions payable	--	--	--	--
Payable for investments purchased	--	--	--	--
Payable for shares redeemed	957	51,702	28	649
Payable for return of collateral received for securities on loan	2,950,500	1,723,000	--	2,497,475
Accrued expenses and other payables
Investment adviser fees	93,306	51,747	11,336	42,325
Administration fees	10,575	5,175	1,927	4,797
Sub-Administration fees	6,221	3,044	1,134	2,822
Custodian fees	3,234	1,583	589	1,467
Portfolio accounting fees	12,346	5,273	2,210	3,240
Distribution fees	36,530	17,525	6,023	15,859
Trustees' fees	642	301	120	280
Other	20,648	9,609	3,624	19,612

Total liabilities	3,134,959	1,868,959	26,991	2,588,526

Net Assets	$153,158,645	$74,974,990	$27,529,761	$70,931,974

Net Assets Consist of:
Paid in capital	$102,797,896	$55,291,828	$25,001,859	$49,681,261
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	50,073,589	18,037,640	3,933,505	19,454,552
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	153,078	1,738,387	(1,355,090)	1,915,415
Accumulated net investment income (loss)	134,082	(92,865)	(50,513)	(119,254)

Total Net Assets	$153,158,645	$74,974,990	$27,529,761	$70,931,974

Trust Shares	$141,282,372	$69,156,197	$25,780,823	$65,951,382

Investment A Shares	$3,928,495	$2,846,356	$1,748,938	$2,747,423

Investment B Shares	$7,947,778	$2,972,437	--	$2,233,169

Shares Outstanding:
Trust Shares	9,725,708	4,715,908	2,483,088	3,657,442

Investment A Shares	273,637	195,953	169,583	153,384

Investment B Shares	565,010	209,325	--	126,458

Net Asset Value, Redemption Price and Offering Price Per Share:
Net Asset Value and Redemption Price Per Share
Trust Shares	$14.53	$14.66	$10.38	$18.03

Investment A Shares	$14.36	$14.53	$10.31	$17.91

Investment B Shares	$14.07	$14.20	--	$17.66

Offering Price Per Share (100%/(100%--maximum sales charge) of net asset value adjusted to the nearest cent):
Trust Shares	$14.53	$14.66	$10.38	$18.03

Investment A Shares	$15.24	$15.42	$10.47	$19.00

Investment B Shares (1)	$14.07	$14.20	--	$17.66

Maximum Sales Charge--Investment A Shares	5.75%	5.75%	1.50%	5.75%

Investments, at cost	$105,350,757	$58,701,589	$23,595,117	$53,615,099

* Includes securities on loan of $2,886,390; $1,534,688; $0; $2,445,748; $0; $0; $0; $0; $0 and $0.

(1) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$165,912,112	$109,285,088	$31,511,627	$79,133,704	$55,766,522	$143,350,079
2,757,130	1,913,496	--	2,518,835	--	2,151,748

168,669,242	111,198,584	31,511,627	81,652,539	55,766,522	145,501,827

30	--	--	--	--	--
--	--	--	--	--	--
2,360,212	939,372	297,796	337,694	479,590	1,653,307
178,775	138,457	5,690	--	11,424	51,013
3,126	1,965	3,463	1,941	2,961	2,825

171,211,385	112,278,378	31,818,576	81,992,174	56,260,497	147,208,972

--	--	--	24,550	--	--
492,122	324,541	52,733	--	115,940	324,377
--	994,375	--	994,375	--	--
4,810	1,347	3,020	406,251	380	37
--	--	--	--	--	--

69,332	45,277	13,317	33,082	23,408	60,959
11,787	7,697	2,170	5,624	3,979	10,363
6,933	4,528	1,276	3,308	2,341	6,096
3,605	2,354	664	1,720	1,217	3,170
10,951	10,540	7,220	5,439	6,897	9,686
36,979	23,770	7,880	17,239	13,504	31,183
719	460	126	333	246	686
27,906	16,997	4,456	9,851	8,168	24,090

665,144	1,431,886	92,862	1,501,772	176,080	470,647

$170,546,241	$110,846,492	$31,725,714	$80,490,402	$56,084,417	$146,738,325

$164,921,106	$109,702,079	$31,033,538	$77,528,408	$54,320,673	$150,187,856
5,142,054	1,158,352	566,434	2,765,054	1,165,484	(1,429,571)
493,056	17,992	125,742	87,070	598,260	(2,018,901)
(9,975)	(31,931)	--	109,870	--	(1,059)

$170,546,241	$110,846,492	$31,725,714	$80,490,402	$56,084,417	$146,738,325

$165,415,040	$106,198,201	$25,749,781	$78,361,272	$50,845,613	$143,022,184

$1,887,754	$4,089,956	$5,306,353	$1,408,961	$3,566,297	$3,716,141

$3,243,447	$558,335	$669,580	$720,169	$1,672,507	--

7,734,273	10,109,692	2,399,197	8,673,607	2,375,071	7,372,362

88,281	389,379	494,379	155,143	166,684	191,513

151,885	53,126	62,413	79,708	78,170	--

$21.39	$10.50	$10.73	$9.03	$21.41	$19.40

$21.38	$10.50	$10.73	$9.08	$21.40	$19.40

$21.35	$10.51	$10.73	$9.04	$21.40	--

$21.39	$10.50	$10.73	$9.03	$21.41	$19.40

$22.45	$11.02	$11.27	$9.53	$22.47	$19.70

$21.35	$10.51	$10.73	$9.04	$21.40	--

4.75%	4.75%	4.75%	4.75%	4.75%	1.50%

$163,527,188	$110,040,232	$30,945,193	$78,884,672	$54,601,038	$146,931,398

Statements of Operations

Six Months Ended June 30, 2005 (unaudited)

	Huntington Florida Tax-Free Money Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund
Investment Income:
Dividend income	$6,287	$60,657	$34,416
Dividend income from affiliated securities	--	--	--
Interest income	287,541	8,870,411	1,793,949
Income from securities lending	--	--	--

Total investment income	293,828	8,931,068	1,828,365

Expenses:
Investment adviser fees	41,160	951,944	248,315
Administration fees	11,710	282,694	70,650
Sub-Administration fees	6,812	164,417	41,093
Custodian fees	3,567	86,105	21,520
Transfer and dividend disbursing agent fees and expenses	4,369	103,852	26,235
Trustees' fees	511	12,934	3,201
Auditing fees	1,946	46,371	11,692
Legal fees	592	14,477	3,557
Portfolio accounting fees	7,208	136,326	32,173
Distribution services fee--Investment A Shares	9,019	277,477	120,920
Distribution services fee--Investment B Shares	--	--	--
Shareholder services fee--Trust Shares	25,281	505,071	86,008
Shareholder services fee--Investment A Shares	9,019	277,477	120,920
Shareholder services fee--Investment B Shares	--	--	--
Share registration costs	11,699	19,138	13,325
Printing and postage	1,168	29,395	7,188
Insurance premiums	2,041	13,038	4,433
Other	1,408	33,136	8,074

Total expenses	137,510	2,953,852	819,304

Net investment income (loss)	156,318	5,977,216	1,009,061

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(4,189)	(1,867)	(19,565)
Net realized gain (loss) on option transactions	--	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--

Net realized gain (loss) on investments, options and foreign currency transactions	(4,189)	(1,867)	(19,565)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(4,189)	(1,867)	(19,565)

Change in net assets resulting from operations	$152,129	$5,975,349	$989,496

(1) Net of foreign dividend taxes withheld of $145,879.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$--	$3,097,905	$1,604,216	$3,450,069	$2,016,420 (1)	$170,005
--	18,729	46,574	22,933	--	3,009
6,533,652	--	--	--	57,457	--
--	10,290	1,177	1,742	--	--

6,533,652	3,126,924	1,651,967	3,474,744	2,073,877	173,014

508,972	420,505	783,360	644,415	717,454	84,131
217,242	47,860	111,443	91,677	61,240	9,576
126,318	27,833	64,816	53,319	35,618	5,568
66,163	14,577	33,944	27,923	21,941	2,917
78,367	17,609	41,199	33,790	22,583	3,502
9,032	2,177	5,098	4,194	2,685	436
34,517	7,894	18,448	15,038	10,086	1,591
11,061	2,423	5,557	4,700	3,110	499
100,923	25,446	58,176	50,457	41,205	14,312
56,532	10,483	13,300	6,924	1,480	1,478
--	63,738	23,263	31,311	3,055	3,955
579,677	108,439	305,344	251,144	176,864	25,248
56,532	10,483	13,300	6,924	1,480	1,478
--	21,246	7,754	10,437	1,018	1,318
13,533	20,344	17,870	18,054	17,867	18,237
21,997	4,914	11,760	9,604	6,304	972
9,887	3,358	5,890	5,137	3,558	2,043
27,486	5,564	13,190	10,852	7,086	1,104

1,918,239	814,893	1,533,712	1,275,900	1,134,634	178,365

4,615,413	2,312,031	118,255	2,198,844	939,243	(5,351)

1,006	2,375,026	15,250,076	14,742,762	2,659,805	(50,280)
--	51,942	--	(948,546)	--	--
--	--	--	--	(26,033)	--

1,006	2,426,968	15,250,076	13,794,216	2,633,772	(50,280)
--	(3,377,622)	(17,811,774)	(13,663,262)	(3,100,678)	(769,914)

1,006	(950,654)	(2,561,698)	130,954	(466,906)	(820,194)

$4,616,419	$1,361,377	$(2,443,443)	$2,329,798	$472,337	$(825,545)

Statements of Operations

Six Months Ended June 30, 2005 (unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Rotating Markets Fund	Huntington Situs Small Cap Fund
Investment Income:
Dividend income	$1,032,780	$366,309	$94,490	$296,635 (1)
Dividend income from affiliated securities	73,520	41,574	7,943	17,617
Interest income	--	--	--	--
Income from securities lending	13,433	8,151	--	15,810

Total investment income	1,119,733	416,034	102,433	330,062

Expenses:
Investment adviser fees	543,082	287,846	63,642	240,999
Administration fees	61,807	28,905	10,865	27,421
Sub-Administration fees	35,950	16,813	6,319	15,960
Custodian fees	18,826	8,804	3,309	8,354
Transfer and dividend disbursing agent fees and expenses	22,953	10,664	4,026	10,124
Trustees' fees	2,804	1,294	494	1,217
Auditing fees	10,233	4,700	1,799	4,513
Legal fees	3,079	1,467	552	1,393
Portfolio accounting fees	37,543	23,644	9,809	23,259
Distribution services fee--Investment A Shares	4,237	2,266	2,007	2,370
Distribution services fee--Investment B Shares	27,574	9,688	--	7,157
Shareholder services fee--Trust Shares	167,599	79,165	29,814	75,577
Shareholder services fee--Investment A Shares	4,237	2,266	2,007	2,370
Shareholder services fee--Investment B Shares	9,191	3,229	--	2,386
Share registration costs	18,969	19,273	13,835	17,807
Printing and postage	6,542	2,934	1,130	2,755
Insurance premiums	3,830	2,631	2,080	2,507
Other	7,195	3,310	1,258	3,147

Total expenses	985,651	508,899	152,946	449,316

Net investment income (loss)	134,082	(92,865)	(50,513)	(119,254)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	2,863,383	1,738,387	361,178	1,476,075
Net realized gain (loss) on option transactions	--	--	--	50,282
Net realized gain (loss) on foreign currency transactions	--	--	--	(29,452)

Net realized gain (loss) on investments, options and foreign currency transactions	2,863,383	1,738,387	361,178	1,496,905
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	3,744,092	127,569	(463,721)	2,326,795

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	6,607,475	1,865,956	(102,543)	3,823,700

Change in net assets resulting from operations	$6,741,557	$1,773,091	$(153,056)	$3,704,446

(1) Net of foreign dividend taxes withheld of $7,577.

(See notes which are an integral part of the Financial Statements)

Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$43,379	$--	$2,298	$144,151	$3,551	$--
25,773	21,355	--	24,953	--	21,299
3,769,349	2,242,427	556,710	1,428,305	1,068,238	2,815,808
3,817	488	--	13	--	394

3,842,318	2,264,270	559,008	1,597,422	1,071,789	2,837,501

417,223	246,181	78,335	175,364	144,418	384,563
71,226	42,028	13,373	29,939	24,655	65,655
41,426	24,442	7,778	17,411	14,339	38,180
21,695	12,801	4,073	9,119	7,509	19,996
26,263	15,459	4,944	11,022	9,095	24,280
3,230	1,925	612	1,372	1,127	3,004
11,789	7,011	2,187	4,946	4,044	10,928
3,553	2,130	668	1,516	1,241	3,340
46,594	31,040	20,288	26,472	27,267	39,365
2,461	5,012	6,888	1,655	5,616	5,017
11,515	1,936	2,777	2,100	6,265	--
202,312	117,433	31,354	85,327	64,505	187,265
2,461	5,012	6,888	1,655	5,616	5,017
3,838	645	925	700	2,088	--
17,441	19,864	18,129	18,790	17,608	14,521
7,463	4,416	1,401	3,093	2,545	6,981
4,227	3,251	2,162	2,788	2,634	4,140
8,419	4,893	1,585	3,451	2,908	7,738

903,136	545,479	204,367	396,720	343,480	819,990

2,939,182	1,718,791	354,641	1,200,702	728,309	2,017,511

(7,405)	35,201	133,709	132,992	574,775	(489,242)
--	--	--	--	--	--
--	--	--	--	--	--

(7,405)	35,201	133,709	132,992	574,775	(489,242)
1,244,051	(14,296)	(213,649)	39,064	(841,152)	(759,042)

1,236,646	20,905	(79,940)	172,056	(266,377)	(1,248,284)

$4,175,828	$1,739,696	$274,701	$1,372,758	$461,932	$769,227

Statements of Changes in Net Assets

	Huntington Florida Tax-Free Money Fund		Huntington Money Market Fund
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$156,318	$82,189	$5,977,216	$3,254,072
Net realized gain (loss) on investments and options	(4,189)	(3,158)	(1,867)	(3,032)
Net change in unrealized appreciation/depreciation of investments and options	--	--	--	--

Change in net assets resulting from operations	152,129	79,031	5,975,349	3,251,040

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(121,659)	(63,840)	(3,784,745)	(2,096,523)
Investment A Shares	(34,659)	(18,349)	(1,799,770)	(892,992)
Investment B Shares	--	--	(586)	(438)
Interfund Shares	--	--	(392,115)	(264,119)
From net realized gain on investments:
Trust Shares	--	--	--	--
Investment A Shares	--	--	--	--
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(156,318)	(82,189)	(5,977,216)	(3,254,072)

Change in net assets resulting from capital transactions	(2,316,105)	(593,918)	50,982,367	50,891,227

Change in net assets	(2,320,294)	(597,076)	50,980,500	50,888,195
Net Assets:
Beginning of period	26,526,334	27,123,410	687,740,736	636,852,541

End of period	$24,206,040	$26,526,334	$738,721,236	$687,740,736

Accumulated net investment income (loss) included in net assets at end of period	$2	$2	$--	$--

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund		Huntington Dividend Capture Fund
Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
(unaudited)		(unaudited)		(unaudited)

$1,009,061	$523,298	$4,615,413	$2,360,348	$2,312,031	$3,637,665
(19,565)	(12,756)	1,006	(4,640)	2,426,968	6,616,284
--	--	--	--	(3,377,622)	1,186,485

989,496	510,542	4,616,419	2,355,708	1,361,377	11,440,434

(469,450)	(277,501)	(4,261,758)	(2,231,281)	(1,755,729)	(2,705,276)
(539,611)	(273,190)	(353,655)	(170,719)	(160,880)	(343,782)
--	--	--	--	(282,086)	(497,222)
--	--	--	--	--	--

--	--	--	--	--	(3,283,150)
--	--	--	--	--	(340,330)
--	--	--	--	--	(684,191)

(1,009,061)	(550,691)	(4,615,413)	(2,402,000)	(2,198,695)	(7,853,951)

(14,124,724)	8,286,795	91,776,865	(125,304,667)	22,846,039	28,696,050

(14,144,289)	8,246,646	91,777,871	(125,350,959)	22,008,721	32,282,533

177,138,155	168,891,509	453,863,525	579,214,484	104,529,096	72,246,563

$163,993,866	$177,138,155	$545,641,396	$453,863,525	$126,537,817	$104,529,096

$--	$--	$1	$1	$221,988	$108,652

Statements of Changes in Net Assets

	Huntington Growth Fund		Huntington Income Equity Fund
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$118,255	$538,726	$2,198,844	$3,834,047
Net realized gain (loss) on investments, options and foreign currency transactions	15,250,076	4,341,670	13,794,216	5,180,061
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(17,811,774)	14,664,835	(13,663,262)	17,049,383

Change in net assets resulting from operations	(2,443,443)	19,545,231	2,329,798	26,063,491

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	--	(538,575)	(2,027,418)	(3,679,588)
Investment A Shares	--	--	(50,193)	(71,001)
Investment B Shares	--	--	(55,358)	(83,645)
From net realized gain on investments:
Trust Shares	--	(4,386,235)	--	(16,577,132)
Investment A Shares	--	(196,851)	--	(359,563)
Investment B Shares	--	(113,059)	--	(604,196)

Change in net assets resulting from distributions to shareholders	--	(5,234,720)	(2,132,969)	(21,375,125)

Change in net assets resulting from capital transactions	(2,502,597)	(2,667,638)	632,045	2,881,618

Change in net assets	(4,946,040)	11,642,873	828,874	7,569,984
Net Assets:
Beginning of period	270,018,397	258,375,524	219,059,594	211,489,610

End of period	$265,072,357	$270,018,397	$219,888,468	$219,059,594

Accumulated net investment income (loss) included in net assets at end of period	$118,406	$151	$65,875	$--

(1) Fund commenced operations on April 30, 2004.

(See notes which are an integral part of the Financial Statements)

Huntington International Equity Fund
		Huntington Macro 100 Fund		Huntington Mid Corp America Fund
Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Period Ended December 31, 2004(1)	Six Months Ended June 30, 2005	Year Ended December 31, 2004
(unaudited)		(unaudited)		(unaudited)

$939,243	$530,768	$(5,351)	$34,380	$134,082	$(337,396)
2,633,772	6,365,292	(50,280)	1	2,863,383	240,435
(3,100,678)	14,445,573	(769,914)	1,991,911	3,744,092	22,775,961

472,337	21,341,633	(825,545)	2,026,292	6,741,557	22,679,000

--	(632,314)	--	(46,602)	--	--
--	(1,034)	--	(1,684)	--	--
--	--	--	--	--	--

--	--	--	--	--	(228,634)
--	--	--	--	--	(5,499)
--	--	--	--	--	(12,391)

--	(633,348)	--	(48,286)	--	(246,524)

15,783,095	28,894,974	6,480,723	17,800,506	(1,791,083)	(17,656,558)

16,255,432	49,603,259	5,665,178	19,778,512	4,950,474	4,775,918

137,307,998	87,704,739	19,778,512	--	148,208,171	143,432,253

$153,563,430	$137,307,998	$25,433,690	$19,778,512	$153,158,645	$148,208,171

$953,437	$14,194	$(5,351)	$--	$134,082	$--

Statements of Changes in Net Assets

	Huntington New Economy Fund
			Huntington Rotating Markets Fund
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$(92,865)	$(455,654)	$(50,513)	$113,288
Net realized gain (loss) on investments and foreign currency transactions	1,738,387	26,346	361,178	1,013,183
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	127,569	11,145,608	(463,721)	1,542,154

Change in net assets resulting from operations	1,773,091	10,716,300	(153,056)	2,668,625

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	--	--	--	(109,121)
Investment A Shares	--	--	--	(4,171)
Investment B Shares	--	--	--	--
From net realized gain on investments:
Trust Shares	--	--	--	--
Investment A Shares	--	--	--	--
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	--	--	(113,292)

Change in net assets resulting from capital transactions	10,277,350	10,048,397	2,441,013	1,491,489

Change in net assets	12,050,441	20,764,697	2,287,957	4,046,822
Net Assets:
Beginning of period	62,924,549	42,159,852	25,241,804	21,194,982

End of period	$74,974,990	$62,924,549	$27,529,761	$25,241,804

Accumulated net investment income (loss) included in net assets at end of period	$(92,865)	$--	$(50,513)	$--

(See notes which are an integral part of the Financial Statements)

Huntington Situs Small Cap Fund		Huntington Fixed Income Securities Fund		Huntington Intermediate Government Income Fund
Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
(unaudited)		(unaudited)		(unaudited)

$(119,254)	$(205,128)	$2,939,182	$5,817,747	$1,718,791	$2,995,634
1,496,905	1,709,353	(7,405)	2,491,786	35,201	109,870
2,326,795	9,596,609	1,244,051	(3,247,377)	(14,296)	(816,663)

3,704,446	11,100,834	4,175,828	5,062,156	1,739,696	2,288,841

--	--	(2,873,458)	(5,695,940)	(1,676,706)	(2,928,829)
--	--	(32,667)	(84,017)	(66,760)	(181,185)
--	--	(43,032)	(88,452)	(7,256)	(12,581)

--	(1,089,501)	--	(687,268)	--	(280,168)
--	(24,690)	--	(10,095)	--	(17,455)
--	(31,637)	--	(12,887)	--	(1,546)

--	(1,145,828)	(2,949,157)	(6,578,659)	(1,750,722)	(3,421,764)

6,355,801	19,796,758	967,903	(2,090,724)	15,916,913	6,424,780

10,060,247	29,751,764	2,194,574	(3,607,227)	15,905,887	5,291,857

60,871,727	31,119,963	168,351,667	171,958,894	94,940,605	89,648,748

$70,931,974	$60,871,727	$170,546,241	$168,351,667	$110,846,492	$94,940,605

$(119,254)	$--	$(9,975)	$--	$(31,931)	$--

Statements of Changes in Net Assets

	Huntington Michigan Tax-Free Fund		Huntington Mortgage Securities Fund
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$354,641	$720,226	$1,200,702	$1,895,290
Net realized gain (loss) on investments and options	133,709	65,651	132,992	1,224,306
Net change in unrealized appreciation/depreciation of investments and options	(213,649)	(511,373)	39,064	25,249

Change in net assets resulting from operations	274,701	274,504	1,372,758	3,144,845

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(291,339)	(581,738)	(1,104,880)	(1,928,738)
Investment A Shares	(57,444)	(136,291)	(19,736)	(39,004)
Investment B Shares	(5,858)	(13,122)	(7,171)	(11,430)
From net realized gain on investments:
Trust Shares	--	(72,095)	--	--
Investment A Shares	--	(18,273)	--	--
Investment B Shares	--	(2,346)	--	--

Change in net assets resulting from distributions to shareholders	(354,641)	(823,865)	(1,131,787)	(1,979,172)

Change in net assets resulting from capital transactions	319,438	1,359,369	13,658,023	20,003,816

Change in net assets	239,498	810,008	13,898,994	21,169,489
Net Assets:
Beginning of period	31,486,216	30,676,208	66,591,408	45,421,919

End of period	$31,725,714	$31,486,216	$80,490,402	$66,591,408

Accumulated net investment income (loss) included in net assets at end of period	$--	$--	$109,870	$40,955

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Tax-Free Fund		Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
(unaudited)		(unaudited)

$728,309	$1,648,114	$2,017,511	$4,063,825
574,775	431,056	(489,242)	334,580
(841,152)	(1,195,508)	(759,042)	(3,081,377)

461,932	883,662	769,227	1,317,028

(660,988)	(1,487,360)	(1,969,578)	(3,928,602)
(52,139)	(127,671)	(47,933)	(135,223)
(15,182)	(33,083)	--	--

--	(383,410)	--	--
--	(34,086)	--	--
--	(12,496)	--	--

(728,309)	(2,078,106)	(2,017,511)	(4,063,825)

(2,599,254)	(2,902,751)	(6,726,082)	(6,484,538)

(2,865,631)	(4,097,195)	(7,974,366)	(9,231,335)

58,950,048	63,047,243	154,712,691	163,944,026

$56,084,417	$58,950,048	$146,738,325	$154,712,691

$--	$--	$(1,059)	$(1,059)

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions

TRUST SHARES
Huntington Florida Tax-Free Money Fund
2000	$1.00	0.04	--	0.04	(0.04)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	0.01		0.01	(0.01)	--
2003	$1.00	--(4)	--	--	--(4)	--
2004	$1.00	--(4)	--	--	--(4)	--
2005(8)	$1.00	0.01	--	0.01	(0.01)	--
Huntington Money Market Fund
2000	$1.00	0.06	--	0.06	(0.06)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(4)	--	--	--(4)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005(8)	$1.00	0.01	--	0.01	(0.01)	--
Huntington Ohio Municipal Money Market Fund
2000	$1.00	0.04	--	0.04	(0.04)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(4)	--	--	--(4)	--
2004	$1.00	--(4)	--	--	--(4)	--
2005(8)	$1.00	0.01	--	0.01	(0.01)	--
Huntington U.S. Treasury Money Market Fund
2000	$1.00	0.06	--	0.06	(0.06)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(4)	--	--	--(4)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005(8)	$1.00	0.01	--	0.01	(0.01)	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

(4) Amount is less than $0.005.

(5) Not annualized.

(6) Computed on an annualized basis.

(7) There were no fee reductions in this period.

(8) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)

(0.04)	$1.00	3.68%	0.56%	3.63%	0.68%	3.51%	$ 38,506
(0.02)	$1.00	2.14%	0.78%	2.23%	0.83%	2.18%	$ 26,050
(0.01)	$1.00	0.61%	0.98%	0.59%	--(7)	--(7)	$ 20,357
--	$1.00	0.25%	0.85%	0.25%	0.97%	0.13%	$ 19,539
--	$1.00	0.32%	0.90%	0.34%	1.00%	0.24%	$ 19,247
(0.01)	$1.00	0.61%(5)	0.94%(6)	1.20%(6)	--(7)	--(7)	$ 17,796

(0.06)	$1.00	6.02%	0.51%	5.85%	0.53%	5.83%	$555,110
(0.03)	$1.00	3.45%(3)	0.71%	3.41%	0.76%	3.36%	$717,115
(0.01)	$1.00	0.96%	0.81%	0.95%	--(7)	--(7)	$423,189
--	$1.00	0.33%	0.82%	0.33%	0.83%	0.32%	$366,116
(0.01)	$1.00	0.53%	0.83%	0.53%	0.83%	0.53%	$440,112
(0.01)	$1.00	0.93%(5)	0.82%(6)	1.87%(6)	--(7)	--(7)	$485,001

(0.04)	$1.00	3.64%	0.53%	3.55%	0.57%	3.51%	$101,655
(0.02)	$1.00	2.26%	0.73%	2.25%	0.79%	2.19%	$ 81,745
(0.01)	$1.00	0.78%	0.85%	0.78%	--(7)	--(7)	$ 75,508
--	$1.00	0.31%	0.83%	0.31%	0.86%	0.28%	$ 67,509
--	$1.00	0.40%	0.86%	0.37%	--(7)	--(7)	$ 71,891
(0.01)	$1.00	0.68%(5)	0.84%(6)	1.36%(6)	--(7)	--(7)	$ 67,224

(0.06)	$1.00	5.77%	0.43%	5.63%	0.45%	5.61%	$379,927
(0.03)	$1.00	3.35%	0.62%	3.30%	0.67%	3.25%	$460,993
(0.01)	$1.00	1.02%	0.73%	0.99%	--(7)	--(7)	$534,133
--	$1.00	0.35%	0.73%	0.34%	0.75%	0.32%	$542,771
(0.01)	$1.00	0.51%	0.74%	0.49%	--(7)	--(7)	$402,817
(0.01)	$1.00	0.90%(5)	0.73%(6)	1.84%(6)	--(7)	--(7)	$500,838

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT A SHARES
Huntington Florida Tax-Free Money Fund
2000	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	--	--	--	--	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005(10)	$1.00	--(8)	--	--	--(8)	--
Huntington Money Market Fund
2000	$1.00	0.06	--	0.06	(0.06)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005(10)	$1.00	0.01	--	0.01	(0.01)	--
Huntington Ohio Municipal Money Market Fund
2000	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005(10)	$1.00	0.01	--	0.01	(0.01)	--
Huntington U.S. Treasury Money Market Fund
2000	$1.00	0.05	--	0.05	(0.05)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005(10)	$1.00	0.01	--	0.01	(0.01)	--
INVESTMENT B SHARES
Huntington Money Market Fund
2000(5)	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	--	--	--	--	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005(10)	$1.00	0.01	--	0.01	(0.01)	--
INTERFUND SHARES
Huntington Money Market Fund
2001(6)	$1.00	0.01	--	0.01	(0.01)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005(10)	$1.00	0.01	--	0.01	(0.01)	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Reflects operations for period from May 2, 2000 (date of initial public investment) to December 31, 2000.

(6) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.

(7) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

(8) Amount is less than $0.005.

(9) There were no fee reductions in this period.

(10) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)

(0.03)	$1.00	3.48%	0.77%	3.45%	0.93%	3.29%	$ 51,182
(0.02)	$1.00	1.89%	1.03%	1.96%	1.08%	1.91%	$ 21,193
--	$1.00	0.37%	1.24%	0.36%	--(9)	--(9)	$ 5,921
--	$1.00	0.24%	0.85%	0.24%	1.22%	(0.13)%	$ 7,584
--	$1.00	0.25%	0.97%	0.25%	1.25%	(0.03)%	$ 7,279
--	$1.00	0.48%(3)	1.19%(4)	0.96%(4)	--(9)	--(9)	$ 6,410

(0.06)	$1.00	5.81%	0.71%	5.67%	0.79%	5.59%	$378,183
(0.03)	$1.00	3.20%(7)	0.96%	3.13%	1.01%	3.08%	$430,582
(0.01)	$1.00	0.70%	1.06%	0.70%	--(9)	--(9)	$292,379
--	$1.00	0.24%	0.91%	0.24%	1.08%	0.07%	$244,477
--	$1.00	0.39%	0.95%	0.38%	1.08%	0.25%	$217,570
(0.01)	$1.00	0.81%(3)	1.07%(4)	1.62%(4)	--(9)	--(9)	$219,512

(0.03)	$1.00	3.43%	0.72%	3.36%	0.82%	3.26%	$109,755
(0.02)	$1.00	2.00%	0.98%	1.95%	1.04%	1.89%	$160,703
(0.01)	$1.00	0.53%	1.10%	0.54%	--(9)	--(9)	$123,208
--	$1.00	0.24%	0.90%	0.24%	1.11%	0.03%	$101,383
--	$1.00	0.29%	0.98%	0.27%	1.11%	0.14%	$105,247
(0.01)	$1.00	0.56%(3)	1.09%(4)	1.12%(4)	--(9)	--(9)	$ 95,770

(0.05)	$1.00	5.56%	0.63%	5.41%	0.70%	5.34%	$ 37,717
(0.03)	$1.00	3.09%	0.87%	3.11%	0.92%	3.06%	$ 37,561
(0.01)	$1.00	0.77%	0.98%	0.74%	--(9)	--(9)	$ 51,545
--	$1.00	0.25%	0.84%	0.25%	1.00%	0.09%	$ 36,443
--	$1.00	0.38%	0.97%	0.34%	0.99%	0.32%	$ 51,046
(0.01)	$1.00	0.78%(3)	0.98%(4)	1.56%(4)	--(9)	--(9)	$ 44,803

(0.03)	$1.00	3.44%(3)	1.48%(4)	5.07%(4)	--(9)	--(9)	$ 11
(0.03)	$1.00	2.62%(7)	1.51%	2.64%	--(9)	--(9)	$ 18
--	$1.00	0.24%	1.47%	0.22%	1.56%	0.13%	$ 151
(0.01)	$1.00	0.52%	0.63%	0.54%	0.67%	0.50%	$ 64
(0.01)	$1.00	0.78%	0.58%	0.75%	1.58%	(0.25)%	$ 54
(0.01)	$1.00	1.06%(3)	0.57%(4)	2.13%(4)	--(9)	--(9)	$ 57

(0.01)	$1.00	0.77%(3)	0.51%(4)	1.88%(4)	--(9)	--(9)	$ 20,591
(0.01)	$1.00	1.21%	0.56%	1.18%	--(9)	--(9)	$ 26,711
(0.01)	$1.00	0.57%	0.58%	0.56%	--(9)	--(9)	$ 26,196
(0.01)	$1.00	0.78%	0.58%	0.82%	--(9)	--(9)	$ 30,004
(0.01)	$1.00	1.06%(3)	0.57%(4)	2.16%(4)	--(9)	--(9)	$ 34,152

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital		Distributions to shareholders from net realized gain on investment transactions	Distributions in excess of net investment income

TRUST SHARES
Huntington Dividend Capture Fund
2001(8)	$10.00	0.51	(3)	0.20	0.71	(0.60)	--		--	--
2002	$10.11	0.49		(0.49)	--	(0.49)	--		--	--
2003	$ 9.62	0.45		1.49	1.94	(0.45)	--		--	--
2004	$11.11	0.48		0.98	1.46	(0.47)	--		(0.51)	--
2005(14)	$11.59	0.24		(0.14)	0.10	(0.23)	--		--	--
Huntington Growth Fund
2000	$49.52	--		1.83	1.83	--	--		(0.72)	(0.05)
2001	$50.58	(0.04	)(3)	(8.43)	(8.47)	--	--		--	--
2002	$42.11	(0.05)		(9.34)	(9.39)	--	--		--	--
2003	$32.72	0.03		6.23	6.26	(0.02)	--		--	--
2004	$38.96	0.10		2.88	2.98	(0.09)	--		(0.72)	--
2005(14)	$41.13	0.02		(0.40)	(0.38)	--	--		--	--
Huntington Income Equity Fund
2000	$36.71	1.19		(0.69)	0.50	(1.24)	--		(0.68)	--
2001	$35.29	1.13		(0.48)	0.65	(1.12)	--		(0.49)	--
2002	$34.33	1.06		(5.31)	(4.25)	(1.06)	--		(0.09)	--
2003	$28.93	0.96		4.95	5.91	(0.99)	--		(1.27)	--
2004	$32.58	0.59		3.37	3.96	(0.59)	--		(2.67)	--
2005(14)	$33.28	0.34		0.01	0.35	(0.33)	--		--	--
Huntington International Equity Fund
2001(8)	$10.00	(0.04	)(3)	(2.27)	(2.31)	(0.01)	--		--	--
2002	$ 7.68	(0.01)		(1.01)	(1.02)	--	--		--	--
2003	$ 6.66	0.06		2.26	2.32	(0.05)	--		--	--
2004	$ 8.93	0.04		1.75	1.79	(0.05)	--		--	--
2005(14)	$10.67	0.07		(0.05)	0.02	--	--		--	--
Huntington Macro 100 Fund
2004(11)	$10.00	0.02		1.21	1.23	(0.03)	--		--	--
2005(14)	$11.20	--		(0.53)	(0.53)	--	--		--	--
Huntington Mid Corp America Fund
2001(8)	$10.00	--	(3)	0.44	0.44	(0.03)	--		(0.01)	--
2002	$10.40	(0.03)		(1.34)	(1.37)	--	--		--	--
2003	$ 9.03	(0.01)		2.84	2.83	--	--		--	--
2004	$11.86	(0.03)		2.09	2.06	--	--		(0.02)	--
2005(14)	$13.90	0.02		0.61	0.63	--	--		--	--
Huntington New Economy Fund
2001(8)	$10.00	(0.03	)(3)	0.16	0.13	--	(0.02	)(10)	--	--
2002	$10.11	(0.08)		(1.28)	(1.36)	--	--		--	--
2003	$ 8.75	(0.07)		3.13	3.06	--	--		(0.01)	--
2004	$11.80	(0.10)		2.64	2.54	--	--		--	--
2005(14)	$14.34	(0.02)		0.34	0.32	--	--		--	--
Huntington Rotating Markets Fund
2001(7)	$10.00	(0.04	)(3)	(0.97)	(1.01)	--	--		--	--
2002	$ 8.99	(0.04)		(1.39)	(1.43)	--	--		--	--
2003	$ 7.56	0.04		1.85	1.89	(0.04)	--		--	--
2004	$ 9.41	0.05		1.07	1.12	(0.05)	--		--	--
2005(14)	$10.48	(0.02)		(0.08)	(0.10)	--	--		--	--
Huntington Situs Small Cap Fund
2002(9)	$10.00	--		0.22	0.22	--	--		--	--
2003	$10.22	(0.05)		3.65	3.60	--	--		(0.01)	--
2004	$13.81	(0.06)		3.68	3.62	--	--		(0.34)	--
2005(14)	$17.09	(0.03)		0.97	0.94	--	--		--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Does not include the effect of expenses of underlying fund.

(7) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(9) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(10) Represents a return of capital for federal income tax purposes.

(11) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(12) There were no fee reductions in this period.

(13) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(14) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(13)

(0.60)	$10.11	7.27%(4)	1.78%(5)	5.78%(5)	1.79%(5)	5.77%(5)	$ 17,089	172%
(0.49)	$ 9.62	(0.04)%	1.66%	5.04%	-- (12)	-- (12)	$ 24,361	88%
(0.45)	$11.11	20.75%	1.41%	4.54%	-- (12)	-- (12)	$ 47,464	108%
(0.98)	$11.59	13.52%	1.36%	4.34%	-- (12)	-- (12)	$ 80,182	101%
(0.23)	$11.46	0.87%(4)	1.32%(5)	4.26%(5)	-- (12)	-- (12)	$ 99,164	62%

(0.77)	$50.58	3.74%	0.84%	--	0.87%	(0.03)%	$292,679	24%
--	$42.11	(16.75)%	1.07%	(0.10)%	1.12%	0.05%	$242,249	12%
--	$32.72	(22.30)%	1.18%	(0.15)%	-- (12)	-- (12)	$189,356	15%
(0.02)	$38.96	19.15%	1.17%	0.09%	-- (12)	-- (12)	$241,401	8%
(0.81)	$41.13	7.65%	1.16%	0.23%	-- (12)	-- (12)	$252,371	12%
--	$40.75	(0.92)%(4)	1.15%(5)	0.12%(5)	-- (12)	-- (12)	$248,051	14%

(1.92)	$35.29	1.51%	0.85%	3.40%	0.88%	3.37%	$216,695	41%
(1.61)	$34.33	1.84%	1.05%	3.18%	1.10%	3.13%	$210,870	33%
(1.15)	$28.93	(12.62)%	1.18%	3.32%	-- (12)	-- (12)	$176,885	29%
(2.26)	$32.58	21.00%	1.17%	3.20%	-- (12)	-- (12)	$201,272	85%
(3.26)	$33.28	13.16%	1.17%	1.83%	-- (12)	-- (12)	$205,577	35%
(0.33)	$33.30	1.06%(4)	1.15%(5)	2.08%(5)	-- (12)	-- (12)	$205,088	22%

(0.01)	$ 7.68	(23.11)%(4)	2.20%(5)	(0.57)%(5)	2.21%(5)	(0.58)%(5)	$ 24,099	121%
--	$ 6.66	(13.28)%	1.84%	(0.14)%	-- (12)	-- (12)	$ 48,795	68%
(0.05)	$ 8.93	34.83%	1.66%	0.87%	-- (12)	-- (12)	$ 86,795	48%
(0.05)	$10.67	20.06%	1.60%	0.51%	-- (12)	-- (12)	$135,845	31%
--	$10.69	0.19%(4)	1.58%(5)	1.31%(5)	-- (12)	-- (12)	$151,208	8%

(0.03)	$11.20	12.29%(4)	1.91%(5)	0.38%(5)	-- (12)	-- (12)	$ 18,129	--
--	$10.67	(4.73)%(4)	1.54%(5)	0.00%(5)	-- (12)	-- (12)	$ 22,661	3%

(0.04)	$10.40	4.39%(4)	1.43%(5)	0.02%(5)	1.44%(5)	0.01%(5)	$ 53,001	11%
--	$ 9.03	(13.17)%	1.42%	(0.33)%	-- (12)	-- (12)	$ 89,248	16%
--	$11.86	31.34%	1.34%	(0.09)%	-- (12)	-- (12)	$134,668	29%
(0.02)	$13.90	17.40%	1.33%	(0.20)%	-- (12)	-- (12)	$137,759	4%
--	$14.53	4.53%(4)	1.32%(5)	0.23%(5)	-- (12)	-- (12)	$141,282	5%

(0.02)	$10.11	1.35%(4)	1.96%(5)	(0.38)%(5)	1.98%(5)	(0.40)%(5)	$ 10,444	45%
--	$ 8.75	(13.45)%	1.90%	(1.13)%	1.94%	(1.17)%	$ 22,478	39%
(0.01)	$11.80	34.93%	1.56%	(0.79)%	-- (12)	-- (12)	$ 39,364	83%
--	$14.34	21.53%	1.52%	(0.88)%	-- (12)	-- (12)	$ 59,263	28%
--	$14.66	2.23%(4)	1.47%(5)	(0.24)%(5)	-- (12)	-- (12)	$ 69,156	50%

--	$ 8.99	(10.10)%(4)	2.06%(5)(6)	(0.58)%(5)(6)	-- (12)	-- (12)	$ 4,962	--
--	$ 7.56	(15.91)%	1.52%	(0.54)%	-- (12)	-- (12)	$ 14,740	102%
(0.04)	$ 9.41	25.00%	1.28%	0.52%	-- (12)	-- (12)	$ 19,937	206%
(0.05)	$10.48	11.89%	1.22%	0.53%	-- (12)	-- (12)	$ 23,613	86%
--	$10.38	(0.95)%(4)	1.19%(5)	(0.38)%(5)	-- (12)	-- (12)	$ 25,781	39%

--	$10.22	2.20%(4)	2.29%(5)	(1.30)%(5)	-- (12)	-- (12)	$ 13,249	9%
(0.01)	$13.81	35.18%	1.68%	(0.49)%	-- (12)	-- (12)	$ 30,067	19%
(0.34)	$17.09	26.23%	1.43%	(0.45)%	-- (12)	-- (12)	$ 57,942	16%
--	$18.03	5.50%(4)	1.37%(5)	(0.34)%(5)	-- (12)	-- (12)	$ 65,951	7%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions	Distributions in excess of net investment income

INVESTMENT A SHARES
Huntington Dividend Capture Fund
2001(7)	$10.00	0.48	(3)	0.21	0.69	(0.58)	--	--	--
2002	$10.11	0.47		(0.50)	(0.03)	(0.47)	--	--	--
2003	$ 9.61	0.39		1.54	1.93	(0.43)	--	--	--
2004	$11.11	0.48		0.94	1.42	(0.43)	--	(0.51)	--
2005(14)	$11.59	0.22		(0.14)	0.08	(0.21)	--	--	--
Huntington Growth Fund
2000	$49.47	(0.12)		1.83	1.71	--	--	(0.72)	(0.03)
2001	$50.43	(0.16	)(3)	(8.40)	(8.56)	--	--	--	--
2002	$41.87	(0.15)		(9.26)	(9.41)	--	--	--	--
2003	$32.46	(0.05)		6.17	6.12	--	--	--	--
2004	$38.58	(0.02)		2.86	2.84	--	--	(0.72)	--
2005(14)	$40.70	(0.03)		(0.39)	(0.42)	--	--	--	--
Huntington Income Equity Fund
2000	$36.72	1.11		(0.70)	0.41	(1.14)	--	(0.68)	--
2001	$35.31	1.05		(0.49)	0.56	(1.04)	--	(0.49)	--
2002	$34.34	0.99		(5.31)	(4.32)	(0.98)	--	(0.09)	--
2003	$28.95	0.89		4.94	5.83	(0.92)	--	(1.27)	--
2004	$32.59	0.50		3.38	3.88	(0.51)	--	(2.67)	--
2005(14)	$33.29	0.29		0.01	0.30	(0.29)	--	--	--
Huntington International Equity Fund
2001(7)	$10.00	0.01	(3)	(2.34)	(2.33)	(0.01)	--	--	--
2002	$ 7.66	(0.04)		(0.99)	(1.03)	--	--	--	--
2003	$ 6.63	0.04		2.24	2.28	(0.02)	--	--	--
2004	$ 8.89	--		1.76	1.76	(0.01)	--	--	--
2005(14)	$10.64	0.05		(0.04)	0.01	--	--	--	--
Huntington Macro 100 Fund
2004(11)	$10.00	0.01		1.19	1.20	(0.02)	--	--	--
2005(14)	$11.18	(0.01)		(0.54)	(0.55)	--	--	--	--
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.03	)(3)	0.43	0.40	(0.02)	--	(0.01)	--
2002	$10.37	(0.04)		(1.35)	(1.39)	--	--	--	--
2003	$ 8.98	(0.02)		2.81	2.79	--	--	--	--
2004	$11.77	(0.06)		2.06	2.00	--	--	(0.02)	--
2005(14)	$13.75	--		0.61	0.61	--	--	--	--
Huntington New Economy Fund
2001(7)	$10.00	(0.07	)(3)	0.20	0.13	--	(0.02)(9)	--	--
2002	$10.11	(0.08)		(1.31)	(1.39)	--	--	--	--
2003	$ 8.72	(0.07)		3.09	3.02	--	--	(0.01)	--
2004	$11.73	(0.18)		2.68	2.50	--	--	--	--
2005(14)	$14.23	(0.02)		0.32	0.30	--	--	--	--
Huntington Rotating Markets Fund
2001(6)	$10.00	(0.04	)(3)	(0.99)	(1.03)	--	--	--	--
2002	$ 8.97	(0.05)		(1.39)	(1.44)	--	--	--	--
2003	$ 7.53	0.02		1.83	1.85	(0.02)	--	--	--
2004	$ 9.36	0.03		1.06	1.09	(0.03)	--	--	--
2005(14)	$10.42	(0.03)		(0.08)	(0.11)	--	--	--	--
Huntington Situs Small Cap Fund
2002(8)	$10.00	--		0.21	0.21	--	--	--	--
2003	$10.21	(0.04)		3.61	3.57	--	--	(0.01)	--
2004	$13.77	(0.08)		3.65	3.57	--	--	(0.34)	--
2005(14)	$17.00	(0.04)		0.95	0.91	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Does not include the effect of expenses of underlying fund.

(11) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(12) There were no fee reductions in this period.

(13) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(14) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(13)

(0.58)	$10.11	7.10	%(4)	2.03%(5)	5.34%(5)	2.04%(5)	5.33%(5)	$ 1,125	172%
(0.47)	$ 9.61	(0.40)%		1.91%	4.74%	--(12)	--(12)	$ 1,337	88%
(0.43)	$11.11	20.62%		1.65%	4.24%	--(12)	--(12)	$12,408	108%
(0.94)	$11.59	13.20%		1.62%	3.84%	--(12)	--(12)	$ 7,793	101%
(0.21)	$11.46	0.75	%(4)	1.57%(5)	3.99%(5)	--(12)	--(12)	$ 9,258	62%

(0.75)	$50.43	3.50%		1.09%	(0.24)%	1.12%	(0.27)%	$15,665	24%
--	$41.87	(16.97)%		1.32%	(0.36)%	1.37%	(0.41)%	$11,899	12%
--	$32.46	(22.47)%		1.49%	(0.42)%	--(12)	--(12)	$ 8,728	15%
--	$38.58	18.85%		1.42%	(0.16)%	--(12)	--(12)	$11,754	8%
(0.72)	$40.70	7.36%		1.41%	(0.04)%	--(12)	--(12)	$11,317	12%
--	$40.28	(1.03	)%(4)	1.40%(5)	(0.13)%(5)	--(12)	--(12)	$10,701	14%

(1.82)	$35.31	1.27%		1.10%	3.14%	1.13%	3.11%	$ 1,862	41%
(1.53)	$34.34	1.55%		1.30%	2.93%	1.35%	2.87%	$ 2,053	33%
(1.07)	$28.95	(12.81)%		1.43%	3.08%	--(12)	--(12)	$ 2,007	29%
(2.19)	$32.59	20.69%		1.42%	2.85%	--(12)	--(12)	$ 3,684	85%
(3.18)	$33.29	12.88%		1.42%	1.59%	--(12)	--(12)	$ 5,226	35%
(0.29)	$33.30	0.91	%(4)	1.40%(5)	1.83%(5)	--(12)	--(12)	$ 6,064	22%

(0.01)	$ 7.66	(23.32	)%(4)	2.45%(5)	0.07%(5)	2.46%(5)	0.06%(5)	$ 34	121%
--	$ 6.63	(13.45)%		2.05%	(0.66)%	--(12)	--(12)	$ 101	68%
(0.02)	$ 8.89	34.43%		1.90%	0.55%	--(12)	--(12)	$ 505	48%
(0.01)	$10.64	19.84%		1.85%	0.02%	--(12)	--(12)	$ 808	31%
--	$10.65	0.09	%(4)	1.83%(5)	1.12%(5)	--(12)	--(12)	$1,370	8%

(0.02)	$11.18	12.03	%(4)	2.19%(5)	0.35%(5)	--(12)	--(12)	$ 841	--
--	$10.63	(4.92	)%(4)	1.79%(5)	(0.22)%(5)	--(12)	--(12)	$1,452	3%

(0.03)	$10.37	4.01	%(4)	1.68%(5)	(0.35)%(5)	1.69%(5)	(0.36)%(5)	$ 283	11%
--	$ 8.98	(13.40)%		1.66%	(0.55)%	--(12)	--(12)	$ 870	16%
--	$11.77	31.07%		1.60%	(0.33)%	--(12)	--(12)	$ 3,325	29%
(0.02)	$13.75	17.02%		1.58%	(0.45)%	--(12)	--(12)	$ 3,180	4%
--	$14.36	4.44	%(4)	1.57%(5)	(0.01)%(5)	--(12)	--(12)	$ 3,928	5%

(0.02)	$10.11	1.28	%(4)	2.21%(5)	(0.81)%(5)	2.23%(5)	(0.83)%(5)	$ 128	45%
--	$ 8.72	(13.75)%		2.13%	(1.34)%	2.17%	(1.38)%	$ 339	39%
(0.01)	$11.73	34.59%		1.80%	(1.03)%	--(12)	--(12)	$ 1,154	83%
--	$14.23	21.31%		1.77%	(1.15)%	--(12)	--(12)	$ 1,292	28%
--	$14.53	2.11	%(4)	1.72%(5)	(0.35)%(5)	--(12)	--(12)	$ 2,846	50%

--	$ 8.97	(10.30	)%(4)	2.31%(5)(10)	(0.63)%(5)(10)	--(12)	--(12)	$ 298	--
--	$ 7.53	(16.05)%		1.78%	(0.82)%	--(12)	--(12)	$ 648	102%
(0.02)	$ 9.36	24.62%		1.54%	0.32%	--(12)	--(12)	$ 1,258	206%
(0.03)	$10.42	11.61%		1.47%	0.31%	--(12)	--(12)	$ 1,629	86%
--	$10.31	(1.06	)%(4)	1.44%(5)	(0.62)%(5)	--(12)	--(12)	$ 1,749	39%

--	$10.21	2.10	%(4)	2.25%(5)	(1.41)%(5)	--(12)	--(12)	$ 10	9%
(0.01)	$13.77	34.92%		1.87%	(0.75)%	--(12)	--(12)	$ 499	19%
(0.34)	$17.00	25.94%		1.68%	(0.69)%	--(12)	--(12)	$ 1,302	16%
--	$17.91	5.35	%(4)	1.62%(5)	(0.57)%(5)	--(12)	--(12)	$ 2,747	7%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT B SHARES
Huntington Dividend Capture Fund
2001(7)	$10.00	0.44(3)	0.20	0.64	(0.54)	--	--
2002	$10.10	0.42	(0.49)	(0.07)	(0.42)	--	--
2003	$ 9.61	0.37	1.50	1.87	(0.38)	--	--
2004	$11.10	0.39	0.97	1.36	(0.38)	--	(0.51)
2005(13)	$11.57	0.19	(0.14)	0.05	(0.18)	--	--
Huntington Growth Fund
2000(6)	$50.06	(0.04)	0.87	0.83	--	--	(0.72)
2001	$50.17	(0.40)(3)	(8.33)	(8.73)	--	--	--
2002	$41.44	(0.24)	(9.24)	(9.48)	--	--	--
2003	$31.96	(0.19)	6.02	5.83	--	--	--
2004	$37.79	(0.19)	2.78	2.59	--	--	(0.72)
2005(13)	$39.66	(0.12)	(0.39)	(0.51)	--	--	--
Huntington Income Equity Fund
2000(6)	$35.83	0.53	0.21	0.74	(0.69)	--	(0.68)
2001	$35.20	0.83	(0.46)	0.37	(0.79)	--	(0.49)
2002	$34.29	0.82	(5.30)	(4.48)	(0.84)	--	(0.09)
2003	$28.88	0.74	4.93	5.67	(0.79)	--	(1.27)
2004	$32.49	0.34	3.37	3.71	(0.35)	--	(2.67)
2005(13)	$33.18	0.21	0.01	0.22	(0.21)	--	--
Huntington International Equity Fund
2001(7)	$10.00	(0.13)(3)	(2.22)	(2.35)	(0.01)	--	--
2002	$ 7.64	(0.04)	(1.02)	(1.06)	--	--	--
2003	$ 6.58	--	2.22	2.22	(0.01)	--	--
2004	$ 8.79	(0.02)	1.70	1.68	--	--	--
2005(13)	$10.47	0.03	(0.05)	(0.02)	--	--	--
Huntington Macro 100 Fund
2004(10)	$10.00	(0.01)	1.18	1.17	--	--	--
2005(13)	$11.17	(0.03)	(0.54)	(0.57)	--	--	--
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.08)(3)	0.44	0.36	(0.01)	--	(0.01)
2002	$10.34	(0.07)	(1.36)	(1.43)	--	--	--
2003	$ 8.91	(0.07)	2.78	2.71	--	--	--
2004	$11.62	(0.11)	2.02	1.91	--	--	(0.02)
2005(13)	$13.51	(0.03)	0.59	0.56	--	--	--
Huntington New Economy Fund
2001(7)	$10.00	(0.13)(3)	0.19	0.06	--	(0.01)(9)	--
2002	$10.05	(0.14)	(1.28)	(1.42)	--	--	--
2003	$ 8.63	(0.13)	3.07	2.94	--	--	(0.01)
2004	$11.56	(0.19)	2.57	2.38	--	--	--
2005(13)	$13.94	(0.06)	0.32	0.26	--	--	--
Huntington Situs Small Cap Fund
2002(8)	$10.00	--	0.20	0.20	--	--	--
2003	$10.20	(0.08)	3.57	3.49	--	--	(0.01)
2004	$13.68	(0.13)	3.59	3.46	--	--	(0.34)
2005(13)	$16.80	(0.08)	0.94	0.86	--	--	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(11) There were no fee reductions in this period.

(12) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(13) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(12)

(0.54)	$10.10	6.57%(4)	2.54%(5)	4.80%(5)	--(11)	--(11)	$ 1,920	172%
(0.42)	$ 9.61	(0.78)%	2.41%	4.42%	--(11)	--(11)	$ 5,001	88%
(0.38)	$11.10	19.90%	2.16%	3.78%	--(11)	--(11)	$12,374	108%
(0.89)	$11.57	12.61%	2.11%	3.53%	--(11)	--(11)	$16,554	101%
(0.18)	$11.44	0.50%(4)	2.07%(5)	3.48%(5)	--(11)	--(11)	$18,115	62%

(0.72)	$50.17	1.70%(4)	1.86%(5)	(0.89)%(5)	--(11)	--(11)	$ 87	24%
--	$41.44	(17.40)%	1.87%	(0.92)%	--(11)	--(11)	$ 1,634	12%
--	$31.96	(22.88)%	1.93%	(0.88)%	--(11)	--(11)	$ 3,084	15%
--	$37.79	18.24%	1.92%	(0.65)%	--(11)	--(11)	$ 5,220	8%
(0.72)	$39.66	6.85%	1.91%	(0.51)%	--(11)	--(11)	$ 6,331	12%
--	$39.15	(1.29)%(4)	1.90%(5)	(0.63)%(5)	--(11)	--(11)	$ 6,320	14%

(1.37)	$35.20	2.16%(4)	1.96%(5)	2.25%(5)	--(11)	--(11)	$ 1	41%
(1.28)	$34.29	1.04%	1.85%	2.15%	--(11)	--(11)	$ 909	33%
(0.93)	$28.88	(13.27)%	1.93%	2.67%	--(11)	--(11)	$ 3,802	29%
(2.06)	$32.49	20.08%	1.92%	2.38%	--(11)	--(11)	$ 6,534	85%
(3.02)	$33.18	12.33%	1.82%	1.00%	--(11)	--(11)	$ 8,257	35%
(0.21)	$33.19	0.68%(4)	1.90%(5)	1.33%(5)	--(11)	--(11)	$ 8,737	22%

(0.01)	$ 7.64	(23.55)%(4)	2.96%(5)	(1.80)%(5)	--(11)	--(11)	$ 77	121%
--	$ 6.58	(13.87)%	2.59%	(0.88)%	--(11)	--(11)	$ 179	68%
(0.01)	$ 8.79	33.77%	2.41%	0.02%	--(11)	--(11)	$ 405	48%
--	$10.47	19.11%	2.35%	(0.23)%	--(11)	--(11)	$ 655	31%
--	$10.45	(0.29)%(4)	2.33%(5)	0.62%(5)	--(11)	--(11)	$ 986	8%

--	$11.17	11.70%(4)	2.70%(5)	(0.24)%(5)	--(11)	--(11)	$ 809	--
--	$10.60	(5.10)%(4)	2.29%(5)	(0.72)%(5)	--(11)	--(11)	$ 1,321	3%

(0.02)	$10.34	3.58%(4)	2.19%(5)	(0.92)%(5)	--(11)	--(11)	$ 1,097	11%
--	$ 8.91	(13.83)%	2.16%	(1.06)%	--(11)	--(11)	$ 3,082	16%
--	$11.62	30.42%	2.09%	(0.84)%	--(11)	--(11)	$ 5,439	29%
(0.02)	$13.51	16.46%	2.08%	(0.94)%	--(11)	--(11)	$ 7,269	4%
--	$14.07	4.15%(4)	2.07%(5)	(0.52)%(5)	--(11)	--(11)	$ 7,948	5%

(0.01)	$10.05	0.57%(4)	2.73%(5)	(1.52)%(5)	--(11)	--(11)	$ 460	45%
--	$ 8.63	(14.13)%	2.65%	(1.88)%	2.69%	(1.92)%	$ 908	39%
(0.01)	$11.56	34.02%	2.30%	(1.53)%	--(11)	--(11)	$ 1,642	83%
--	$13.94	20.59%	2.27%	(1.63)%	--(11)	--(11)	$ 2,369	28%
--	$14.20	1.87%(4)	2.22%(5)	(0.98)%(5)	--(11)	--(11)	$ 2,972	50%

--	$10.20	2.00%(4)	3.00%(5)	(2.05)%(5)	--(11)	--(11)	$ 88	9%
(0.01)	$13.68	34.17%	2.40%	(1.25)%	--(11)	--(11)	$ 555	19%
(0.34)	$16.80	25.31%	2.18%	(1.18)%	--(11)	--(11)	$ 1,627	16%
--	$17.66	5.12%(4)	2.12%(5)	(1.08)%(5)	--(11)	--(11)	$ 2,233	7%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

TRUST SHARES
Huntington Fixed Income Securities Fund
2000	$19.74	1.29	0.53	1.82	(1.31)	--	(1.31)
2001	$20.25	1.12	0.12	1.24	(1.11)	--	(1.11)
2002	$20.77	0.98	0.52	1.50	(1.00)	--	(1.00)
2003	$21.27	0.82	0.16	0.98	(0.83)	--	(0.83)
2004	$21.42	0.73	(0.09)	0.64	(0.74)	(0.09)	(0.83)
2005(11)	$21.23	0.37	0.16	0.53	(0.37)	--	(0.37)
Huntington Intermediate Government Income Fund
2000	$ 9.76	0.57	0.47	1.04	(0.58)	--	(0.58)
2001	$10.22	0.54(3)	0.01	0.55	(0.52)	--	(0.52)
2002	$10.43	0.46	0.50	0.96	(0.47)	--	(0.47)
2003	$10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
2004	$10.65	0.36	(0.08)	0.28	(0.37)	(0.04)	(0.41)
2005(11)	$10.52	0.19	(0.02)	0.17	(0.19)	--	(0.19)
Huntington Michigan Tax-Free Fund
2000	$10.44	0.48	0.29	0.77	(0.49)	(0.01)	(0.50)
2001	$10.71	0.43	(0.02)	0.41	(0.42)	(0.24)	(0.66)
2002	$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003	$10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
2004	$10.96	0.27	(0.17)	0.10	(0.27)	(0.03)	(0.30)
2005(11)	$10.76	0.12	(0.03)	0.09	(0.12)	--	(0.12)
Huntington Mortgage Securities Fund
2000	$ 7.86	0.49	0.25	0.74	(0.49)	--	(0.49)
2001	$ 8.11	0.44	0.20	0.64	(0.43)	--	(0.43)
2002	$ 8.32	0.38	0.24	0.62	(0.39)	--	(0.39)
2003	$ 8.55	0.24	0.35	0.59	(0.32)	--	(0.32)
2004	$ 8.82	0.29	0.22	0.51	(0.31)	--	(0.31)
2005(11)	$ 9.02	0.14	0.01	0.15	(0.14)	--	(0.14)
Huntington Ohio Tax-Free Fund
2000	$20.68	0.97	0.64	1.61	(0.97)	--	(0.97)
2001	$21.32	0.84	(0.08)	0.76	(0.84)	(0.29)	(1.13)
2002	$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003	$21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
2004	$21.90	0.57	(0.24)	0.33	(0.57)	(0.16)	(0.73)
2005(11)	$21.50	0.27	(0.09)	0.18	(0.27)	--	(0.27)
Huntington Short/Intermediate Fixed Income Securities Fund
2000	$19.24	1.16	0.29	1.45	(1.17)	--	(1.17)
2001	$19.52	1.07	(0.13)	0.94	(1.06)	--	(1.06)
2002	$19.77	0.87	0.11	0.98	(0.88)	--	(0.88)
2003	$19.87	0.62	0.01	0.63	(0.62)	--	(0.62)
2004	$19.88	0.50	(0.32)	0.18	(0.50)	--	(0.50)
2005(11)	$19.56	0.25	(0.16)	0.09	(0.25)	--	(0.25)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Total return would have been 6.37% without the payments by affiliates. See note L of Notes to Financial Statements.

(5) Not annualized.

(6) Computed on an annualized basis.

(7) Total return would have been 5.52% without the payments by affiliates. See note L of Notes to Financial Statements.

(8) Total return would have been 4.95% without the payments by affiliates. See note L of Notes to Financial Statements.

(9) There were no fee reductions in this period.

(10) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(11) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets

Payments by affiliates	Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(10)

--	$20.25	9.56%		0.76%		6.53%		0.79%		6.50%		$157,978	28%
0.39	$20.77	8.30	%(4)	0.97%		5.44%		1.01%		5.40%		$149,588	149%
--	$21.27	7.45%		1.08%		4.74%		--	(9)	--	(9)	$146,976	54%
--	$21.42	4.65%		1.08%		3.78%		--	(9)	--	(9)	$166,215	73%
--	$21.23	3.07%		1.08%		3.46%		--	(9)	--	(9)	$162,998	53%
--	$21.39	2.54	%(5)	1.07	%(6)	3.54	%(6)	--	(9)	--	(9)	$165,415	32%

--	$10.22	11.03%		0.77%		5.77%		0.81%		5.73%		$ 75,342	24%
0.18	$10.43	7.28	%(7)	0.99%		5.05%		1.04%		5.00%		$ 69,700	64%
--	$10.92	9.46%		1.10%		4.38%		--	(9)	--	(9)	$ 81,232	60%
--	$10.65	1.34%		1.10%		3.45%		--	(9)	--	(9)	$ 81,671	78%
--	$10.52	2.67%		1.11%		3.37%		--	(9)	--	(9)	$ 90,288	43%
--	$10.50	1.59	%(5)	1.09	%(6)	3.50	%(6)	--	(9)	--	(9)	$106,198	17%

--	$10.71	7.53%		0.83%		4.60%		0.88%		4.55%		$ 16,392	--
--	$10.46	3.89%		1.08%		3.93%		1.13%		3.88%		$ 16,374	100%
--	$10.92	8.15%		1.33%		3.24%		--	(9)	--	(9)	$ 18,268	27%
--	$10.96	3.57%		1.27%		2.66%		--	(9)	--	(9)	$ 23,854	17%
--	$10.76	0.94%		1.29%		2.44%		--	(9)	--	(9)	$ 24,589	17%
--	$10.73	0.88	%(5)	1.24	%(6)	2.32	%(6)	--	(9)	--	(9)	$ 25,750	39%

--	$ 8.11	9.87%		0.76%		6.24%		0.85%		6.15%		$ 31,849	9%
--	$ 8.32	8.14%		1.03%		5.37%		1.08%		5.32%		$ 35,938	25%
--	$ 8.55	7.61%		1.19%		4.46%		--	(9)	--	(9)	$ 46,313	63%
--	$ 8.82	7.02%		1.14%		2.82%		--	(9)	--	(9)	$ 43,928	71%
--	$ 9.02	5.86%		1.16%		3.45%		--	(9)	--	(9)	$ 64,853	38%
--	$ 9.03	1.73	%(5)	1.12	%(6)	2.32	%(6)	--	(9)	--	(9)	$ 78,361	14%

--	$21.32	8.01%		0.85%		4.62%		0.88%		4.59%		$ 48,408	1%
--	$20.95	3.60%		1.00%		3.95%		1.05%		3.90%		$ 42,276	39%
--	$21.87	8.20%		1.17%		3.39%		--	(9)	--	(9)	$ 52,160	28%
--	$21.90	3.42%		1.16%		2.72%		--	(9)	--	(9)	$ 55,450	20%
--	$21.50	1.52%		1.17%		2.63%		--	(9)	--	(9)	$ 52,565	13%
--	$21.41	0.85	%(5)	1.15	%(6)	2.56	%(6)	--	(9)	--	(9)	$ 50,846	36%

--	$19.52	7.83%		0.73%		6.01%		0.76%		5.98%		$115,511	29%
0.37	$19.77	6.84	%(8)	0.93%		5.39%		0.98%		5.34%		$113,552	65%
--	$19.87	5.08%		1.07%		4.41%		--	(9)	--	(9)	$121,093	58%
--	$19.88	3.18%		1.07%		3.05%		--	(9)	--	(9)	$155,883	51%
--	$19.56	0.91%		1.07%		2.53%		--	(9)	--	(9)	$150,175	54%
--	$19.40	0.48	%(5)	1.06	%(6)	2.63	%(6)	--	(9)	--	(9)	$143,022	24%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

INVESTMENT A SHARES
Huntington Fixed Income Securities Fund
2000	$19.74	1.24	0.53	1.77	(1.26)	--	(1.26)
2001	$20.25	1.12	0.07	1.19	(1.06)	--	(1.06)
2002	$20.77	0.94	0.50	1.44	(0.95)	--	(0.95)
2003	$21.26	0.76	0.17	0.93	(0.77)	--	(0.77)
2004	$21.42	0.68	(0.09)	0.59	(0.69)	(0.09)	(0.78)
2005(11)	$21.23	0.35	0.15	0.50	(0.35)	--	(0.35)
Huntington Intermediate Government Income Fund
2000	$ 9.76	0.54	0.47	1.01	(0.55)	--	(0.55)
2001	$10.22	0.51(3)	0.01	0.52	(0.49)	--	(0.49)
2002	$10.43	0.44	0.50	0.94	(0.45)	--	(0.45)
2003	$10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)
2004	$10.65	0.33	(0.07)	0.26	(0.35)	(0.04)	(0.39)
2005(11)	$10.52	0.17	(0.02)	0.15	(0.17)	--	(0.17)
Huntington Michigan Tax-Free Fund
2000	$10.44	0.46	0.28	0.74	(0.46)	(0.01)	(0.47)
2001	$10.71	0.39	(0.01)	0.38	(0.39)	(0.24)	(0.63)
2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)
2003	$10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)
2004	$10.96	0.24	(0.17)	0.07	(0.24)	(0.03)	(0.27)
2005(11)	$10.76	0.11	(0.03)	0.08	(0.11)	--	(0.11)
Huntington Mortgage Securities Fund
2000	$ 7.89	0.49	0.23	0.72	(0.47)	--	(0.47)
2001	$ 8.14	0.42	0.20	0.62	(0.41)	--	(0.41)
2002	$ 8.35	0.36	0.24	0.60	(0.37)	--	(0.37)
2003	$ 8.58	0.17	0.39	0.56	(0.28)	--	(0.28)
2004	$ 8.86	0.28	0.21	0.49	(0.28)	--	(0.28)
2005(11)	$ 9.07	0.13	0.01	0.14	(0.13)	--	(0.13)
Huntington Ohio Tax-Free Fund
2000	$20.67	0.92	0.64	1.56	(0.92)	--	(0.92)
2001	$21.31	0.79	(0.08)	0.71	(0.79)	(0.29)	(1.08)
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
2003	$21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)
2004	$21.88	0.52	(0.23)	0.29	(0.52)	(0.16)	(0.68)
2005(11)	$21.49	0.25	(0.09)	0.16	(0.25)	--	(0.25)
Huntington Short/Intermediate Fixed Income Securities Fund
2003(8)	$20.08	0.32	(0.19)	0.13	(0.32)	--	(0.32)
2004	$19.89	0.45	(0.33)	0.12	(0.45)	--	(0.45)
2005(11)	$19.56	0.23	(0.16)	0.07	(0.23)	--	(0.23)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Total return would have been 6.11% without the payments by affiliates. See note L of Notes to Financial Statements.

(7) Total return would have been 5.25% without the payments by affiliates. See note L of Notes to Financial Statements.

(8) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.

(9) There were no fee reductions in this period.

(10) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(11) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets

Payments by affiliates	Net Asset, Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(10)

--	$20.25	9.27%		1.01%		6.29%		1.03%		6.27%		$1,132	28%
0.39	$20.77	8.04	%(6)	1.22%		5.18%		1.26%		5.14%		$1,205	149%
--	$21.26	7.14%		1.33%		4.47%		--	(9)	--	(9)	$1,512	54%
--	$21.42	4.43%		1.33%		3.47%		--	(9)	--	(9)	$2,532	73%
--	$21.23	2.81%		1.33%		3.22%		--	(9)	--	(9)	$2,314	53%
--	$21.38	2.37	%(4)	1.32	%(5)	3.31	%(5)	--	(9)	--	(9)	$1,888	32%

--	$10.22	10.74%		1.02%		5.52%		1.06%		5.48%		$1,705	24%
0.18	$10.43	7.01	%(7)	1.24%		4.80%		1.29%		4.75%		$1,706	64%
--	$10.92	9.17%		1.35%		3.89%		--	(9)	--	(9)	$6,766	60%
--	$10.65	1.09%		1.35%		3.18%		--	(9)	--	(9)	$7,486	78%
--	$10.52	2.42%		1.36%		3.16%		--	(9)	--	(9)	$4,182	43%
--	$10.50	1.47	%(4)	1.34	%(5)	3.27	%(5)	--	(9)	--	(9)	$4,090	17%

--	$10.71	7.27%		1.09%		4.34%		1.14%		4.29%		$6,059	--
--	$10.46	3.63%		1.33%		3.70%		1.38%		3.65%		$5,023	100%
--	$10.93	7.98%		1.58%		2.99%		--	(9)	--	(9)	$5,209	27%
--	$10.96	3.21%		1.52%		2.40%		--	(9)	--	(9)	$6,241	17%
--	$10.76	0.69%		1.54%		2.19%		--	(9)	--	(9)	$6,108	17%
--	$10.73	0.75	%(4)	1.49	%(5)	2.09	%(5)	--	(9)	--	(9)	$5,306	39%

--	$ 8.14	9.55%		1.01%		6.01%		1.20%		5.82%		$ 779	9%
--	$ 8.35	7.85%		1.28%		5.12%		1.33%		5.07%		$ 826	25%
--	$ 8.58	7.30%		1.44%		4.07%		--	(9)	--	(9)	$2,859	63%
--	$ 8.86	6.71%		1.37%		2.74%		--	(9)	--	(9)	$1,214	71%
--	$ 9.07	5.66%		1.40%		3.18%		--	(9)	--	(9)	$1,257	38%
--	$ 9.08	1.59	%(4)	1.36	%(5)	2.09	%(5)	--	(9)	--	(9)	$1,409	14%

--	$21.31	7.73%		1.10%		4.37%		1.13%		4.34%		$1,119	1%
--	$20.94	3.35%		1.25%		3.63%		1.29%		3.59%		$1,923	39%
--	$21.86	7.94%		1.43%		3.11%		--	(9)	--	(9)	$3,292	28%
--	$21.88	3.11%		1.41%		2.45%		--	(9)	--	(9)	$5,913	20%
--	$21.49	1.32%		1.42%		2.39%		--	(9)	--	(9)	$4,657	13%
--	$21.40	0.73	%(4)	1.40	%(5)	2.32	%(5)	--	(9)	--	(9)	$3,566	36%

--	$19.89	0.65	%(4)	1.31	%(5)	2.47	%(5)	--	(9)	--	(9)	$8,061	51%
--	$19.56	0.60%		1.32%		2.29%		--	(9)	--	(9)	$4,538	54%
--	$19.40	0.36	%(4)	1.31	%(5)	2.39	%(5)	--	(9)	--	(9)	$3,716	24%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

INVESTMENT B SHARES
Huntington Fixed Income Securities Fund
2000(6)	$19.56	0.75	0.73	1.48	(0.79)	--	(0.79)
2001	$20.25	0.63	0.44	1.07	(0.96)	--	(0.96)
2002	$20.75	0.83	0.50	1.33	(0.85)	--	(0.85)
2003	$21.23	0.65	0.17	0.82	(0.66)	--	(0.66)
2004	$21.39	0.58	(0.09)	0.49	(0.59)	(0.09)	(0.68)
2005(13)	$21.20	0.29	0.15	0.44	(0.29)	--	(0.29)
Huntington Intermediate Government Income Fund
2003(7)	$10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)
2004	$10.66	0.28	(0.09)	0.19	(0.29)	(0.04)	(0.33)
2005(13)	$10.52	0.15	(0.01)	0.14	(0.15)	--	(0.15)
Huntington Michigan Tax-Free Fund
2003(8)	$11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)
2004	$10.95	0.19	(0.17)	0.02	(0.19)	(0.03)	(0.22)
2005(13)	$10.75	0.08	(0.02)	0.06	(0.08)	--	(0.08)
Huntington Mortgage Securities Fund
2003(9)	$ 8.70	0.13	0.17	0.30	(0.17)	--	(0.17)
2004	$ 8.83	0.23	0.21	0.44	(0.25)	--	(0.25)
2005(13)	$ 9.02	0.11	0.02	0.13	(0.11)	--	(0.11)
Huntington Ohio Tax-Free Fund
2003(10)	$21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)
2004	$21.88	0.41	(0.23)	0.18	(0.41)	(0.16)	(0.57)
2005(13)	$21.49	0.19	(0.09)	0.10	(0.19)	--	(0.19)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Total return would have been 5.46% without the payments by affiliates. See note L of Notes to Financial Statements.

(6) Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

(7) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.

(8) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.

(9) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.

(10) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.

(11) There were no fee reductions in this period.

(12) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(13) Six months ended June 30, 2005 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets

Payments by affiliates	Net Asset, Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(12)

--	$20.25	7.72	%(3)	1.68	%(4)	5.73	%(4)	--	(11)	--	(11)	$ 2	28%
0.39	$20.75	7.39	%(5)	1.76%		4.39%		--	(11)	--	(11)	$ 472	149%
--	$21.23	6.59%		1.82%		3.88%		--	(11)	--	(11)	$1,852	58%
--	$21.39	3.92%		1.83%		2.99%		--	(11)	--	(11)	$3,212	73%
--	$21.20	2.31%		1.83%		2.72%		--	(11)	--	(11)	$3,040	53%
--	$21.35	2.12	%(3)	1.82	%(4)	2.79	%(4)	--	(11)	--	(11)	$3,243	32%

--	$10.66	(1.13	)%(3)	1.86	%(4)	2.41	%(4)	--	(11)	--	(11)	$ 492	78%
--	$10.52	1.81%		1.86%		2.62%		--	(11)	--	(11)	$ 470	43%
--	$10.51	1.31	%(3)	1.84	%(4)	2.75	%(4)	--	(11)	--	(11)	$ 558	17%

--	$10.95	0.09	%(3)	2.03	%(4)	1.68	%(4)	--	(11)	--	(11)	$ 580	17%
--	$10.75	0.18%		2.04%		1.69%		--	(11)	--	(11)	$ 789	17%
--	$10.73	0.60	%(3)	1.99	%(4)	1.58	%(4)	--	(11)	--	(11)	$ 670	39%

--	$ 8.83	3.47	%(3)	1.93	%(4)	1.14	%(4)	--	(11)	--	(11)	$ 280	71%
--	$ 9.02	5.00%		1.90%		2.68%		--	(11)	--	(11)	$ 482	38%
--	$ 9.04	1.46	%(3)	1.87	%(4)	2.66	%(4)	--	(11)	--	(11)	$ 720	14%

--	$21.88	1.32	%(3)	1.93	%(4)	1.86	%(4)	--	(11)	--	(11)	$1,685	20%
--	$21.49	0.81%		1.92%		1.88%		--	(11)	--	(11)	$1,729	13%
--	$21.40	0.48	%(3)	1.90	%(4)	1.82	%(4)	--	(11)	--	(11)	$1,673	36%

Combined Notes to Financial Statements

June 30, 2005 (unaudited)

(1) Organization

The Huntington Funds (the "Trust"), established under the laws of the Commonwealth of Massachusetts on February 10, 1987, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust changed its name from The Monitor Funds to The Huntington Funds on January 1, 1999. The Trust operates nineteen separate series, or mutual funds, each with its own investment objective and strategy. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

Funds	Investment Share Classes Offered

Huntington Florida Tax-Free Money Fund ("Florida Tax-Free Money")	Trust & A
Huntington Money Market Fund ("Money Market")	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")	Trust & A
Huntington U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")	Trust & A
Huntington Dividend Capture Fund ("Dividend Capture")	Trust, A & B
Huntington Growth Fund ("Growth")	Trust, A & B
Huntington Income Equity Fund ("Income Equity")	Trust, A & B
Huntington International Equity Fund ("International Equity")	Trust, A & B
Huntington Macro 100 Fund ("Macro 100")	Trust, A & B
Huntington Mid Corp America Fund ("Mid Corp America")	Trust, A & B
Huntington New Economy Fund ("New Economy")	Trust, A & B
Huntington Rotating Markets Fund ("Rotating Markets")	Trust & A
Huntington Situs Small Cap Fund ("Situs Small Cap")	Trust, A & B
Huntington Fixed Income Securities Fund ("Fixed Income")	Trust, A & B
Huntington Intermediate Government Income Fund ("Intermediate Government Income")	Trust, A & B
Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")	Trust, A & B
Huntington Mortgage Securities Fund ("Mortgage Securities")	Trust, A & B
Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income")	Trust & A

Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Under the Trust's organizational documents, its officers and Board of Trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

A. Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Trustees, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign equity securities are valued at the last sales price, or if no sales price is given at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including foreign debt securities and zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, to make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor") determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, su ch events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Funds except as follows: Dividend Capture, Income Equity and Mortgage Securities declare and pay dividends monthly; International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap declare and pay dividends, if any, annually; and the Growth Fund declares and pays dividends, if any, quarterly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, paydowns, and distributions), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discount, gain/loss, paydowns, capital loss carryforwards and losses deferred due to wash sales.

D. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to International Equity, New Economy and Situs Small Cap have been provided for in accordance with each Fund's applicable country's tax rules and rates.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Florida Tax-Free Money	$ 23,371,688	$ --	$ --	$ --
Money Market	740,494,854	--	--	--
Ohio Municipal Money Market	162,597,299	--	--	--
U.S. Treasury Money Market	546,896,847	--	--	--
Dividend Capture	125,777,481	5,543,747	(1,751,042)	3,792,705
Growth	155,003,458	116,662,776	(5,766,674)	110,896,102
Income Equity	170,789,028	61,760,228	(2,729,799)	59,030,429
International Equity	127,432,226	30,481,893	(1,022,230)	29,459,663
Macro 100	24,187,031	1,942,919	(733,139)	1,209,780
Mid Corp America	105,350,757	51,100,975	(1,027,386)	50,073,589
New Economy	58,751,889	18,587,550	(600,210)	17,987,340
Rotating Markets	23,617,616	3,913,744	(2,738)	3,911,006
Situs Small Cap	53,656,945	20,325,745	(912,543)	19,413,202
Fixed Income	163,578,055	5,997,746	(906,559)	5,091,187
Intermediate Government Income	110,040,232	1,534,740	(376,388)	1,158,352
Michigan Tax-Free	30,945,193	646,421	(79,987)	566,434
Mortgage Securities	78,896,677	2,987,939	(232,077)	2,755,862
Ohio Tax-Free	54,601,038	1,263,572	(98,088)	1,165,484
Short/Intermediate Fixed Income	146,931,398	164,993	(1,594,564)	(1,429,571)

E. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the "settled shares method." Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

F. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

G. Foreign Exchange Contracts

International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2005, Internatio nal Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

H. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

I. Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of Dividend Capture's written option activity for the six months ended June 30, 2005:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2004	150	$ 26,775
Options written	640	81,157
Options expired	(100)	(12,100)
Options closed	(340)	(55,958)
Options exercised	(100)	(20,275)
Outstanding at 6/30/2005	250	$ 19,599

At June 30, 2005, Dividend Capture had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

ConocoPhillips	Call	August 2005	60	100	14,500	$ (7,150)
Equity Office Properties Trust	Call	October 2005	35	100	4,500	1,349
Kimco Realty Corp.	Call	October 2005	60	50	6,000	400

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (5,401)

The following is a summary of Income Equity's written option activity for the six months ended June 30, 2005:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2004	5,964	$ 1,004,037
Options written	34,766	7,351,075
Options expired	(1,110)	(161,274)
Options closed	(22,524)	(4,724,729)
Options exercised	(927)	(301,199)
Outstanding at 6/30/2005	16,169	$ 3,167,910

At June 30 2005, Income Equity had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Alltel Corp.	Call	October 2005	65	1200	138,000	$ (37,204)
ChevronTexaco Corp.	Call	January 2006	52.5	1148	619,920	(244,540)
ConocoPhillips	Call	January 2006	50	1178	1,095,540	(643,766)
Diebold, Inc.	Call	November 2005	55	407	2,035	37,182
Duke Energy Corp.	Call	January 2006	30	1660	215,800	(84,666)
Equity Office Properties Trust	Call	January 2006	35	760	57,000	18,237
Equity Residential Properties Trust	Call	January 2006	40	558	47,430	(20,089)
Exelon Corp.	Call	October 2005	50	325	84,500	(65,326)
Exelon Corp.	Call	January 2006	50	325	110,500	(43,228)
Fortune Brands, Inc.	Call	September 2005	95	550	38,500	49,177
General Electric Co.	Call	September 2005	37.5	1400	28,000	89,595
Intel Corp.	Call	October 2005	27.5	965	77,200	14,471
May Department Stores Co.	Call	September 2005	40	770	88,550	(42,899)
Microsoft Corp.	Call	October 2005	27.5	830	12,450	19,919
Monsanto Co.	Call	January 2006	70	640	172,800	(8,519)
Occidental Petroleum Corp.	Call	August 2005	65	470	578,100	(217,622)
Occidental Petroleum Corp.	Call	January 2006	70	470	484,100	40,868
Royal Dutch Petroleum Co.	Call	January 2006	55	156	162,240	(81,591)
Royal Dutch Petroleum Co.	Call	January 2006	60	364	225,680	(88,457)
R.R. Donnelley & Sons Co.	Call	December 2005	35	940	108,100	6,800
V.F. Corp.	Call	November 2005	65	459	11,475	27,327
Wachovia Corp.	Call	July 2005	50	594	35,640	48,681

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (1,225,650)

The following is a summary of Situs Small Cap's written option activity for the six months ended June 30, 2005:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2004	300	$ 78,648
Options written	--	--
Options expired	--	--
Options closed	(300)	(78,648)
Options exercised	--	--
Outstanding at 6/30/2005	--	--

At June 30, 2005, Situs Small Cap had no outstanding options.

The following is a summary of Mortgage Securities' written option activity for the six months ended June 30, 2005:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2004	--	$ --
Options written	214	21,737
Options expired	--	--
Options closed	--	--
Options exercised	--	--
Outstanding at 6/30/2005	214	$ 21,737

At June 30, 2005, Mortgage Securities had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Boston Properties, Inc.	Call	January 2006	70	34	11,900	$ (3,673)
Duke Realty Corp.	Call	December 2005	35	50	2,000	200
Health Care Property Investors, Inc.	Call	January 2006	30	50	1,000	700
Home Properties, Inc.	Call	January 2006	45	50	5,000	(1,300)
Regency Centers Corp.	Call	January 2006	60	30	4,650	1,260

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (2,813)

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (33 1/ 3% for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, 5% for Michigan Tax-Free, and 20% for the remaining Funds) on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of securities on loan for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, and at least equal to 102% of the value of securities on loan for the remaining Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and in terest that would have been earned on securities on loan. In addition, the Funds retain a portion of the interest received on investment of collateral. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. For the six months ended June 30, 2005, Boston Global Advisers ("BGA") ser ved as sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank ("Huntington"), as custodian of each of the Funds except International Equity, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of June 30, 2005, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*

Dividend Capture	$2,738,024	$3,236,525
Growth	924,900	945,000
Income Equity	5,724,767	5,847,350
Mid Corp America	2,886,390	2,950,500
New Economy	1,534,688	1,723,000
Situs Small Cap	2,445,748	2,497,475

* Includes securities and cash collateral

K. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's Pricing Committee.

L. Payments by Affiliates

During the period ended December 31, 2001, Huntington Bancshares, Inc. voluntarily contributed $4,161,828 to Money Market. In addition, Huntington Bancshares, Inc. voluntarily purchased securities from Fixed Income, Intermediate Government Income and Short/Intermediate Fixed Income for their amortized cost. The payments by affiliates in the accompanying financial statements reflect the difference between the fair market value and amortized cost of the securities. As a result of the transactions, $3,116,000, $1,335,000 and $2,226,000 of Fixed Income, Intermediate Government Income, and Short/Intermediate Fixed Income, respectively, was deemed as a payment by affiliates, to reimburse the effect of the loss.

M. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimated.

N. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with a par value of $.001 per share). Transactions in capital stock were as follows:

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Florida Tax-Free Money
Year Ended December 31, 2004	$ 34,825,166	$ --	$ (35,115,080)	$ (289,914)	34,825,166	--	(35,115,080)	(289,914)
Six Months Ended June 30, 2005	20,305,618	--	(21,753,123)	(1,447,505)	20,305,618	--	(21,753,123)	(1,447,505)
Money Market
Year Ended December 31, 2004	923,959,518	8,507	(849,970,008)	73,998,017	923,959,518	8,507	(849,970,008)	73,998,017
Six Months Ended June 30, 2005	550,826,015	13,867	(505,950,235)	44,889,647	550,826,015	13,867	(505,950,168)	44,889,714
Ohio Municipal Money Market
Year Ended December 31, 2004	124,795,216	1,727	(120,400,796)	4,396,147	124,795,216	1,727	(120,400,796)	4,396,147
Six Months Ended June 30, 2005	80,862,076	1,984	(85,523,198)	(4,659,138)	80,862,076	1,983	(85,523,198)	(4,659,139)
U.S. Treasury Money Market
Year Ended December 31, 2004	1,966,950,982	117,804	(2,107,010,358)	(139,941,572)	1,966,950,982	117,804	(2,107,010,358)	(139,941,572)
Six Months Ended June 30, 2005	889,656,736	231,991	(791,868,752)	98,019,975	889,656,736	231,991	(791,868,752)	98,019,975

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Florida Tax-Free Money
Year Ended December 31, 2004	$ 22,476,294	$ 4,516	$ (22,784,814)	$ (304,004)	22,476,294	4,516	(22,784,814)	(304,004)
Six Months Ended June 30, 2005	8,364,337	4,659	(9,237,596)	(868,600)	8,364,337	4,659	(9,237,597)	(868,601)
Money Market
Year Ended December 31, 2004	540,406,647	376,255	(567,688,187)	(26,905,285)	540,406,647	376,255	(567,688,187)	(26,905,285)
Six Months Ended June 30, 2005	256,705,971	834,295	(255,598,358)	1,941,908	256,705,972	834,295	(255,598,863)	1,941,404
Ohio Municipal Money Market
Year Ended December 31, 2004	234,857,848	47,862	(231,015,062)	3,890,648	234,857,848	47,862	(231,015,062)	3,890,648
Six Months Ended June 30, 2005	105,286,233	87,661	(114,839,480)	(9,465,586)	105,286,233	87,661	(114,839,480)	(9,465,586)
U.S. Treasury Money Market
Year Ended December 31, 2004	462,868,462	61,516	(448,293,073)	14,636,905	462,868,462	61,516	(448,293,073)	14,636,905
Six Months Ended June 30, 2005	140,389,565	166,207	(146,798,882)	(6,243,110)	140,389,565	166,207	(146,798,882)	(6,243,110)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Money Market
Year Ended December 31, 2004	$ 10,474	$ 386	$ (19,972)	$ (9,111)	10,475	386	(19,972)	(9,111)
Six Months Ended June 30, 2005	2,460	537	(159)	2,838	2,460	537	(159)	2,838

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Interfund Shares				Interfund Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Money Market
Year Ended December 31, 2004	$ 269,042,010	$ --	$ (265,234,404)	$ 3,807,606	269,042,010	--	(265,234,404)	3,807,606
Six Months Ended June 30, 2005	184,679,953	--	(180,531,979)	4,147,974	184,679,953	--	(180,531,974)	4,147,979

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Dividend Capture
Year Ended December 31, 2004	$ 40,597,115	$ 2,174,667	$ (12,747,278)	$ 30,024,504	3,582,590	190,594	(1,124,467)	2,648,717
Six Months Ended June 30, 2005	34,967,589	740,576	(16,127,594)	19,580,571	3,083,252	65,236	(1,417,858)	1,730,630
Growth
Year Ended December 31, 2004	48,613,110	2,163,708	(53,248,558)	(2,471,740)	1,240,641	52,568	(1,352,682)	(59,473)
Six Months Ended June 30, 2005	14,430,776	--	(16,499,579)	(2,068,803)	357,710	--	(407,670)	(49,960)
Income Equity
Year Ended December 31, 2004	33,757,012	7,068,603	(40,883,091)	(57,476)	1,050,303	226,251	(1,276,529)	25
Six Months Ended June 30, 2005	11,976,009	784,974	(13,422,258)	(661,275)	364,530	23,761	(406,723)	(18,432)
International Equity
Year Ended December 31, 2004	39,774,266	240,625	(11,439,591)	28,575,300	4,223,588	22,790	(1,234,961)	3,011,417
Six Months Ended June 30, 2005	24,823,909	--	(9,928,764)	14,895,145	2,348,373	--	(934,037)	1,414,336
Macro 100
Period Ended December 31, 2004 (1)	16,717,568	27,849	(459,318)	16,286,099	1,659,304	2,489	(42,750)	1,619,043
Six Months Ended June 30, 2005	7,015,007	--	(1,729,724)	5,285,283	670,552	--	(164,849)	505,703
Mid Corp America
Year Ended December 31, 2004	19,463,488	83,226	(37,404,807)	(17,858,093)	1,569,976	6,000	(3,015,746)	(1,439,770)
Six Months Ended June 30, 2005	12,716,732	--	(15,447,358)	(2,730,626)	926,089	--	(1,111,995)	(185,906)
New Economy
Year Ended December 31, 2004	15,225,546	--	(5,407,910)	9,817,636	1,232,414	--	(435,888)	796,526
Six Months Ended June 30, 2005	12,382,863	--	(4,136,395)	8,246,468	873,325	--	(289,364)	583,961
Rotating Markets
Year Ended December 31, 2004	4,249,141	90,461	(3,063,373)	1,276,229	451,042	9,012	(325,420)	134,634
Six Months Ended June 30, 2005	3,491,748	--	(1,183,882)	2,307,866	343,512	--	(114,610)	228,902
Situs Small Cap
Year Ended December 31, 2004	25,330,535	675,480	(7,664,364)	18,341,651	1,685,292	39,762	(512,710)	1,212,344
Six Months Ended June 30, 2005	9,765,425	--	(5,201,082)	4,564,343	572,110	--	(304,576)	267,534

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Dividend Capture
Year Ended December 31, 2004	$ 3,578,818	$ 598,761	$ (9,093,713)	$ (4,916,134)	314,522	52,711	(811,713)	(444,480)
Six Months Ended June 30, 2005	2,336,671	135,536	(934,145)	1,538,062	205,371	11,958	(82,153)	135,176
Growth
Year Ended December 31, 2004	1,604,187	189,997	(2,822,597)	(1,028,413)	41,487	4,664	(72,784)	(26,633)
Six Months Ended June 30, 2005	752,423	897	(1,254,987)	(501,667)	18,923	22	(31,360)	(12,415)
Income Equity
Year Ended December 31, 2004	1,676,224	415,063	(681,227)	1,410,060	51,557	13,276	(20,880)	43,953
Six Months Ended June 30, 2005	1,330,593	47,335	(557,040)	820,888	40,565	1,432	(16,919)	25,078
International Equity
Year Ended December 31, 2004	1,968,956	1,022	(1,799,659)	170,319	213,352	97	(194,289)	19,160
Six Months Ended June 30, 2005	982,094	--	(424,443)	557,651	93,175	--	(40,444)	52,731
Macro 100
Period Ended December 31, 2004 (1)	787,483	1,665	(13,817)	775,331	76,362	149	(1,296)	75,215
Six Months Ended June 30, 2005	726,476	--	(78,188)	648,288	68,801	--	(7,497)	61,304
Mid Corp America
Year Ended December 31, 2004	1,071,327	5,141	(1,715,229)	(638,761)	86,634	375	(138,293)	(51,284)
Six Months Ended June 30, 2005	1,018,014	--	(438,130)	579,884	74,505	--	(32,097)	42,408
New Economy
Year Ended December 31, 2004	655,968	--	(765,975)	(110,007)	53,511	--	(61,054)	(7,543)
Six Months Ended June 30, 2005	1,888,177	--	(399,721)	1,488,456	132,992	--	(27,871)	105,121
Rotating Markets
Year Ended December 31, 2004	415,997	7,276	(208,013)	215,260	43,174	733	(22,028)	21,879
Six Months Ended June 30, 2005	333,579	--	(200,432)	133,147	32,673	--	(19,435)	13,238
Situs Small Cap
Year Ended December 31, 2004	874,966	24,690	(282,330)	617,326	57,698	1,463	(18,789)	40,372
Six Months Ended June 30, 2005	1,401,540	104	(101,966)	1,299,678	82,795	6	(6,024)	76,777

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Dividend Capture
Year Ended December 31, 2004	$ 3,989,488	$ 1,085,837	$ (1,487,645)	$ 3,587,680	352,444	95,502	(131,985)	315,961
Six Months Ended June 30, 2005	2,140,909	257,036	(670,539)	1,727,406	188,433	22,734	(58,930)	152,237
Growth
Year Ended December 31, 2004	1,514,166	111,552	(793,203)	832,515	39,487	2,811	(20,787)	21,511
Six Months Ended June 30, 2005	584,179	--	(516,306)	67,873	15,052	--	(13,252)	1,800
Income Equity
Year Ended December 31, 2004	1,788,198	664,055	(923,219)	1,529,034	55,314	21,380	(28,888)	47,806
Six Months Ended June 30, 2005	915,991	53,899	(497,458)	472,432	27,944	1,632	(15,198)	14,378
International Equity
Year Ended December 31, 2004	207,538	--	(58,183)	149,355	22,723	--	(6,268)	16,455
Six Months Ended June 30, 2005	352,117	--	(21,818)	330,299	33,892	--	(2,082)	31,810
Macro 100
Period Ended December 31, 2004 (1)	761,197	--	(22,121)	739,076	74,484	--	(2,130)	72,354
Six Months Ended June 30, 2005	615,847	--	(68,695)	547,152	58,850	--	(6,597)	52,253
Mid Corp America
Year Ended December 31, 2004	1,416,522	12,111	(588,337)	840,296	117,080	898	(48,003)	69,975
Six Months Ended June 30, 2005	774,356	--	(414,697)	359,659	57,663	--	(30,756)	26,907
New Economy
Year Ended December 31, 2004	539,411	--	(198,643)	340,768	44,349	--	(16,444)	27,905
Six Months Ended June 30, 2005	698,029	--	(155,603)	542,426	50,609	--	(11,243)	39,366
Situs Small Cap
Year Ended December 31, 2004	897,444	30,548	(90,211)	837,781	60,679	1,831	(6,216)	56,294
Six Months Ended June 30, 2005	578,194	--	(86,414)	491,780	34,803	--	(5,181)	29,622

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Fixed Income
Year Ended December 31, 2004	$ 31,401,679	$ 2,584,607	$ (35,748,326)	$ (1,762,040)	1,471,587	121,328	(1,674,084)	(81,169)
Six Months Ended June 30, 2005	14,168,961	1,420,208	(14,363,624)	1,225,545	668,507	66,952	(678,392)	57,067
Intermediate Government Income
Year Ended December 31, 2004	25,117,355	1,006,994	(16,425,156)	9,699,193	2,377,377	95,383	(1,554,558)	918,202
Six Months Ended June 30, 2005	24,041,149	723,421	(8,852,437)	15,912,133	2,301,816	69,091	(845,037)	1,525,870
Michigan Tax-Free
Year Ended December 31, 2004	6,549,832	29,324	(5,411,225)	1,167,931	604,429	2,704	(498,032)	109,101
Six Months Ended June 30, 2005	3,813,742	13,632	(2,604,772)	1,222,602	355,803	1,273	(243,733)	113,343
Mortgage Securities
Year Ended December 31, 2004	23,643,592	636,448	(4,484,072)	19,795,968	2,640,537	71,398	(504,100)	2,207,835
Six Months Ended June 30, 2005	22,652,616	435,551	(9,814,634)	13,273,533	2,529,469	48,677	(1,094,064)	1,484,082
Ohio Tax-Free
Year Ended December 31, 2004	10,164,082	98,165	(12,089,084)	(1,826,837)	464,143	4,533	(556,436)	(87,760)
Six Months Ended June 30, 2005	3,354,793	39,070	(4,876,013)	(1,482,150)	156,547	1,826	(227,873)	(69,500)
Short/Intermediate Fixed Income
Year Ended December 31, 2004	55,701,438	1,357,778	(60,127,392)	(3,068,176)	2,816,004	68,787	(3,046,501)	(161,710)
Six Months Ended June 30, 2005	20,152,113	826,655	(26,918,521)	(5,939,753)	1,040,447	42,585	(1,388,940)	(305,908)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Fixed Income
Year Ended December 31, 2004	$ 877,344	$ 81,682	$ (1,147,900)	$ (188,874)	40,880	3,835	(53,905)	(9,190)
Six Months Ended June 30, 2005	154,556	33,844	(625,958)	(437,558)	7,288	1,596	(29,631)	(20,747)
Intermediate Government Income
Year Ended December 31, 2004	1,339,075	79,063	(4,676,362)	(3,258,224)	127,330	7,491	(439,932)	(305,111)
Six Months Ended June 30, 2005	414,265	32,161	(529,873)	(83,447)	39,452	3,072	(50,814)	(8,290)
Michigan Tax-Free
Year Ended December 31, 2004	893,374	137,580	(1,064,929)	(33,975)	82,762	12,708	(97,158)	(1,688)
Six Months Ended June 30, 2005	96,572	58,751	(941,179)	(785,856)	9,048	5,486	(87,977)	(73,443)
Mortgage Securities
Year Ended December 31, 2004	115,527	32,777	(134,564)	13,740	12,859	3,659	(14,923)	1,595
Six Months Ended June 30, 2005	172,055	16,617	(39,566)	149,106	19,089	1,849	(4,395)	16,543
Ohio Tax-Free
Year Ended December 31, 2004	573,565	72,381	(1,798,612)	(1,152,666)	26,362	3,344	(83,196)	(53,490)
Six Months Ended June 30, 2005	92,869	27,349	(1,188,356)	(1,068,138)	4,349	1,279	(55,629)	(50,001)
Short/Intermediate Fixed Income
Year Ended December 31, 2004	895,881	60,967	(4,373,210)	(3,416,362)	45,343	3,082	(221,805)	(173,380)
Six Months Ended June 30, 2005	82,605	18,208	(887,142)	(786,329)	4,264	938	(45,652)	(40,450)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Fixed Income
Year Ended December 31, 2004	$ 396,326	$ 85,534	$ (621,670)	$ (139,810)	18,545	4,023	(29,332)	(6,764)
Six Months Ended June 30, 2005	305,712	42,848	(168,644)	179,916	14,454	2,023	(7,972)	8,505
Intermediate Government Income
Year Ended December 31, 2004	162,962	12,619	(191,770)	(16,189)	15,311	1,195	(18,011)	(1,505)
Six Months Ended June 30, 2005	112,405	7,515	(31,693)	88,227	10,781	718	(3,039)	8,460
Michigan Tax-Free
Year Ended December 31, 2004	$ 377,027	$ 14,034	$ (165,648)	$ 225,413	34,352	1,299	(15,222)	20,429
Six Months Ended June 30, 2005	15,650	6,999	(139,957)	(117,308)	1,458	653	(13,108)	(10,997)
Mortgage Securities
Year Ended December 31, 2004	195,141	11,430	(12,463)	194,108	21,803	1,281	(1,396)	21,688
Six Months Ended June 30, 2005	246,529	6,948	(18,093)	235,384	27,530	777	(2,001)	26,306
Ohio Tax-Free
Year Ended December 31, 2004	462,464	43,061	(428,773)	76,752	21,139	1,991	(19,691)	3,439
Six Months Ended June 30, 2005	25,271	17,255	(91,492)	(48,966)	1,204	807	(4,274)	(2,263)

(1) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of Huntington, serves as the Funds' Advisor. The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below.

Fund	Annual Rate

U.S. Treasury Money Market	0.20%
Dividend Capture	0.75%
Growth	0.60%
Income Equity	0.60%
International Equity	1.00%
Macro 100	0.75%
Mid Corp America	0.75%
New Economy	0.85%
Rotating Markets	0.50%
Situs Small Cap	0.75%
Fixed Income	0.50%
Intermediate Government Income	0.50%
Michigan Tax-Free	0.50%
Mortgage Securities	0.50%
Ohio Tax-Free	0.50%
Short/Intermediate Fixed Income	0.50%

For Money Market Ohio Municipal Money Market and Florida Tax-Free Money, the Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets on a tiered basis, as listed below.

Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On $1 billion and more	0.20%

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment adviser (the "Sub-Advisor") of Macro 100 (the "Fund"). The Advisor pays the Sub-Advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Effective November 1, 2004, Huntington became the Administrator to the Trust, and Federated Services Company ("FServ") became the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. Prior to November 1, 2004, FServ was the Administrator and Huntington served as Sub-Administrator to the Trust. Huntington also serves as financial administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period. FServ and Edgewood Services, Inc. ("Edgewood"), the Trust's distributor, are wholly-owned subsidiaries of Fe derated Investors, Inc.

Distribution and Shareholder Services Fees--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate Edgewood, the Funds' distributor, for distribution services in connection with Investment A Shares and Investment B Shares not to exceed 0.25% and 0.75% of the daily net assets of each Fund's Investment A Shares and Investment B Shares, respectively. Investment A Shares and Trust Shares are also subject to either a shareholder servicing administrative fee of 0.25% of each class' average daily net assets to be paid to Huntington or a shareholder services fee not to exceed 0.25% of the daily net assets of such shares to be paid to Edgewood. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. Trust Shares are not subject to Rule 12b-1 fees. Currently, Huntington and Edgewood have agreed to voluntarily waive a portion of their fees on the Investment A Shares and Trust Shares. These waivers are reflected in the waiver section on the Statement of Operations. For the six months ended June 30, 2005, Huntington and its affiliates received $3,691,362 in shareholder service fees. For the six months ended June 30, 2005, Edgewood received commissions of $476,811 earned on sales of Investment A Shares and from redemption of Investment A and Investment B Shares, of which $436,092 was re-allowed to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. ("Unified") is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as each of the Funds' custodian, except International Equity. State Street Bank and Trust Company serves as custodian for International Equity. Huntington and State Street Bank and Trust Company receive fees based on the level of a Fund's average daily net assets for the period, plus out-of-pocket expenses.

Huntington also receives an administrative fee from the lending agent for the transaction activity associated with the securities lending program.

Compliance Services--The Trust has contracted with BISYS to provide certain compliance services on behalf of the Trust. Subject to the direction and control of the Trustees, BISYS has developed and assisted in implementing a compliance program on behalf of the Trust and provides the Chief Compliance Officer to the Trust.

General--Certain of the officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) Rotating Markets Structure

Rotating Markets ("Fund"), in accordance with its prospectus, seeks to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Fund	Purchases	Sales

Dividend Capture	99,195,251	69,431,506
Growth	36,903,184	44,033,192
Income Equity	48,532,485	46,766,642
International Equity	26,471,689	11,094,166
Macro 100	7,187,048	626,665
Mid Corp America	7,560,336	7,460,690
New Economy	44,603,474	32,467,505
Rotating Markets	12,379,970	9,801,371
Situs Small Cap	9,897,529	4,135,573
Fixed Income	10,138,716	17,830,890
Intermediate Government Income	--	--
Michigan Tax-Free	12,040,565	12,392,478
Mortgage Securities	1,145,544	485,956
Ohio Tax-Free	20,439,777	22,891,398
Short/Intermediate Fixed Income	26,590,010	35,788,940

(7) Concentration of Credit Risk

Since each of Florida Tax-Free Money, Michigan Tax-Free, Ohio Municipal Money Market and Ohio Tax-Free invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2005, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is indicated below.

Fund	Percentage of Portfolio Guaranteed/ Insured	Percentage of Portfolio Backed by Largest Guarantor/ Insurer

Florida Tax-Free Money	74.85%	10.91%
Michigan Tax-Free	51.72%	18.69%
Ohio Municipal Money Market	77.61%	11.69%
Ohio Tax-Free	60.17%	18.41%

(8) Changes in Independent Auditors

On March 2, 2004, the Board of Trustees of the Trust, upon the recommendation of the Trust's audit committee, decided to engage Ernst & Young LLP as independent auditors for the Funds' fiscal year ended December 31, 2004. For the prior fiscal years ended December 31, 2002 and 2003, KPMG LLP ("KPMG") audited the funds' financial statements. KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and KPMG on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreement in its report.

Supplemental Information (unaudited)

Shareholder Expense Example

Fund Expenses--As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2005 to June 30, 2005.

Actual Expenses--The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes--The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares, and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period(2)	Annualized Expense Ratio

Florida Tax-Free Money

Trust	Actual	$1,000.00	$1,006.10	$4.68	0.94%

	Hypothetical(1)	$1,000.00	$1,020.34	$4.72	0.94%

Investment A	Actual	$1,000.00	$1,004.80	$5.92	1.19%

	Hypothetical(1)	$1,000.00	$1,019.10	$5.97	1.19%

Money Market

Trust	Actual	$1,000.00	$1,009.30	$4.09	0.82%

	Hypothetical(1)	$1,000.00	$1,020.93	$4.12	0.82%

Investment A	Actual	$1,000.00	$1,008.10	$5.33	1.07%

	Hypothetical(1)	$1,000.00	$1,019.69	$5.37	1.07%

Investment B	Actual	$1,000.00	$1,010.60	$2.84	0.57%

	Hypothetical(1)	$1,000.00	$1,022.17	$2.86	0.57%

Interfund	Actual	$1,000.00	$1,010.60	$2.84	0.57%

	Hypothetical(1)	$1,000.00	$1,022.17	$2.86	0.57%

Ohio Municipal Money Market

Trust	Actual	$1,000.00	$1,006.80	$4.18	0.84%

	Hypothetical(1)	$1,000.00	$1,020.83	$4.22	0.84%

Investment A	Actual	$1,000.00	$1,005.60	$5.42	1.09%

	Hypothetical(1)	$1,000.00	$1,019.59	$5.47	1.09%

U.S. Treasury Money Market

Trust	Actual	$1,000.00	$1,009.00	$3.64	0.73%

	Hypothetical(1)	$1,000.00	$1,021.38	$3.67	0.73%

Investment A	Actual	$1,000.00	$1,007.80	$4.88	0.98%

	Hypothetical(1)	$1,000.00	$1,020.14	$4.92	0.98%

Dividend Capture

Trust	Actual	$1,000.00	$1,008.70	$6.57	1.32%

	Hypothetical(1)	$1,000.00	$1,018.45	$6.63	1.32%

Investment A	Actual	$1,000.00	$1,007.50	$7.81	1.57%

	Hypothetical(1)	$1,000.00	$1,017.21	$7.88	1.57%

Investment B	Actual	$1,000.00	$1,005.00	$10.29	2.07%

	Hypothetical(1)	$1,000.00	$1,025.00	$10.39	2.07%

Growth

Trust	Actual	$1,000.00	$ 990.80	$5.68	1.15%

	Hypothetical(1)	$1,000.00	$1,019.30	$5.77	1.15%

Investment A	Actual	$1,000.00	$ 989.70	$6.91	1.40%

	Hypothetical(1)	$1,000.00	$1,018.06	$7.03	1.40%

Investment B	Actual	$1,000.00	$ 987.10	$9.36	1.90%

	Hypothetical(1)	$1,000.00	$1,015.58	$9.54	1.90%

Income Equity

Trust	Actual	$1,000.00	$1,010.60	$5.73	1.15%

	Hypothetical(1)	$1,000.00	$1,019.30	$5.77	1.15%

Investment A	Actual	$1,000.00	$1,009.10	$6.97	1.40%

	Hypothetical(1)	$1,000.00	$1,018.06	$7.03	1.40%

Investment B	Actual	$1,000.00	$1,006.80	$9.45	1.90%

	Hypothetical(1)	$1,000.00	$1,025.00	$9.54	1.90%

International Equity

Trust	Actual	$1,000.00	$1,001.90	$7.84	1.58%

	Hypothetical(1)	$1,000.00	$1,017.16	$7.93	1.58%

Investment A	Actual	$1,000.00	$1,000.90	$9.08	1.83%

	Hypothetical(1)	$1,000.00	$1,015.93	$9.19	1.83%

Investment B	Actual	$1,000.00	$ 997.10	$11.54	2.33%

	Hypothetical(1)	$1,000.00	$1,013.45	$11.70	2.33%

Macro 100

Trust	Actual	$1,000.00	$ 952.70	$7.46	1.54%

	Hypothetical(1)	$1,000.00	$1,017.36	$7.73	1.54%

Investment A	Actual	$1,000.00	$ 950.80	$8.66	1.79%

	Hypothetical(1)	$1,000.00	$1,016.12	$8.99	1.79%

Investment B	Actual	$1,000.00	$ 949.00	$11.07	2.29%

	Hypothetical(1)	$1,000.00	$1,013.64	$11.50	2.29%

Mid Corp America

Trust	Actual	$1,000.00	$1,045.30	$6.69	1.32%

	Hypothetical(1)	$1,000.00	$1,018.45	$6.63	1.32%

Investment A	Actual	$1,000.00	$1,044.40	$7.96	1.57%

	Hypothetical(1)	$1,000.00	$1,017.21	$7.88	1.57%

Investment B	Actual	$1,000.00	$1,041.50	$10.48	2.07%

	Hypothetical(1)	$1,000.00	$1,014.74	$10.39	2.07%

New Economy

Trust	Actual	$1,000.00	$1,022.30	$7.37	1.47%

	Hypothetical(1)	$1,000.00	$1,017.71	$7.38	1.47%

Investment A	Actual	$1,000.00	$1,021.10	$8.62	1.72%

	Hypothetical(1)	$1,000.00	$1,016.47	$8.64	1.72%

Investment B	Actual	$1,000.00	$1,018.70	$11.11	2.22%

	Hypothetical(1)	$1,000.00	$1,013.99	$11.15	2.22%

Rotating Markets

Trust	Actual	$1,000.00	$ 990.50	$5.87	1.19%

	Hypothetical(1)	$1,000.00	$1,019.10	$5.97	1.19%

Investment A	Actual	$1,000.00	$ 989.40	$7.10	1.44%

	Hypothetical(1)	$1,000.00	$1,017.86	$7.23	1.44%

Situs Small Cap

Trust	Actual	$1,000.00	$1,055.00	$6.98	1.37%

	Hypothetical(1)	$1,000.00	$1,018.21	$6.88	1.37%

Investment A	Actual	$1,000.00	$1,053.50	$8.25	1.62%

	Hypothetical(1)	$1,000.00	$1,016.97	$8.13	1.62%

Investment B	Actual	$1,000.00	$1,051.20	$ 10.78	2.12%

	Hypothetical(1)	$1,000.00	$1,014.49	$ 10.64	2.12%

Fixed Income

Trust	Actual	$1,000.00	$1,025.40	$5.37	1.07%

	Hypothetical(1)	$1,000.00	$1,019.69	$5.37	1.07%

Investment A	Actual	$1,000.00	$1,023.70	$6.62	1.32%

	Hypothetical(1)	$1,000.00	$1,018.45	$6.63	1.32%

Investment B	Actual	$1,000.00	$1,021.20	$9.12	1.82%

	Hypothetical(1)	$1,000.00	$1,015.97	$9.14	1.82%

Intermediate Government Income

Trust	Actual	$1,000.00	$1,015.90	$5.45	1.09%

	Hypothetical(1)	$1,000.00	$1,019.59	$5.47	1.09%

Investment A	Actual	$1,000.00	$1,014.70	$6.69	1.34%

	Hypothetical(1)	$1,000.00	$1,018.36	$6.73	1.34%

Investment B	Actual	$1,000.00	$1,013.10	$9.18	1.84%

	Hypothetical(1)	$1,000.00	$1,015.88	$9.24	1.84%

Michigan Tax-Free

Trust	Actual	$1,000.00	$1,008.80	$6.18	1.24%

	Hypothetical(1)	$1,000.00	$1,018.85	$6.23	1.24%

Investment A	Actual	$1,000.00	$1,007.50	$7.42	1.49%

	Hypothetical(1)	$1,000.00	$1,017.61	$7.48	1.49%

Investment B	Actual	$1,000.00	$1,006.00	$9.90	1.99%

	Hypothetical(1)	$1,000.00	$1,015.13	$9.99	1.99%

Mortgage Securities

Trust	Actual	$1,000.00	$1,017.30	$5.60	1.12%

	Hypothetical(1)	$1,000.00	$1,019.45	$5.62	1.12%

Investment A	Actual	$1,000.00	$1,015.90	$6.80	1.36%

	Hypothetical(1)	$1,000.00	$1,018.26	$6.83	1.36%

Investment B	Actual	$1,000.00	$1,014.60	$9.34	1.87%

	Hypothetical(1)	$1,000.00	$1,015.73	$9.39	1.87%

Ohio Tax-Free

Trust	Actual	$1,000.00	$1,008.50	$5.73	1.15%

	Hypothetical(1)	$1,000.00	$1,019.30	$5.77	1.15%

Investment A	Actual	$1,000.00	$1,007.30	$6.97	1.40%

	Hypothetical(1)	$1,000.00	$1,018.06	$7.03	1.40%

Investment B	Actual	$1,000.00	$1,004.80	$9.44	1.90%

	Hypothetical(1)	$1,000.00	$1,015.58	$9.54	1.90%

Short/Intermediate Fixed Income

Trust	Actual	$1,000.00	$1,004.80	$5.27	1.06%

	Hypothetical(1)	$1,000.00	$1,019.74	$5.32	1.06%

Investment A	Actual	$1,000.00	$1,003.60	$6.51	1.31%

	Hypothetical(1)	$1,000.00	$1,018.50	$6.58	1.31%

(1) Hypothetical assumes 5% annual return before expenses.

(2) Expenses are equal to the Funds’ annualized expense ratios for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The “Financial Highlights” tables in the Funds’ financial statements, included in this report, also show the gross expense ratios.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting "Form N-Q".

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of the Huntington Funds and is the custodian of certain Funds. State Street Bank and Trust Company is also a custodian to one of the Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Federated Services Company and Edgewood Services, Inc., the Sub-Administrator and Distributor of the Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412

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27608 (8/05)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.      Audit Committee of Listed Registrants.

Not applicable.

Item 6.      Schedule of Investments.

Not applicable.

Item 7.  Disclosure of Proxy Voting  Policies and  Procedures  for  Closed-End
Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity  Securities by Closed-End  Management  Investment
Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)   The registrant's  Principal  Executive  Officer and Principal  Financial
Officer have concluded that the registrant's disclosure     controls       and
procedures  (as  defined  in Rule  30a-3(c)  under the Act) are  effective  in
design and operation and are sufficient to      form   the    basis   of   the
certifications   required  by  Rule  30a-2  under  the  Act,  based  on  their
evaluation of these disclosure      controls and procedures  within 90 days of
the filing date of this report on Form N-CSR.

(b)   There  were  no  changes  in  the  registrant's  internal  control  over
financial reporting (as defined in Rule 30a-3(d) under the Act)   that
occurred  during the  second  fiscal  quarter  of the  period  covered by this
report that have materially affected or are     reasonably      likely      to
materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

      (a)(1)  Not applicable.

      (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the Act are attached hereto.

      (a)(3) Not applicable.

      (b)  Certifications   pursuant  to  Rule  30a-2(b)  under  the  Act  are
furnished herewith.

                                  SIGNATURES

      Pursuant to the requirements of the Securities  Exchange Act of 1934 and the Investment Company Act of 1940, the registrant
has duly  caused  this  report to be signed on its behalf by the  undersigned, thereunto duly authorized.

Registrant  The Huntington Funds

By          /s/Charles L. Davis, Jr.
            --------------------------------------------------------------------
            Charles L. Davis, Jr., Chief Executive Officer and Principal
            Executive Officer

Date        September 7, 2005
            ____________________________________

      Pursuant to the requirements of the Securities  Exchange Act of 1934 and the Investment  Company Act of 1940,  this report has been signed below by the following  persons on behalf of the  registrant  and in the  capacities and on the dates indicated.

By          /s/Charles L. Davis, Jr.
            --------------------------------------------------------------------
            Charles L. Davis, Jr., Chief Executive Officer and Principal
            Executive Officer

Date        September 7, 2005
            ____________________________________

By          /s/Christopher E. Sabato
            --------------------------------------------------------------------
            Christopher E. Sabato, Treasurer and Principal Financial Officer

Date        September 6, 2005
            ____________________________________